UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3583

Fidelity Mt. Vernon Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2011

Item 1. Reports to Stockholders

Fidelity®
130/30 Large Cap
Fund

Semiannual Report

May 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, changes in net assets and cash flows as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend through the end of May, overcoming bouts of short-term volatility following unrest in North Africa and the natural disaster in Japan. Still, questions remained about the longer-term outlook, most notably inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Class A	2.09%
Actual		$ 1,000.00	$ 1,162.80	$ 11.27
HypotheticalA		$ 1,000.00	$ 1,014.51	$ 10.50
Class T	2.34%
Actual		$ 1,000.00	$ 1,160.30	$ 12.60
HypotheticalA		$ 1,000.00	$ 1,013.26	$ 11.75
Class B	2.84%
Actual		$ 1,000.00	$ 1,158.50	$ 15.28
HypotheticalA		$ 1,000.00	$ 1,010.77	$ 14.24
Class C	2.84%
Actual		$ 1,000.00	$ 1,158.80	$ 15.29
HypotheticalA		$ 1,000.00	$ 1,010.77	$ 14.24
130/30 Large Cap	1.84%
Actual		$ 1,000.00	$ 1,165.70	$ 9.93
HypotheticalA		$ 1,000.00	$ 1,015.76	$ 9.25
Institutional Class	1.84%
Actual		$ 1,000.00	$ 1,164.50	$ 9.93
HypotheticalA		$ 1,000.00	$ 1,015.76	$ 9.25

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Long Stocks as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.6	3.5
Chevron Corp.	4.6	4.7
Marathon Oil Corp.	3.2	3.0
Humana, Inc.	3.1	2.0
Vodafone Group PLC Sponsored ADR	3.0	1.8
Capital One Financial Corp.	2.9	0.0
Dr Pepper Snapple Group, Inc.	2.6	2.0
Anheuser-Busch InBev SA NV	2.5	2.7
KBR, Inc.	2.2	0.8
AES Corp.	2.2	0.0
	30.9
Top Ten Short Stocks as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
PartnerRe Ltd.	(1.1)	(0.0)
Thoratec Corp.	(1.1)	(0.0)
F5 Networks, Inc.	(0.9)	(0.0)
Dendreon Corp.	(0.9)	(0.0)
Mack-Cali Realty Corp.	(0.9)	(1.0)
RTI International Metals, Inc.	(0.9)	(0.0)
Corporate Office Properties Trust (SBI)	(0.9)	(0.4)
Louisiana-Pacific Corp.	(0.9)	(0.0)
Lamar Advertising Co. Class A	(0.9)	(0.0)
Valley National Bancorp	(0.9)	(0.0)
	(9.4)
Market Sectors as of May 31, 2011
As a % of fund's net assets	Long	Short	Net
Information Technology	21.9	(4.4)	17.5
Industrials	16.8	(3.2)	13.6
Consumer Discretionary	17.5	(4.5)	13.0
Energy	16.1	(3.3)	12.8
Health Care	15.2	(4.4)	10.8
Consumer Staples	10.2	(0.5)	9.7
Financials	15.5	(7.5)	8.0
Materials	8.9	(4.4)	4.5
Telecommunication Services	4.2	(0.0)	4.2
Utilities	2.2	(0.0)	2.2
Market Sectors as of November 30, 2010
As a % of fund's net assets	Long	Short	Net
Information Technology	25.4	(4.8)	20.6
Financials	20.6	(4.3)	16.3
Consumer Staples	13.2	(2.1)	11.1
Consumer Discretionary	16.3	(5.4)	10.9
Health Care	12.4	(3.3)	9.1
Energy	16.2	(7.4)	8.8
Industrials	11.5	(3.7)	7.8
Materials	5.9	(1.1)	4.8
Utilities	4.4	(0.9)	3.5
Telecommunication Services	3.6	(0.5)	3.1
Equity Exposure (% of fund's net assets)
As of May 31, 2011	As of November 30, 2010
Long equity positions* 128.5%	Long equity positions* 129.5%
Short equity positions (32.2)%	Short equity positions (33.5)%
Net equity positions 96.3%	Net equity positions 96.0%

* Long equity positions are adjusted to reflect the effect of future contracts, if applicable.

Semiannual Report

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

LONG STOCK POSITIONS (c) - 128.5%
	Shares	Value
COMMON STOCKS - 127.5%
CONSUMER DISCRETIONARY - 16.5%
Auto Components - 2.5%
Tenneco, Inc. (a)	3,700	$ 154,475
TRW Automotive Holdings Corp. (a)	11,700	665,379
		819,854
Automobiles - 1.0%
Bayerische Motoren Werke AG (BMW)	3,811	337,088
Diversified Consumer Services - 1.2%
ITT Educational Services, Inc. (a)	2,600	178,828
Weight Watchers International, Inc.	2,600	208,624
		387,452
Media - 4.8%
CBS Corp. Class B	14,700	410,865
Comcast Corp. Class A (special) (non-vtg.)	7,800	183,690
Discovery Communications, Inc. Class C (a)	4,300	166,969
DISH Network Corp. Class A (a)	13,600	411,808
Viacom, Inc. Class B (non-vtg.)	7,600	383,116
		1,556,448
Multiline Retail - 1.4%
Macy's, Inc.	16,100	464,968
Specialty Retail - 3.2%
GameStop Corp. Class A (a)	7,800	218,244
Limited Brands, Inc.	9,900	395,604
Lithia Motors, Inc. Class A (sub. vtg.)	11,100	198,690
Sally Beauty Holdings, Inc. (a)	12,300	206,148
		1,018,686
Textiles, Apparel & Luxury Goods - 2.4%
Phillips-Van Heusen Corp.	5,600	369,432
VF Corp.	4,000	398,680
		768,112
TOTAL CONSUMER DISCRETIONARY		5,352,608
CONSUMER STAPLES - 10.2%
Beverages - 5.1%
Anheuser-Busch InBev SA NV	13,304	804,214
Dr Pepper Snapple Group, Inc.	20,100	828,120
		1,632,334
Food Products - 1.5%
Chiquita Brands International, Inc. (a)	8,200	122,180
LONG STOCK POSITIONS (c) - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Fresh Del Monte Produce, Inc.	5,800	$ 159,442
Omega Protein Corp. (a)	15,400	199,738
		481,360
Personal Products - 1.7%
Elizabeth Arden, Inc. (a)	9,100	279,643
Nu Skin Enterprises, Inc. Class A	5,100	199,359
Prestige Brands Holdings, Inc. (a)	6,370	82,237
		561,239
Tobacco - 1.9%
Imperial Tobacco Group PLC	5,605	200,626
Lorillard, Inc.	3,700	426,536
		627,162
TOTAL CONSUMER STAPLES		3,302,095
ENERGY - 16.1%
Energy Equipment & Services - 6.5%
Baker Hughes, Inc.	5,900	436,187
Basic Energy Services, Inc. (a)	7,600	206,720
Helix Energy Solutions Group, Inc. (a)	12,000	210,240
Nabors Industries Ltd. (a)	23,900	666,571
National Oilwell Varco, Inc.	5,100	370,158
Newpark Resources, Inc. (a)	22,000	213,620
		2,103,496
Oil, Gas & Consumable Fuels - 9.6%
Chevron Corp.	14,000	1,468,740
Marathon Oil Corp.	19,000	1,029,230
Tesoro Corp. (a)	16,400	400,160
Western Refining, Inc. (a)	11,500	200,445
		3,098,575
TOTAL ENERGY		5,202,071
FINANCIALS - 15.5%
Capital Markets - 2.2%
Ameriprise Financial, Inc.	6,300	385,749
Waddell & Reed Financial, Inc. Class A	8,100	312,660
		698,409
LONG STOCK POSITIONS (c) - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 0.0%
HSBC Holdings PLC sponsored ADR	1	$ 52
Consumer Finance - 4.1%
Capital One Financial Corp.	17,200	934,648
SLM Corp.	23,800	405,552
		1,340,200
Diversified Financial Services - 5.2%
JPMorgan Chase & Co.	34,700	1,500,428
KKR Financial Holdings LLC	18,100	181,543
		1,681,971
Insurance - 3.0%
CNO Financial Group, Inc. (a)	45,900	355,266
Lincoln National Corp.	9,800	287,630
Torchmark Corp.	5,000	331,500
		974,396
Real Estate Management & Development - 1.0%
CB Richard Ellis Group, Inc. Class A (a)	12,300	325,089
TOTAL FINANCIALS		5,020,117
HEALTH CARE - 15.2%
Biotechnology - 0.0%
Targacept, Inc. (a)	200	4,500
Health Care Equipment & Supplies - 5.3%
Boston Scientific Corp. (a)	51,400	369,052
CareFusion Corp. (a)	6,400	185,472
Covidien PLC	7,100	390,500
Kinetic Concepts, Inc. (a)	6,700	397,578
Zimmer Holdings, Inc. (a)	5,500	372,680
		1,715,282
Health Care Providers & Services - 8.6%
Aetna, Inc.	8,500	371,280
AMERIGROUP Corp. (a)	3,100	219,821
CIGNA Corp.	3,900	194,571
Health Net, Inc. (a)	5,900	189,331
Healthspring, Inc. (a)	9,500	416,575
Humana, Inc.	12,400	998,572
Kindred Healthcare, Inc. (a)	16,000	392,640
		2,782,790
LONG STOCK POSITIONS (c) - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 1.3%
Thermo Fisher Scientific, Inc. (a)	6,500	$ 425,425
TOTAL HEALTH CARE		4,927,997
INDUSTRIALS - 16.8%
Aerospace & Defense - 0.6%
AerCap Holdings NV (a)	14,100	191,196
Airlines - 2.4%
Alaska Air Group, Inc. (a)	5,400	364,716
US Airways Group, Inc. (a)	43,800	398,580
		763,296
Commercial Services & Supplies - 1.2%
Sykes Enterprises, Inc. (a)	18,000	389,340
Construction & Engineering - 5.7%
AECOM Technology Corp. (a)	6,900	197,823
Fluor Corp.	5,600	386,008
KBR, Inc.	19,600	731,472
MasTec, Inc. (a)	18,500	389,425
URS Corp. (a)	3,500	154,210
		1,858,938
Electrical Equipment - 1.6%
EnerSys (a)	4,600	164,680
General Cable Corp. (a)	8,500	354,875
		519,555
Industrial Conglomerates - 1.3%
General Electric Co.	22,000	432,080
Machinery - 2.6%
Harsco Corp.	11,300	378,663
Timken Co.	8,900	459,418
		838,081
Professional Services - 0.4%
SFN Group, Inc. (a)	12,000	124,680
Road & Rail - 1.0%
CSX Corp.	4,300	340,990
TOTAL INDUSTRIALS		5,458,156
LONG STOCK POSITIONS (c) - continued
	Shares	Value
INFORMATION TECHNOLOGY - 21.9%
Communications Equipment - 2.9%
Alcatel-Lucent SA sponsored ADR (a)	30,200	$ 171,234
HTC Corp.	9,000	383,313
Motorola Solutions, Inc.	8,400	402,108
		956,655
Computers & Peripherals - 1.7%
Western Digital Corp. (a)	14,800	542,420
Electronic Equipment & Components - 3.9%
Anixter International, Inc.	5,400	365,526
Arrow Electronics, Inc. (a)	8,200	365,966
Flextronics International Ltd. (a)	19,200	139,008
Jabil Circuit, Inc.	18,400	397,072
		1,267,572
Internet Software & Services - 0.1%
Facebook, Inc. Class B (d)	1,558	38,950
IT Services - 1.3%
Alliance Data Systems Corp. (a)	4,400	413,292
Semiconductors & Semiconductor Equipment - 9.1%
ASML Holding NV	9,500	370,595
Entegris, Inc. (a)	28,400	260,712
GT Solar International, Inc. (a)	14,700	187,572
Lam Research Corp. (a)	3,900	183,281
Micron Technology, Inc. (a)	55,400	565,080
Novellus Systems, Inc. (a)	4,900	177,723
NVIDIA Corp. (a)	20,700	414,828
Samsung Electronics Co. Ltd.	790	660,714
Teradyne, Inc. (a)	8,900	142,489
		2,962,994
Software - 2.9%
Autodesk, Inc. (a)	8,800	378,224
Oracle Corp.	16,000	547,520
		925,744
TOTAL INFORMATION TECHNOLOGY		7,107,627
MATERIALS - 8.9%
Chemicals - 6.5%
BASF AG	4,123	381,175
Cabot Corp.	4,600	194,258
CF Industries Holdings, Inc.	2,300	353,694
LONG STOCK POSITIONS (c) - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Kraton Performance Polymers, Inc. (a)	10,800	$ 415,368
LyondellBasell Industries NV Class A	4,500	197,145
Rockwood Holdings, Inc. (a)	3,700	194,583
Solutia, Inc. (a)	6,500	162,305
W.R. Grace & Co. (a)	4,400	205,876
		2,104,404
Metals & Mining - 2.4%
Anglo American PLC (United Kingdom)	8,300	413,688
Reliance Steel & Aluminum Co.	3,700	190,587
Walter Energy, Inc.	1,300	161,915
		766,190
TOTAL MATERIALS		2,870,594
TELECOMMUNICATION SERVICES - 4.2%
Wireless Telecommunication Services - 4.2%
MetroPCS Communications, Inc. (a)	21,600	386,640
Vodafone Group PLC sponsored ADR	34,300	961,429
		1,348,069
UTILITIES - 2.2%
Independent Power Producers & Energy Traders - 2.2%
AES Corp. (a)	53,900	698,544
TOTAL COMMON STOCKS (Cost $36,974,832)		41,287,878
NONCONVERTIBLE PREFERRED STOCKS - 1.0%

CONSUMER DISCRETIONARY - 1.0%
Automobiles - 1.0%
Volkswagen AG (Cost $306,285)	1,800	319,564
TOTAL LONG STOCK POSITIONS - 128.5% (Cost $37,281,117)		41,607,442
Money Market Funds - 2.0%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b) (Cost $646,529)	646,529	$ 646,529
TOTAL INVESTMENT PORTFOLIO - 130.5% (Cost $37,927,646)		42,253,971
TOTAL SECURITIES SOLD SHORT - (32.2)% (Proceeds $9,834,759)		(10,430,239)
NET OTHER ASSETS (LIABILITIES) - 1.7%		556,740
NET ASSETS - 100%		$ 32,380,472
SHORT STOCK POSITIONS - (32.2)%

COMMON STOCKS - (32.2)%
CONSUMER DISCRETIONARY - (4.5)%
Auto Components - (0.8)%
Amerigon, Inc.	(16,500)	(274,395)
Hotels, Restaurants & Leisure - (1.0)%
Marriott International, Inc. Class A	(5,600)	(211,736)
Orient Express Hotels Ltd. Class A	(8,300)	(97,027)
		(308,763)
Media - (1.4)%
Discovery Communications, Inc.	(3,700)	(161,172)
Lamar Advertising Co. Class A	(9,700)	(281,688)
		(442,860)
Specialty Retail - (0.6)%
CarMax, Inc.	(6,400)	(189,824)
Textiles, Apparel & Luxury Goods - (0.7)%
K-Swiss, Inc. Class A	(21,600)	(238,248)
TOTAL CONSUMER DISCRETIONARY		(1,454,090)
SHORT STOCK POSITIONS - continued
	Shares	Value
CONSUMER STAPLES - (0.5)%
Food Products - (0.5)%
Hershey Co.	(3,100)	$ (172,763)
ENERGY - (3.3)%
Oil, Gas & Consumable Fuels - (3.3)%
Comstock Resources, Inc.	(8,000)	(240,560)
CONSOL Energy, Inc.	(3,600)	(184,572)
EOG Resources, Inc.	(1,500)	(163,710)
Nordic American Tanker Shipping Ltd.	(10,000)	(233,600)
Range Resources Corp.	(4,300)	(240,456)
		(1,062,898)
FINANCIALS - (7.5)%
Commercial Banks - (3.4)%
Bank of Hawaii Corp.	(3,900)	(184,860)
First Horizon National Corp.	(17,396)	(182,832)
TCF Financial Corp.	(12,700)	(191,135)
Valley National Bancorp	(20,265)	(275,401)
Westamerica Bancorp.	(5,300)	(266,590)
		(1,100,818)
Insurance - (1.1)%
PartnerRe Ltd.	(5,000)	(374,200)
Real Estate Investment Trusts - (3.0)%
Corporate Office Properties Trust (SBI)	(8,200)	(290,444)
DuPont Fabros Technology, Inc.	(7,100)	(185,594)
Mack-Cali Realty Corp.	(8,500)	(300,560)
Plum Creek Timber Co., Inc.	(4,600)	(186,392)
		(962,990)
TOTAL FINANCIALS		(2,438,008)
SHORT STOCK POSITIONS - continued
	Shares	Value
HEALTH CARE - (4.4)%
Biotechnology - (1.5)%
Dendreon Corp.	(7,200)	$ (305,208)
Sangamo Biosciences, Inc.	(27,600)	(195,960)
		(501,168)
Health Care Equipment & Supplies - (2.9)%
Abaxis, Inc.	(6,200)	(193,006)
Conceptus, Inc.	(10,300)	(131,119)
Intuitive Surgical, Inc.	(700)	(244,300)
Thoratec Corp.	(10,500)	(365,085)
		(933,510)
TOTAL HEALTH CARE		(1,434,678)
INDUSTRIALS - (3.2)%
Aerospace & Defense - (0.8)%
Hexcel Corp.	(11,900)	(245,973)
Airlines - (0.8)%
AMR Corp.	(42,500)	(266,475)
Professional Services - (0.8)%
Verisk Analytics, Inc.	(7,100)	(241,755)
Road & Rail - (0.8)%
Knight Transportation, Inc.	(16,000)	(273,600)
TOTAL INDUSTRIALS		(1,027,803)
INFORMATION TECHNOLOGY - (4.4)%
Communications Equipment - (0.9)%
F5 Networks, Inc.	(2,700)	(306,666)
Electronic Equipment & Components - (0.9)%
Dolby Laboratories, Inc. Class A	(5,800)	(271,092)
Semiconductors & Semiconductor Equipment - (2.6)%
Cree, Inc.	(5,800)	(254,562)
FormFactor, Inc.	(23,100)	(228,921)
SHORT STOCK POSITIONS - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Mattson Technology, Inc.	(74,900)	$ (127,330)
Silicon Laboratories, Inc.	(5,300)	(227,794)
		(838,607)
TOTAL INFORMATION TECHNOLOGY		(1,416,365)
MATERIALS - (4.4)%
Chemicals - (0.6)%
Monsanto Co.	(2,700)	(191,808)
Construction Materials - (0.6)%
Vulcan Materials Co.	(5,300)	(214,597)
Containers & Packaging - (0.8)%
Packaging Corp. of America	(8,400)	(244,440)
Metals & Mining - (1.5)%
RTI International Metals, Inc.	(7,800)	(297,414)
Titanium Metals Corp.	(9,900)	(185,427)
		(482,841)
Paper & Forest Products - (0.9)%
Louisiana-Pacific Corp.	(34,600)	(289,948)
TOTAL MATERIALS		(1,423,634)
		$ (10,430,239)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) A portion of the securities, totaling $33,604,359, are pledged with brokers as collateral for securities sold short.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $38,950 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,072
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,672,172	$ 5,672,172	$ -	$ -
Consumer Staples	3,302,095	2,497,881	804,214	-
Energy	5,202,071	5,202,071	-	-
Financials	5,020,117	5,020,117	-	-
Health Care	4,927,997	4,927,997	-	-
Industrials	5,458,156	5,458,156	-	-
Information Technology	7,107,627	7,068,677	-	38,950
Materials	2,870,594	2,870,594	-	-
Telecommunication Services	1,348,069	1,348,069	-	-
Utilities	698,544	698,544	-	-
Money Market Funds	646,529	646,529	-	-
Short Positions	(10,430,239)	(10,430,239)	-	-
Total Investments in Securities:	$ 31,823,732	$ 30,980,568	$ 804,214	$ 38,950
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(11)
Cost of Purchases	38,961
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 38,950
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ (11)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	81.3%
United Kingdom	4.9%
Germany	3.2%
Belgium	2.5%
Netherlands	2.3%
Korea (South)	2.0%
Ireland	1.2%
Taiwan	1.2%
Others (Individually Less Than 1%)	1.4%
100.0%
Income Tax Information

At November 30, 2010, the fund had a capital loss carryforward of approximately $71,647,237 of which $16,850,748 and $54,796,489 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2011 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $37,281,117)	$ 41,607,442
Fidelity Central Funds (cost $646,529)	646,529
Total Investments (cost $37,927,646)		$ 42,253,971
Cash		2,259
Receivable for investments sold		9,150,455
Receivable for fund shares sold		141,560
Dividends receivable		59,530
Distributions receivable from Fidelity Central Funds		100
Prepaid expenses		14
Total assets		51,607,889

Liabilities
Payable for investments purchased	$ 2,474,421
Securities sold short at value (proceeds $9,834,759)	10,430,239
Dividend expense payable on securities sold short	11,784
Payable for fund shares redeemed	6,236,542
Accrued management fee	20,498
Distribution and service plan fees payable	2,625
Other affiliated payables	10,037
Other payables and accrued expenses	41,271
Total liabilities		19,227,417

Net Assets		$ 32,380,472
Net Assets consist of:
Paid in capital		$ 97,030,003
Accumulated net investment loss		(93,762)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(68,286,667)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,730,898
Net Assets		$ 32,380,472

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2011 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,453,138 ÷ 309,364 shares)	$ 7.93

Maximum offering price per share (100/94.25 of $7.93)	$ 8.41
Class T: Net Asset Value and redemption price per share ($1,796,911 ÷ 227,630 shares)	$ 7.89

Maximum offering price per share (100/96.50 of $7.89)	$ 8.18
Class B: Net Asset Value and offering price per share ($408,222 ÷ 52,224 shares)A	$ 7.82

Class C: Net Asset Value and offering price per share ($1,321,088 ÷ 169,053 shares)A	$ 7.81

130/30 Large Cap: Net Asset Value, offering price and redemption price per share ($26,105,838 ÷ 3,285,553 shares)	$ 7.95

Institutional Class: Net Asset Value, offering price and redemption price per share ($295,275 ÷ 37,251 shares)	$ 7.93

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2011 (Unaudited)
Investment Income
Dividends		$ 217,474
Income from Fidelity Central Funds		1,072
Total income		218,546

Expenses
Management fee Basic fee	$ 140,467
Performance adjustment	(56,010)
Transfer agent fees	45,376
Distribution and service plan fees	12,724
Accounting fees and expenses	8,071
Custodian fees and expenses	14,911
Independent trustees' compensation	79
Registration fees	67,911
Audit	34,344
Legal	37
Interest	37,677
Dividend expenses for securities sold short	51,105
Miscellaneous	145
Total expenses before reductions	356,837
Expense reductions	(44,529)	312,308
Net investment income (loss)		(93,762)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,739,568
Foreign currency transactions	(1,133)
Securities Sold Short	(1,092,963)
Total net realized gain (loss)		3,645,472
Change in net unrealized appreciation (depreciation) on: Investment securities	881,915
Assets and liabilities in foreign currencies	162
Total change in net unrealized appreciation (depreciation)		882,077
Net gain (loss)		4,527,549
Net increase (decrease) in net assets resulting from operations		$ 4,433,787

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (93,762)	$ (86,643)
Net realized gain (loss)	3,645,472	1,193,770
Change in net unrealized appreciation (depreciation)	882,077	544,375
Net increase (decrease) in net assets resulting from operations	4,433,787	1,651,502
Distributions to shareholders from net investment income	-	(232,579)
Distributions to shareholders from net realized gain	-	(43,335)
Total distributions	-	(275,914)
Share transactions - net increase (decrease)	1,278,146	(4,960,407)
Total increase (decrease) in net assets	5,711,933	(3,584,819)

Net Assets
Beginning of period	26,668,539	30,253,358
End of period (including accumulated net investment loss of $93,762 and undistributed net investment income of $0, respectively)	$ 32,380,472	$ 26,668,539

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Cash Flows

Six months ended May 31, 2011 (Unaudited)

Cash flows from operating activities:
Net increase in net assets resulting from operations	$ 4,433,787
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:

Changes in assets and liabilities related to operations:
Change in receivable for investments sold	(6,858,958)
Change in dividends receivable and distributions receivable from Fidelity Central Funds	5,074
Change in prepaid expenses	84
Change in payable for investments purchased	1,145,475
Change in dividend expense payable on securities sold short	4,682
Change in other payables and accrued expenses	(9,499)
Purchases of long term investments	(63,259,092)
Proceeds from sale of long term investments	61,878,066
Purchases of and proceeds from short term investments - net	(242,201)
Net cash from return of capital distributions	6,277
Purchases of covers for securities sold short	(11,880,922)
Proceeds from securities sold short	12,199,496
Net realized gain on investments, foreign currency transactions and securities sold short	(3,645,472)
Change in net unrealized (appreciation) depreciation on investments, foreign currency transactions and securities sold short	(882,077)

Net cash provided by operating activities	(7,105,280)
Cash flows from financing activities:
Proceeds from sales of shares	15,220,537
Cost of shares redeemed	(7,840,756)
Change in accrued broker fees on securities borrowed	(2,426)
Change in payable to custodian bank	(269,816)
Net cash used in financing activities	7,107,539

Net increase in cash and cash equivalents	2,259
Cash and foreign currency, beginning of period	-
Cash and foreign currency, end of period	$ 2,259
(Cash paid during the period for interest $40,103)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.82	$ 6.48	$ 6.38	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	(.03)	.03	- J
Net realized and unrealized gain (loss)	1.14	.40	.10	(3.62)
Total from investment operations	1.11	.37	.13	(3.62)
Distributions from net investment income	-	(.02)	(.03)	-
Distributions from net realized gain	-	(.01)	-	-
Total distributions	-	(.03)	(.03)	-
Net asset value, end of period	$ 7.93	$ 6.82	$ 6.48	$ 6.38
Total Return B, C, D	16.28%	5.75%	2.04%	(36.20)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.36% A	2.25%	2.26%	2.63% A
Expenses net of fee waivers, if any	2.09% A	2.19%	2.19%	2.50% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.82% A	1.61%	1.62%	1.68% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.53% A	1.51%	1.53%	1.55% A
Net investment income (loss)	(.74)%A	(.49)%	.47%	.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,453	$ 1,440	$ 1,898	$ 7,648
Portfolio turnover rate G	301% A	281%	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 31, 2008 (commencement of operations) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.80	$ 6.47	$ 6.37	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.04)	(.05)	.01	(.01)
Net realized and unrealized gain (loss)	1.13	.41	.10	(3.62)
Total from investment operations	1.09	.36	.11	(3.63)
Distributions from net investment income	-	(.02)	(.01)	-
Distributions from net realized gain	-	(.01)	-	-
Total distributions	-	(.03)	(.01)	-
Net asset value, end of period	$ 7.89	$ 6.80	$ 6.47	$ 6.37
Total Return B, C, D	16.03%	5.54%	1.75%	(36.30)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.61% A	2.49%	2.43%	2.96% A
Expenses net of fee waivers, if any	2.34% A	2.44%	2.43%	2.75% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.07% A	1.85%	1.79%	2.01% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.78% A	1.76%	1.77%	1.80% A
Net investment income (loss)	(.99)% A	(.74)%	.23%	(.20)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,797	$ 825	$ 973	$ 1,703
Portfolio turnover rate G	301% A	281%	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 31, 2008 (commencement of operations) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.75	$ 6.43	$ 6.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.08)	(.02)	(.04)
Net realized and unrealized gain (loss)	1.13	.40	.10	(3.61)
Total from investment operations	1.07	.32	.08	(3.65)
Net asset value, end of period	$ 7.82	$ 6.75	$ 6.43	$ 6.35
Total Return B, C, D	15.85%	4.98%	1.26%	(36.50)%
Ratios to Average Net Assets F, I
Expenses before reductions	3.15% A	3.02%	2.92%	3.45% A
Expenses net of fee waivers, if any	2.84% A	2.94%	2.92%	3.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.61% A	2.38%	2.28%	2.50% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	2.29% A	2.26%	2.25%	2.30% A
Net investment income (loss)	(1.50)% A	(1.24)%	(.26)%	(.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 408	$ 410	$ 593	$ 912
Portfolio turnover rate G	301% A	281%	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 31, 2008 (commencement of operations) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.74	$ 6.42	$ 6.35	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.06)	(.08)	(.02)	(.04)
Net realized and unrealized gain (loss)	1.13	.40	.09	(3.61)
Total from investment operations	1.07	.32	.07	(3.65)
Net asset value, end of period	$ 7.81	$ 6.74	$ 6.42	$ 6.35
Total ReturnB, C, D	15.88%	4.98%	1.10%	(36.50)%
Ratios to Average Net AssetsF, I
Expenses before reductions	3.09%A	3.00%	2.96%	3.43%A
Expenses net of fee waivers, if any	2.84%A	2.94%	2.94%	3.25%A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.55%A	2.36%	2.32%	2.48%A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	2.28%A	2.26%	2.28%	2.30%A
Net investment income (loss)	(1.49)%A	(1.24)%	(.28)%	(.69)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,321	$ 641	$ 867	$ 1,925
Portfolio turnover rateG	301%A	281%	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 31, 2008 (commencement of operations) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - 130/30 Large Cap

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 6.82	$ 6.50	$ 6.40	$ 10.00
Income from Investment Operations
Net investment income (loss)D	(.02)	(.02)	.04	.02
Net realized and unrealized gain (loss)	1.15	.40	.10	(3.62)
Total from investment operations	1.13	.38	.14	(3.60)
Distributions from net investment income	-	(.05)	(.04)	-
Distributions from net realized gain	-	(.01)	-	-
Total distributions	-	(.06)	(.04)	-
Net asset value, end of period	$ 7.95	$ 6.82	$ 6.50	$ 6.40
Total ReturnB, C	16.57%	5.94%	2.15%	(36.00)%
Ratios to Average Net AssetsE, H
Expenses before reductions	2.11%A	1.99%	1.96%	2.32%A
Expenses net of fee waivers, if any	1.84%A	1.94%	1.94%	2.25%A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.57%A	1.35%	1.32%	1.37%A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.29%A	1.26%	1.28%	1.30%A
Net investment income (loss)	(.49)%A	(.25)%	.72%	.31%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,106	$ 17,690	$ 21,850	$ 101,323
Portfolio turnover rateF	301%A	281%	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 31, 2008 (commencement of operations) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 6.81	$ 6.50	$ 6.40	$ 10.00
Income from Investment Operations
Net investment income (loss)D	(.02)	(.01)	.05	.02
Net realized and unrealized gain (loss)	1.14	.41	.09	(3.62)
Total from investment operations	1.12	.40	.14	(3.60)
Distributions from net investment income	-	(.08)	(.04)	-
Distributions from net realized gain	-	(.01)	-	-
Total distributions	-	(.09)	(.04)	-
Net asset value, end of period	$ 7.93	$ 6.81	$ 6.50	$ 6.40
Total ReturnB, C	16.45%	6.22%	2.15%	(36.00)%
Ratios to Average Net AssetsE, H
Expenses before reductions	2.05%A	1.87%	1.79%	2.39%A
Expenses net of fee waivers, if any	1.84%A	1.87%	1.79%	2.25%A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.50%A	1.23%	1.15%	1.44%A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.29%A	1.19%	1.12%	1.30%A
Net investment income (loss)	(.50)%A	(.17)%	.87%	.31%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 295	$ 5,662	$ 4,073	$ 2,954
Portfolio turnover rateF	301%A	281%	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 31, 2008 (commencement of operations) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2011 (Unaudited)

1. Organization.

Fidelity 130/30 Large Cap Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, 130/30 Large Cap and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Long and short positions in equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price (last ask price to value short positions) or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income and dividend expense on securities sold short, are recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, partnerships, certain payments in-lieu of dividends on short sales, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,898,914
Gross unrealized depreciation	(573,440)
Net unrealized appreciation (depreciation) on securities and other investments	$ 4,325,474
Tax cost	$ 37,928,497

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November 30, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Short Sales. Consistent with its investment objective, the Fund holds long securities that it expects to outperform the market and sells securities short in issuers expected to underperform the market. The Fund intends to maintain a net long exposure (the market value of long positions less the market value of short positions) of 100%, normally targeting long and short positions of approximately 130% and 30% of the Fund's net assets, respectively. In a short sale transaction, the Fund sells securities it does not own, but has borrowed from a broker, in anticipation of a decline in the market value of the securities. To complete or "close out" a short sale, the Fund must purchase the same securities at the current market price and deliver them to the broker. Until the Fund closes out a short position, it is obligated to pay the broker fees incurred on borrowing the securities. The fees, which are net of rebates, are recorded as interest expense in the accompanying Statement of Operations. The Fund is required to maintain a margin account with the broker and to pledge a portion of its assets to the broker as collateral for the borrowed securities. The collateral is marked-to-market daily to reflect the current value of the short positions. The Fund is subject to risk of loss if the broker were to fail to perform its obligations under the contract. Short positions are reported at value in the accompanying Schedule of Investments under the caption "Short Stock Positions" and in the accompanying Statement of Assets & Liabilities. Dividends declared on short positions are recorded as dividend expense in the accompanying Statement of Operations and the Fund is obligated to pay the broker any dividends due on securities sold short. In the event the price of a security sold short increases between the short sale and when the Fund closes out the short sale, the Fund will incur a loss. The Fund will realize a gain if the security declines in value between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are theoretically unlimited because the short position loses value as the securities' price increases. The Fund's ultimate

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Short Sales - continued

obligation to satisfy the short sale may exceed the amount shown in the accompanying Statement of Assets & Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short sales and short-term securities, aggregated $63,259,092 and $61,878,066, respectively. Securities sold short and purchases to cover securities sold short aggregated $12,199,496 and $11,880,922.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of 130/30 Large Cap as compared to an appropriate benchmark index. The Fund's performance adjustment took effect in March 2009. Subsequent months will be added until the performance period includes 36 months. For the period, the total annualized management fee rate, including the performance adjustment, was .52% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$ 2,444	$ 11
Class T	.25%	.25%	3,480	-
Class B	.75%	.25%	2,088	1,573
Class C	.75%	.25%	4,712	1,147
			$ 12,724	$ 2,731

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,338
Class T	236
Class B*	1,161
Class C*	159
$ 3,894

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 2,959.30
Class T	2,123.31
Class B	633.30
Class C	1,396.30
130/30 Large Cap	31,884.29
Institutional Class	6,381.20
	$ 45,376

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,277 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $51 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense and dividend expense on securities sold short, including

Semiannual Report

8. Expense Reductions - continued

commitment fees, are excluded from this reimbursement. As a result, actual expenses paid by a shareholder may be higher than the limitations listed in the table below.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.55%	$ 2,672
Class T	1.80%	1,930
Class B	2.30%	640
Class C	2.30%	1,189
130/30 Large Cap	1.30%	29,655
Institutional Class	1.30%	6,372
		$ 42,458

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,071 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2011	Year ended November 30, 2010
From net investment income
Class A	$ -	$ 6,090
Class T	-	2,414
130/30 Large Cap	-	172,826
Institutional Class	-	51,249
Total	$ -	$ 232,579
From net realized gain
Class A	$ -	$ 2,900
Class T	-	1,420
130/30 Large Cap	-	32,609
Institutional Class	-	6,406
Total	$ -	$ 43,335

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Class A
Shares sold	178,526	73,007	$ 1,386,525	$ 478,989
Reinvestment of distributions	-	1,315	-	8,586
Shares redeemed	(80,397)	(156,228)	(627,790)	(1,038,236)
Net increase (decrease)	98,129	(81,906)	$ 758,735	$ (550,661)
Class T
Shares sold	127,821	31,619	$ 980,801	$ 205,640
Reinvestment of distributions	-	558	-	3,645
Shares redeemed	(21,564)	(61,198)	(167,736)	(406,815)
Net increase (decrease)	106,257	(29,021)	$ 813,065	$ (197,530)
Class B
Shares sold	811	44,335	$ 6,307	$ 291,738
Shares redeemed	(9,438)	(75,782)	(70,147)	(487,005)
Net increase (decrease)	(8,627)	(31,447)	$ (63,840)	$ (195,267)
Class C
Shares sold	95,901	11,935	$ 734,692	$ 78,964
Shares redeemed	(21,836)	(51,940)	(161,591)	(339,618)
Net increase (decrease)	74,065	(40,005)	$ 573,101	$ (260,654)
130/30 Large Cap
Shares sold	1,561,809	805,670	$ 12,195,531	$ 5,346,058
Reinvestment of distributions	-	29,295	-	191,003
Shares redeemed	(869,268)	(1,605,583)	(6,714,080)	(10,674,647)
Net increase (decrease)	692,541	(770,618)	$ 5,481,451	$ (5,137,586)
Institutional Class
Shares sold	6,466	276,902	$ 50,686	$ 1,836,453
Reinvestment of distributions	-	8,843	-	57,483
Shares redeemed	(801,161)	(80,072)	(6,335,052)	(512,645)
Net increase (decrease)	(794,695)	205,673	$ (6,284,366)	$ 1,381,291

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

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Semiannual Report

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Semiannual Report

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(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
130/30 Large Cap
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2011

Class A, Class T, Class B,
and Class C are classes
of Fidelity ® 130/30
Large Cap Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, changes in net assets and cash flows as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend through the end of May, overcoming bouts of short-term volatility following unrest in North Africa and the natural disaster in Japan. Still, questions remained about the longer-term outlook, most notably inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Class A	2.09%
Actual		$ 1,000.00	$ 1,162.80	$ 11.27
HypotheticalA		$ 1,000.00	$ 1,014.51	$ 10.50
Class T	2.34%
Actual		$ 1,000.00	$ 1,160.30	$ 12.60
HypotheticalA		$ 1,000.00	$ 1,013.26	$ 11.75
Class B	2.84%
Actual		$ 1,000.00	$ 1,158.50	$ 15.28
HypotheticalA		$ 1,000.00	$ 1,010.77	$ 14.24
Class C	2.84%
Actual		$ 1,000.00	$ 1,158.80	$ 15.29
HypotheticalA		$ 1,000.00	$ 1,010.77	$ 14.24
130/30 Large Cap	1.84%
Actual		$ 1,000.00	$ 1,165.70	$ 9.93
HypotheticalA		$ 1,000.00	$ 1,015.76	$ 9.25
Institutional Class	1.84%
Actual		$ 1,000.00	$ 1,164.50	$ 9.93
HypotheticalA		$ 1,000.00	$ 1,015.76	$ 9.25

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Long Stocks as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.6	3.5
Chevron Corp.	4.6	4.7
Marathon Oil Corp.	3.2	3.0
Humana, Inc.	3.1	2.0
Vodafone Group PLC Sponsored ADR	3.0	1.8
Capital One Financial Corp.	2.9	0.0
Dr Pepper Snapple Group, Inc.	2.6	2.0
Anheuser-Busch InBev SA NV	2.5	2.7
KBR, Inc.	2.2	0.8
AES Corp.	2.2	0.0
	30.9
Top Ten Short Stocks as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
PartnerRe Ltd.	(1.1)	(0.0)
Thoratec Corp.	(1.1)	(0.0)
F5 Networks, Inc.	(0.9)	(0.0)
Dendreon Corp.	(0.9)	(0.0)
Mack-Cali Realty Corp.	(0.9)	(1.0)
RTI International Metals, Inc.	(0.9)	(0.0)
Corporate Office Properties Trust (SBI)	(0.9)	(0.4)
Louisiana-Pacific Corp.	(0.9)	(0.0)
Lamar Advertising Co. Class A	(0.9)	(0.0)
Valley National Bancorp	(0.9)	(0.0)
	(9.4)
Market Sectors as of May 31, 2011
As a % of fund's net assets	Long	Short	Net
Information Technology	21.9	(4.4)	17.5
Industrials	16.8	(3.2)	13.6
Consumer Discretionary	17.5	(4.5)	13.0
Energy	16.1	(3.3)	12.8
Health Care	15.2	(4.4)	10.8
Consumer Staples	10.2	(0.5)	9.7
Financials	15.5	(7.5)	8.0
Materials	8.9	(4.4)	4.5
Telecommunication Services	4.2	(0.0)	4.2
Utilities	2.2	(0.0)	2.2
Market Sectors as of November 30, 2010
As a % of fund's net assets	Long	Short	Net
Information Technology	25.4	(4.8)	20.6
Financials	20.6	(4.3)	16.3
Consumer Staples	13.2	(2.1)	11.1
Consumer Discretionary	16.3	(5.4)	10.9
Health Care	12.4	(3.3)	9.1
Energy	16.2	(7.4)	8.8
Industrials	11.5	(3.7)	7.8
Materials	5.9	(1.1)	4.8
Utilities	4.4	(0.9)	3.5
Telecommunication Services	3.6	(0.5)	3.1
Equity Exposure (% of fund's net assets)
As of May 31, 2011	As of November 30, 2010
Long equity positions* 128.5%	Long equity positions* 129.5%
Short equity positions (32.2)%	Short equity positions (33.5)%
Net equity positions 96.3%	Net equity positions 96.0%

* Long equity positions are adjusted to reflect the effect of future contracts, if applicable.

Semiannual Report

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

LONG STOCK POSITIONS (c) - 128.5%
	Shares	Value
COMMON STOCKS - 127.5%
CONSUMER DISCRETIONARY - 16.5%
Auto Components - 2.5%
Tenneco, Inc. (a)	3,700	$ 154,475
TRW Automotive Holdings Corp. (a)	11,700	665,379
		819,854
Automobiles - 1.0%
Bayerische Motoren Werke AG (BMW)	3,811	337,088
Diversified Consumer Services - 1.2%
ITT Educational Services, Inc. (a)	2,600	178,828
Weight Watchers International, Inc.	2,600	208,624
		387,452
Media - 4.8%
CBS Corp. Class B	14,700	410,865
Comcast Corp. Class A (special) (non-vtg.)	7,800	183,690
Discovery Communications, Inc. Class C (a)	4,300	166,969
DISH Network Corp. Class A (a)	13,600	411,808
Viacom, Inc. Class B (non-vtg.)	7,600	383,116
		1,556,448
Multiline Retail - 1.4%
Macy's, Inc.	16,100	464,968
Specialty Retail - 3.2%
GameStop Corp. Class A (a)	7,800	218,244
Limited Brands, Inc.	9,900	395,604
Lithia Motors, Inc. Class A (sub. vtg.)	11,100	198,690
Sally Beauty Holdings, Inc. (a)	12,300	206,148
		1,018,686
Textiles, Apparel & Luxury Goods - 2.4%
Phillips-Van Heusen Corp.	5,600	369,432
VF Corp.	4,000	398,680
		768,112
TOTAL CONSUMER DISCRETIONARY		5,352,608
CONSUMER STAPLES - 10.2%
Beverages - 5.1%
Anheuser-Busch InBev SA NV	13,304	804,214
Dr Pepper Snapple Group, Inc.	20,100	828,120
		1,632,334
Food Products - 1.5%
Chiquita Brands International, Inc. (a)	8,200	122,180
LONG STOCK POSITIONS (c) - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Fresh Del Monte Produce, Inc.	5,800	$ 159,442
Omega Protein Corp. (a)	15,400	199,738
		481,360
Personal Products - 1.7%
Elizabeth Arden, Inc. (a)	9,100	279,643
Nu Skin Enterprises, Inc. Class A	5,100	199,359
Prestige Brands Holdings, Inc. (a)	6,370	82,237
		561,239
Tobacco - 1.9%
Imperial Tobacco Group PLC	5,605	200,626
Lorillard, Inc.	3,700	426,536
		627,162
TOTAL CONSUMER STAPLES		3,302,095
ENERGY - 16.1%
Energy Equipment & Services - 6.5%
Baker Hughes, Inc.	5,900	436,187
Basic Energy Services, Inc. (a)	7,600	206,720
Helix Energy Solutions Group, Inc. (a)	12,000	210,240
Nabors Industries Ltd. (a)	23,900	666,571
National Oilwell Varco, Inc.	5,100	370,158
Newpark Resources, Inc. (a)	22,000	213,620
		2,103,496
Oil, Gas & Consumable Fuels - 9.6%
Chevron Corp.	14,000	1,468,740
Marathon Oil Corp.	19,000	1,029,230
Tesoro Corp. (a)	16,400	400,160
Western Refining, Inc. (a)	11,500	200,445
		3,098,575
TOTAL ENERGY		5,202,071
FINANCIALS - 15.5%
Capital Markets - 2.2%
Ameriprise Financial, Inc.	6,300	385,749
Waddell & Reed Financial, Inc. Class A	8,100	312,660
		698,409
LONG STOCK POSITIONS (c) - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 0.0%
HSBC Holdings PLC sponsored ADR	1	$ 52
Consumer Finance - 4.1%
Capital One Financial Corp.	17,200	934,648
SLM Corp.	23,800	405,552
		1,340,200
Diversified Financial Services - 5.2%
JPMorgan Chase & Co.	34,700	1,500,428
KKR Financial Holdings LLC	18,100	181,543
		1,681,971
Insurance - 3.0%
CNO Financial Group, Inc. (a)	45,900	355,266
Lincoln National Corp.	9,800	287,630
Torchmark Corp.	5,000	331,500
		974,396
Real Estate Management & Development - 1.0%
CB Richard Ellis Group, Inc. Class A (a)	12,300	325,089
TOTAL FINANCIALS		5,020,117
HEALTH CARE - 15.2%
Biotechnology - 0.0%
Targacept, Inc. (a)	200	4,500
Health Care Equipment & Supplies - 5.3%
Boston Scientific Corp. (a)	51,400	369,052
CareFusion Corp. (a)	6,400	185,472
Covidien PLC	7,100	390,500
Kinetic Concepts, Inc. (a)	6,700	397,578
Zimmer Holdings, Inc. (a)	5,500	372,680
		1,715,282
Health Care Providers & Services - 8.6%
Aetna, Inc.	8,500	371,280
AMERIGROUP Corp. (a)	3,100	219,821
CIGNA Corp.	3,900	194,571
Health Net, Inc. (a)	5,900	189,331
Healthspring, Inc. (a)	9,500	416,575
Humana, Inc.	12,400	998,572
Kindred Healthcare, Inc. (a)	16,000	392,640
		2,782,790
LONG STOCK POSITIONS (c) - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 1.3%
Thermo Fisher Scientific, Inc. (a)	6,500	$ 425,425
TOTAL HEALTH CARE		4,927,997
INDUSTRIALS - 16.8%
Aerospace & Defense - 0.6%
AerCap Holdings NV (a)	14,100	191,196
Airlines - 2.4%
Alaska Air Group, Inc. (a)	5,400	364,716
US Airways Group, Inc. (a)	43,800	398,580
		763,296
Commercial Services & Supplies - 1.2%
Sykes Enterprises, Inc. (a)	18,000	389,340
Construction & Engineering - 5.7%
AECOM Technology Corp. (a)	6,900	197,823
Fluor Corp.	5,600	386,008
KBR, Inc.	19,600	731,472
MasTec, Inc. (a)	18,500	389,425
URS Corp. (a)	3,500	154,210
		1,858,938
Electrical Equipment - 1.6%
EnerSys (a)	4,600	164,680
General Cable Corp. (a)	8,500	354,875
		519,555
Industrial Conglomerates - 1.3%
General Electric Co.	22,000	432,080
Machinery - 2.6%
Harsco Corp.	11,300	378,663
Timken Co.	8,900	459,418
		838,081
Professional Services - 0.4%
SFN Group, Inc. (a)	12,000	124,680
Road & Rail - 1.0%
CSX Corp.	4,300	340,990
TOTAL INDUSTRIALS		5,458,156
LONG STOCK POSITIONS (c) - continued
	Shares	Value
INFORMATION TECHNOLOGY - 21.9%
Communications Equipment - 2.9%
Alcatel-Lucent SA sponsored ADR (a)	30,200	$ 171,234
HTC Corp.	9,000	383,313
Motorola Solutions, Inc.	8,400	402,108
		956,655
Computers & Peripherals - 1.7%
Western Digital Corp. (a)	14,800	542,420
Electronic Equipment & Components - 3.9%
Anixter International, Inc.	5,400	365,526
Arrow Electronics, Inc. (a)	8,200	365,966
Flextronics International Ltd. (a)	19,200	139,008
Jabil Circuit, Inc.	18,400	397,072
		1,267,572
Internet Software & Services - 0.1%
Facebook, Inc. Class B (d)	1,558	38,950
IT Services - 1.3%
Alliance Data Systems Corp. (a)	4,400	413,292
Semiconductors & Semiconductor Equipment - 9.1%
ASML Holding NV	9,500	370,595
Entegris, Inc. (a)	28,400	260,712
GT Solar International, Inc. (a)	14,700	187,572
Lam Research Corp. (a)	3,900	183,281
Micron Technology, Inc. (a)	55,400	565,080
Novellus Systems, Inc. (a)	4,900	177,723
NVIDIA Corp. (a)	20,700	414,828
Samsung Electronics Co. Ltd.	790	660,714
Teradyne, Inc. (a)	8,900	142,489
		2,962,994
Software - 2.9%
Autodesk, Inc. (a)	8,800	378,224
Oracle Corp.	16,000	547,520
		925,744
TOTAL INFORMATION TECHNOLOGY		7,107,627
MATERIALS - 8.9%
Chemicals - 6.5%
BASF AG	4,123	381,175
Cabot Corp.	4,600	194,258
CF Industries Holdings, Inc.	2,300	353,694
LONG STOCK POSITIONS (c) - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Kraton Performance Polymers, Inc. (a)	10,800	$ 415,368
LyondellBasell Industries NV Class A	4,500	197,145
Rockwood Holdings, Inc. (a)	3,700	194,583
Solutia, Inc. (a)	6,500	162,305
W.R. Grace & Co. (a)	4,400	205,876
		2,104,404
Metals & Mining - 2.4%
Anglo American PLC (United Kingdom)	8,300	413,688
Reliance Steel & Aluminum Co.	3,700	190,587
Walter Energy, Inc.	1,300	161,915
		766,190
TOTAL MATERIALS		2,870,594
TELECOMMUNICATION SERVICES - 4.2%
Wireless Telecommunication Services - 4.2%
MetroPCS Communications, Inc. (a)	21,600	386,640
Vodafone Group PLC sponsored ADR	34,300	961,429
		1,348,069
UTILITIES - 2.2%
Independent Power Producers & Energy Traders - 2.2%
AES Corp. (a)	53,900	698,544
TOTAL COMMON STOCKS (Cost $36,974,832)		41,287,878
NONCONVERTIBLE PREFERRED STOCKS - 1.0%

CONSUMER DISCRETIONARY - 1.0%
Automobiles - 1.0%
Volkswagen AG (Cost $306,285)	1,800	319,564
TOTAL LONG STOCK POSITIONS - 128.5% (Cost $37,281,117)		41,607,442
Money Market Funds - 2.0%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b) (Cost $646,529)	646,529	$ 646,529
TOTAL INVESTMENT PORTFOLIO - 130.5% (Cost $37,927,646)		42,253,971
TOTAL SECURITIES SOLD SHORT - (32.2)% (Proceeds $9,834,759)		(10,430,239)
NET OTHER ASSETS (LIABILITIES) - 1.7%		556,740
NET ASSETS - 100%		$ 32,380,472
SHORT STOCK POSITIONS - (32.2)%

COMMON STOCKS - (32.2)%
CONSUMER DISCRETIONARY - (4.5)%
Auto Components - (0.8)%
Amerigon, Inc.	(16,500)	(274,395)
Hotels, Restaurants & Leisure - (1.0)%
Marriott International, Inc. Class A	(5,600)	(211,736)
Orient Express Hotels Ltd. Class A	(8,300)	(97,027)
		(308,763)
Media - (1.4)%
Discovery Communications, Inc.	(3,700)	(161,172)
Lamar Advertising Co. Class A	(9,700)	(281,688)
		(442,860)
Specialty Retail - (0.6)%
CarMax, Inc.	(6,400)	(189,824)
Textiles, Apparel & Luxury Goods - (0.7)%
K-Swiss, Inc. Class A	(21,600)	(238,248)
TOTAL CONSUMER DISCRETIONARY		(1,454,090)
SHORT STOCK POSITIONS - continued
	Shares	Value
CONSUMER STAPLES - (0.5)%
Food Products - (0.5)%
Hershey Co.	(3,100)	$ (172,763)
ENERGY - (3.3)%
Oil, Gas & Consumable Fuels - (3.3)%
Comstock Resources, Inc.	(8,000)	(240,560)
CONSOL Energy, Inc.	(3,600)	(184,572)
EOG Resources, Inc.	(1,500)	(163,710)
Nordic American Tanker Shipping Ltd.	(10,000)	(233,600)
Range Resources Corp.	(4,300)	(240,456)
		(1,062,898)
FINANCIALS - (7.5)%
Commercial Banks - (3.4)%
Bank of Hawaii Corp.	(3,900)	(184,860)
First Horizon National Corp.	(17,396)	(182,832)
TCF Financial Corp.	(12,700)	(191,135)
Valley National Bancorp	(20,265)	(275,401)
Westamerica Bancorp.	(5,300)	(266,590)
		(1,100,818)
Insurance - (1.1)%
PartnerRe Ltd.	(5,000)	(374,200)
Real Estate Investment Trusts - (3.0)%
Corporate Office Properties Trust (SBI)	(8,200)	(290,444)
DuPont Fabros Technology, Inc.	(7,100)	(185,594)
Mack-Cali Realty Corp.	(8,500)	(300,560)
Plum Creek Timber Co., Inc.	(4,600)	(186,392)
		(962,990)
TOTAL FINANCIALS		(2,438,008)
SHORT STOCK POSITIONS - continued
	Shares	Value
HEALTH CARE - (4.4)%
Biotechnology - (1.5)%
Dendreon Corp.	(7,200)	$ (305,208)
Sangamo Biosciences, Inc.	(27,600)	(195,960)
		(501,168)
Health Care Equipment & Supplies - (2.9)%
Abaxis, Inc.	(6,200)	(193,006)
Conceptus, Inc.	(10,300)	(131,119)
Intuitive Surgical, Inc.	(700)	(244,300)
Thoratec Corp.	(10,500)	(365,085)
		(933,510)
TOTAL HEALTH CARE		(1,434,678)
INDUSTRIALS - (3.2)%
Aerospace & Defense - (0.8)%
Hexcel Corp.	(11,900)	(245,973)
Airlines - (0.8)%
AMR Corp.	(42,500)	(266,475)
Professional Services - (0.8)%
Verisk Analytics, Inc.	(7,100)	(241,755)
Road & Rail - (0.8)%
Knight Transportation, Inc.	(16,000)	(273,600)
TOTAL INDUSTRIALS		(1,027,803)
INFORMATION TECHNOLOGY - (4.4)%
Communications Equipment - (0.9)%
F5 Networks, Inc.	(2,700)	(306,666)
Electronic Equipment & Components - (0.9)%
Dolby Laboratories, Inc. Class A	(5,800)	(271,092)
Semiconductors & Semiconductor Equipment - (2.6)%
Cree, Inc.	(5,800)	(254,562)
FormFactor, Inc.	(23,100)	(228,921)
SHORT STOCK POSITIONS - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Mattson Technology, Inc.	(74,900)	$ (127,330)
Silicon Laboratories, Inc.	(5,300)	(227,794)
		(838,607)
TOTAL INFORMATION TECHNOLOGY		(1,416,365)
MATERIALS - (4.4)%
Chemicals - (0.6)%
Monsanto Co.	(2,700)	(191,808)
Construction Materials - (0.6)%
Vulcan Materials Co.	(5,300)	(214,597)
Containers & Packaging - (0.8)%
Packaging Corp. of America	(8,400)	(244,440)
Metals & Mining - (1.5)%
RTI International Metals, Inc.	(7,800)	(297,414)
Titanium Metals Corp.	(9,900)	(185,427)
		(482,841)
Paper & Forest Products - (0.9)%
Louisiana-Pacific Corp.	(34,600)	(289,948)
TOTAL MATERIALS		(1,423,634)
		$ (10,430,239)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) A portion of the securities, totaling $33,604,359, are pledged with brokers as collateral for securities sold short.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $38,950 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,072
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,672,172	$ 5,672,172	$ -	$ -
Consumer Staples	3,302,095	2,497,881	804,214	-
Energy	5,202,071	5,202,071	-	-
Financials	5,020,117	5,020,117	-	-
Health Care	4,927,997	4,927,997	-	-
Industrials	5,458,156	5,458,156	-	-
Information Technology	7,107,627	7,068,677	-	38,950
Materials	2,870,594	2,870,594	-	-
Telecommunication Services	1,348,069	1,348,069	-	-
Utilities	698,544	698,544	-	-
Money Market Funds	646,529	646,529	-	-
Short Positions	(10,430,239)	(10,430,239)	-	-
Total Investments in Securities:	$ 31,823,732	$ 30,980,568	$ 804,214	$ 38,950
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(11)
Cost of Purchases	38,961
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 38,950
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ (11)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	81.3%
United Kingdom	4.9%
Germany	3.2%
Belgium	2.5%
Netherlands	2.3%
Korea (South)	2.0%
Ireland	1.2%
Taiwan	1.2%
Others (Individually Less Than 1%)	1.4%
100.0%
Income Tax Information

At November 30, 2010, the fund had a capital loss carryforward of approximately $71,647,237 of which $16,850,748 and $54,796,489 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2011 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $37,281,117)	$ 41,607,442
Fidelity Central Funds (cost $646,529)	646,529
Total Investments (cost $37,927,646)		$ 42,253,971
Cash		2,259
Receivable for investments sold		9,150,455
Receivable for fund shares sold		141,560
Dividends receivable		59,530
Distributions receivable from Fidelity Central Funds		100
Prepaid expenses		14
Total assets		51,607,889

Liabilities
Payable for investments purchased	$ 2,474,421
Securities sold short at value (proceeds $9,834,759)	10,430,239
Dividend expense payable on securities sold short	11,784
Payable for fund shares redeemed	6,236,542
Accrued management fee	20,498
Distribution and service plan fees payable	2,625
Other affiliated payables	10,037
Other payables and accrued expenses	41,271
Total liabilities		19,227,417

Net Assets		$ 32,380,472
Net Assets consist of:
Paid in capital		$ 97,030,003
Accumulated net investment loss		(93,762)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(68,286,667)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,730,898
Net Assets		$ 32,380,472

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2011 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,453,138 ÷ 309,364 shares)	$ 7.93

Maximum offering price per share (100/94.25 of $7.93)	$ 8.41
Class T: Net Asset Value and redemption price per share ($1,796,911 ÷ 227,630 shares)	$ 7.89

Maximum offering price per share (100/96.50 of $7.89)	$ 8.18
Class B: Net Asset Value and offering price per share ($408,222 ÷ 52,224 shares)A	$ 7.82

Class C: Net Asset Value and offering price per share ($1,321,088 ÷ 169,053 shares)A	$ 7.81

130/30 Large Cap: Net Asset Value, offering price and redemption price per share ($26,105,838 ÷ 3,285,553 shares)	$ 7.95

Institutional Class: Net Asset Value, offering price and redemption price per share ($295,275 ÷ 37,251 shares)	$ 7.93

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2011 (Unaudited)
Investment Income
Dividends		$ 217,474
Income from Fidelity Central Funds		1,072
Total income		218,546

Expenses
Management fee Basic fee	$ 140,467
Performance adjustment	(56,010)
Transfer agent fees	45,376
Distribution and service plan fees	12,724
Accounting fees and expenses	8,071
Custodian fees and expenses	14,911
Independent trustees' compensation	79
Registration fees	67,911
Audit	34,344
Legal	37
Interest	37,677
Dividend expenses for securities sold short	51,105
Miscellaneous	145
Total expenses before reductions	356,837
Expense reductions	(44,529)	312,308
Net investment income (loss)		(93,762)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,739,568
Foreign currency transactions	(1,133)
Securities Sold Short	(1,092,963)
Total net realized gain (loss)		3,645,472
Change in net unrealized appreciation (depreciation) on: Investment securities	881,915
Assets and liabilities in foreign currencies	162
Total change in net unrealized appreciation (depreciation)		882,077
Net gain (loss)		4,527,549
Net increase (decrease) in net assets resulting from operations		$ 4,433,787

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (93,762)	$ (86,643)
Net realized gain (loss)	3,645,472	1,193,770
Change in net unrealized appreciation (depreciation)	882,077	544,375
Net increase (decrease) in net assets resulting from operations	4,433,787	1,651,502
Distributions to shareholders from net investment income	-	(232,579)
Distributions to shareholders from net realized gain	-	(43,335)
Total distributions	-	(275,914)
Share transactions - net increase (decrease)	1,278,146	(4,960,407)
Total increase (decrease) in net assets	5,711,933	(3,584,819)

Net Assets
Beginning of period	26,668,539	30,253,358
End of period (including accumulated net investment loss of $93,762 and undistributed net investment income of $0, respectively)	$ 32,380,472	$ 26,668,539

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Cash Flows

Six months ended May 31, 2011 (Unaudited)

Cash flows from operating activities:
Net increase in net assets resulting from operations	$ 4,433,787
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:

Changes in assets and liabilities related to operations:
Change in receivable for investments sold	(6,858,958)
Change in dividends receivable and distributions receivable from Fidelity Central Funds	5,074
Change in prepaid expenses	84
Change in payable for investments purchased	1,145,475
Change in dividend expense payable on securities sold short	4,682
Change in other payables and accrued expenses	(9,499)
Purchases of long term investments	(63,259,092)
Proceeds from sale of long term investments	61,878,066
Purchases of and proceeds from short term investments - net	(242,201)
Net cash from return of capital distributions	6,277
Purchases of covers for securities sold short	(11,880,922)
Proceeds from securities sold short	12,199,496
Net realized gain on investments, foreign currency transactions and securities sold short	(3,645,472)
Change in net unrealized (appreciation) depreciation on investments, foreign currency transactions and securities sold short	(882,077)

Net cash provided by operating activities	(7,105,280)
Cash flows from financing activities:
Proceeds from sales of shares	15,220,537
Cost of shares redeemed	(7,840,756)
Change in accrued broker fees on securities borrowed	(2,426)
Change in payable to custodian bank	(269,816)
Net cash used in financing activities	7,107,539

Net increase in cash and cash equivalents	2,259
Cash and foreign currency, beginning of period	-
Cash and foreign currency, end of period	$ 2,259
(Cash paid during the period for interest $40,103)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.82	$ 6.48	$ 6.38	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	(.03)	.03	- J
Net realized and unrealized gain (loss)	1.14	.40	.10	(3.62)
Total from investment operations	1.11	.37	.13	(3.62)
Distributions from net investment income	-	(.02)	(.03)	-
Distributions from net realized gain	-	(.01)	-	-
Total distributions	-	(.03)	(.03)	-
Net asset value, end of period	$ 7.93	$ 6.82	$ 6.48	$ 6.38
Total Return B, C, D	16.28%	5.75%	2.04%	(36.20)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.36% A	2.25%	2.26%	2.63% A
Expenses net of fee waivers, if any	2.09% A	2.19%	2.19%	2.50% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.82% A	1.61%	1.62%	1.68% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.53% A	1.51%	1.53%	1.55% A
Net investment income (loss)	(.74)%A	(.49)%	.47%	.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,453	$ 1,440	$ 1,898	$ 7,648
Portfolio turnover rate G	301% A	281%	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 31, 2008 (commencement of operations) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.80	$ 6.47	$ 6.37	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.04)	(.05)	.01	(.01)
Net realized and unrealized gain (loss)	1.13	.41	.10	(3.62)
Total from investment operations	1.09	.36	.11	(3.63)
Distributions from net investment income	-	(.02)	(.01)	-
Distributions from net realized gain	-	(.01)	-	-
Total distributions	-	(.03)	(.01)	-
Net asset value, end of period	$ 7.89	$ 6.80	$ 6.47	$ 6.37
Total Return B, C, D	16.03%	5.54%	1.75%	(36.30)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.61% A	2.49%	2.43%	2.96% A
Expenses net of fee waivers, if any	2.34% A	2.44%	2.43%	2.75% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.07% A	1.85%	1.79%	2.01% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.78% A	1.76%	1.77%	1.80% A
Net investment income (loss)	(.99)% A	(.74)%	.23%	(.20)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,797	$ 825	$ 973	$ 1,703
Portfolio turnover rate G	301% A	281%	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 31, 2008 (commencement of operations) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.75	$ 6.43	$ 6.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.08)	(.02)	(.04)
Net realized and unrealized gain (loss)	1.13	.40	.10	(3.61)
Total from investment operations	1.07	.32	.08	(3.65)
Net asset value, end of period	$ 7.82	$ 6.75	$ 6.43	$ 6.35
Total Return B, C, D	15.85%	4.98%	1.26%	(36.50)%
Ratios to Average Net Assets F, I
Expenses before reductions	3.15% A	3.02%	2.92%	3.45% A
Expenses net of fee waivers, if any	2.84% A	2.94%	2.92%	3.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.61% A	2.38%	2.28%	2.50% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	2.29% A	2.26%	2.25%	2.30% A
Net investment income (loss)	(1.50)% A	(1.24)%	(.26)%	(.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 408	$ 410	$ 593	$ 912
Portfolio turnover rate G	301% A	281%	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 31, 2008 (commencement of operations) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.74	$ 6.42	$ 6.35	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.06)	(.08)	(.02)	(.04)
Net realized and unrealized gain (loss)	1.13	.40	.09	(3.61)
Total from investment operations	1.07	.32	.07	(3.65)
Net asset value, end of period	$ 7.81	$ 6.74	$ 6.42	$ 6.35
Total ReturnB, C, D	15.88%	4.98%	1.10%	(36.50)%
Ratios to Average Net AssetsF, I
Expenses before reductions	3.09%A	3.00%	2.96%	3.43%A
Expenses net of fee waivers, if any	2.84%A	2.94%	2.94%	3.25%A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.55%A	2.36%	2.32%	2.48%A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	2.28%A	2.26%	2.28%	2.30%A
Net investment income (loss)	(1.49)%A	(1.24)%	(.28)%	(.69)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,321	$ 641	$ 867	$ 1,925
Portfolio turnover rateG	301%A	281%	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 31, 2008 (commencement of operations) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - 130/30 Large Cap

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 6.82	$ 6.50	$ 6.40	$ 10.00
Income from Investment Operations
Net investment income (loss)D	(.02)	(.02)	.04	.02
Net realized and unrealized gain (loss)	1.15	.40	.10	(3.62)
Total from investment operations	1.13	.38	.14	(3.60)
Distributions from net investment income	-	(.05)	(.04)	-
Distributions from net realized gain	-	(.01)	-	-
Total distributions	-	(.06)	(.04)	-
Net asset value, end of period	$ 7.95	$ 6.82	$ 6.50	$ 6.40
Total ReturnB, C	16.57%	5.94%	2.15%	(36.00)%
Ratios to Average Net AssetsE, H
Expenses before reductions	2.11%A	1.99%	1.96%	2.32%A
Expenses net of fee waivers, if any	1.84%A	1.94%	1.94%	2.25%A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.57%A	1.35%	1.32%	1.37%A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.29%A	1.26%	1.28%	1.30%A
Net investment income (loss)	(.49)%A	(.25)%	.72%	.31%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,106	$ 17,690	$ 21,850	$ 101,323
Portfolio turnover rateF	301%A	281%	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 31, 2008 (commencement of operations) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 6.81	$ 6.50	$ 6.40	$ 10.00
Income from Investment Operations
Net investment income (loss)D	(.02)	(.01)	.05	.02
Net realized and unrealized gain (loss)	1.14	.41	.09	(3.62)
Total from investment operations	1.12	.40	.14	(3.60)
Distributions from net investment income	-	(.08)	(.04)	-
Distributions from net realized gain	-	(.01)	-	-
Total distributions	-	(.09)	(.04)	-
Net asset value, end of period	$ 7.93	$ 6.81	$ 6.50	$ 6.40
Total ReturnB, C	16.45%	6.22%	2.15%	(36.00)%
Ratios to Average Net AssetsE, H
Expenses before reductions	2.05%A	1.87%	1.79%	2.39%A
Expenses net of fee waivers, if any	1.84%A	1.87%	1.79%	2.25%A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.50%A	1.23%	1.15%	1.44%A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.29%A	1.19%	1.12%	1.30%A
Net investment income (loss)	(.50)%A	(.17)%	.87%	.31%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 295	$ 5,662	$ 4,073	$ 2,954
Portfolio turnover rateF	301%A	281%	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 31, 2008 (commencement of operations) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2011 (Unaudited)

1. Organization.

Fidelity 130/30 Large Cap Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, 130/30 Large Cap and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Long and short positions in equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price (last ask price to value short positions) or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income and dividend expense on securities sold short, are recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, partnerships, certain payments in-lieu of dividends on short sales, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,898,914
Gross unrealized depreciation	(573,440)
Net unrealized appreciation (depreciation) on securities and other investments	$ 4,325,474
Tax cost	$ 37,928,497

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November 30, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Short Sales. Consistent with its investment objective, the Fund holds long securities that it expects to outperform the market and sells securities short in issuers expected to underperform the market. The Fund intends to maintain a net long exposure (the market value of long positions less the market value of short positions) of 100%, normally targeting long and short positions of approximately 130% and 30% of the Fund's net assets, respectively. In a short sale transaction, the Fund sells securities it does not own, but has borrowed from a broker, in anticipation of a decline in the market value of the securities. To complete or "close out" a short sale, the Fund must purchase the same securities at the current market price and deliver them to the broker. Until the Fund closes out a short position, it is obligated to pay the broker fees incurred on borrowing the securities. The fees, which are net of rebates, are recorded as interest expense in the accompanying Statement of Operations. The Fund is required to maintain a margin account with the broker and to pledge a portion of its assets to the broker as collateral for the borrowed securities. The collateral is marked-to-market daily to reflect the current value of the short positions. The Fund is subject to risk of loss if the broker were to fail to perform its obligations under the contract. Short positions are reported at value in the accompanying Schedule of Investments under the caption "Short Stock Positions" and in the accompanying Statement of Assets & Liabilities. Dividends declared on short positions are recorded as dividend expense in the accompanying Statement of Operations and the Fund is obligated to pay the broker any dividends due on securities sold short. In the event the price of a security sold short increases between the short sale and when the Fund closes out the short sale, the Fund will incur a loss. The Fund will realize a gain if the security declines in value between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are theoretically unlimited because the short position loses value as the securities' price increases. The Fund's ultimate

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Short Sales - continued

obligation to satisfy the short sale may exceed the amount shown in the accompanying Statement of Assets & Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short sales and short-term securities, aggregated $63,259,092 and $61,878,066, respectively. Securities sold short and purchases to cover securities sold short aggregated $12,199,496 and $11,880,922.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of 130/30 Large Cap as compared to an appropriate benchmark index. The Fund's performance adjustment took effect in March 2009. Subsequent months will be added until the performance period includes 36 months. For the period, the total annualized management fee rate, including the performance adjustment, was .52% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$ 2,444	$ 11
Class T	.25%	.25%	3,480	-
Class B	.75%	.25%	2,088	1,573
Class C	.75%	.25%	4,712	1,147
			$ 12,724	$ 2,731

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,338
Class T	236
Class B*	1,161
Class C*	159
$ 3,894

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 2,959.30
Class T	2,123.31
Class B	633.30
Class C	1,396.30
130/30 Large Cap	31,884.29
Institutional Class	6,381.20
	$ 45,376

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,277 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $51 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense and dividend expense on securities sold short, including

Semiannual Report

8. Expense Reductions - continued

commitment fees, are excluded from this reimbursement. As a result, actual expenses paid by a shareholder may be higher than the limitations listed in the table below.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.55%	$ 2,672
Class T	1.80%	1,930
Class B	2.30%	640
Class C	2.30%	1,189
130/30 Large Cap	1.30%	29,655
Institutional Class	1.30%	6,372
		$ 42,458

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,071 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2011	Year ended November 30, 2010
From net investment income
Class A	$ -	$ 6,090
Class T	-	2,414
130/30 Large Cap	-	172,826
Institutional Class	-	51,249
Total	$ -	$ 232,579
From net realized gain
Class A	$ -	$ 2,900
Class T	-	1,420
130/30 Large Cap	-	32,609
Institutional Class	-	6,406
Total	$ -	$ 43,335

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Class A
Shares sold	178,526	73,007	$ 1,386,525	$ 478,989
Reinvestment of distributions	-	1,315	-	8,586
Shares redeemed	(80,397)	(156,228)	(627,790)	(1,038,236)
Net increase (decrease)	98,129	(81,906)	$ 758,735	$ (550,661)
Class T
Shares sold	127,821	31,619	$ 980,801	$ 205,640
Reinvestment of distributions	-	558	-	3,645
Shares redeemed	(21,564)	(61,198)	(167,736)	(406,815)
Net increase (decrease)	106,257	(29,021)	$ 813,065	$ (197,530)
Class B
Shares sold	811	44,335	$ 6,307	$ 291,738
Shares redeemed	(9,438)	(75,782)	(70,147)	(487,005)
Net increase (decrease)	(8,627)	(31,447)	$ (63,840)	$ (195,267)
Class C
Shares sold	95,901	11,935	$ 734,692	$ 78,964
Shares redeemed	(21,836)	(51,940)	(161,591)	(339,618)
Net increase (decrease)	74,065	(40,005)	$ 573,101	$ (260,654)
130/30 Large Cap
Shares sold	1,561,809	805,670	$ 12,195,531	$ 5,346,058
Reinvestment of distributions	-	29,295	-	191,003
Shares redeemed	(869,268)	(1,605,583)	(6,714,080)	(10,674,647)
Net increase (decrease)	692,541	(770,618)	$ 5,481,451	$ (5,137,586)
Institutional Class
Shares sold	6,466	276,902	$ 50,686	$ 1,836,453
Reinvestment of distributions	-	8,843	-	57,483
Shares redeemed	(801,161)	(80,072)	(6,335,052)	(512,645)
Net increase (decrease)	(794,695)	205,673	$ (6,284,366)	$ 1,381,291

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

AFLC-USAN-0711
1.859219.103

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
130/30 Large Cap
Fund - Institutional Class

Semiannual Report

May 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a
class of Fidelity® 130/30
Large Cap Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, changes in net assets and cash flows as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend through the end of May, overcoming bouts of short-term volatility following unrest in North Africa and the natural disaster in Japan. Still, questions remained about the longer-term outlook, most notably inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Class A	2.09%
Actual		$ 1,000.00	$ 1,162.80	$ 11.27
HypotheticalA		$ 1,000.00	$ 1,014.51	$ 10.50
Class T	2.34%
Actual		$ 1,000.00	$ 1,160.30	$ 12.60
HypotheticalA		$ 1,000.00	$ 1,013.26	$ 11.75
Class B	2.84%
Actual		$ 1,000.00	$ 1,158.50	$ 15.28
HypotheticalA		$ 1,000.00	$ 1,010.77	$ 14.24
Class C	2.84%
Actual		$ 1,000.00	$ 1,158.80	$ 15.29
HypotheticalA		$ 1,000.00	$ 1,010.77	$ 14.24
130/30 Large Cap	1.84%
Actual		$ 1,000.00	$ 1,165.70	$ 9.93
HypotheticalA		$ 1,000.00	$ 1,015.76	$ 9.25
Institutional Class	1.84%
Actual		$ 1,000.00	$ 1,164.50	$ 9.93
HypotheticalA		$ 1,000.00	$ 1,015.76	$ 9.25

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Long Stocks as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.6	3.5
Chevron Corp.	4.6	4.7
Marathon Oil Corp.	3.2	3.0
Humana, Inc.	3.1	2.0
Vodafone Group PLC Sponsored ADR	3.0	1.8
Capital One Financial Corp.	2.9	0.0
Dr Pepper Snapple Group, Inc.	2.6	2.0
Anheuser-Busch InBev SA NV	2.5	2.7
KBR, Inc.	2.2	0.8
AES Corp.	2.2	0.0
	30.9
Top Ten Short Stocks as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
PartnerRe Ltd.	(1.1)	(0.0)
Thoratec Corp.	(1.1)	(0.0)
F5 Networks, Inc.	(0.9)	(0.0)
Dendreon Corp.	(0.9)	(0.0)
Mack-Cali Realty Corp.	(0.9)	(1.0)
RTI International Metals, Inc.	(0.9)	(0.0)
Corporate Office Properties Trust (SBI)	(0.9)	(0.4)
Louisiana-Pacific Corp.	(0.9)	(0.0)
Lamar Advertising Co. Class A	(0.9)	(0.0)
Valley National Bancorp	(0.9)	(0.0)
	(9.4)
Market Sectors as of May 31, 2011
As a % of fund's net assets	Long	Short	Net
Information Technology	21.9	(4.4)	17.5
Industrials	16.8	(3.2)	13.6
Consumer Discretionary	17.5	(4.5)	13.0
Energy	16.1	(3.3)	12.8
Health Care	15.2	(4.4)	10.8
Consumer Staples	10.2	(0.5)	9.7
Financials	15.5	(7.5)	8.0
Materials	8.9	(4.4)	4.5
Telecommunication Services	4.2	(0.0)	4.2
Utilities	2.2	(0.0)	2.2
Market Sectors as of November 30, 2010
As a % of fund's net assets	Long	Short	Net
Information Technology	25.4	(4.8)	20.6
Financials	20.6	(4.3)	16.3
Consumer Staples	13.2	(2.1)	11.1
Consumer Discretionary	16.3	(5.4)	10.9
Health Care	12.4	(3.3)	9.1
Energy	16.2	(7.4)	8.8
Industrials	11.5	(3.7)	7.8
Materials	5.9	(1.1)	4.8
Utilities	4.4	(0.9)	3.5
Telecommunication Services	3.6	(0.5)	3.1
Equity Exposure (% of fund's net assets)
As of May 31, 2011	As of November 30, 2010
Long equity positions* 128.5%	Long equity positions* 129.5%
Short equity positions (32.2)%	Short equity positions (33.5)%
Net equity positions 96.3%	Net equity positions 96.0%

* Long equity positions are adjusted to reflect the effect of future contracts, if applicable.

Semiannual Report

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

LONG STOCK POSITIONS (c) - 128.5%
	Shares	Value
COMMON STOCKS - 127.5%
CONSUMER DISCRETIONARY - 16.5%
Auto Components - 2.5%
Tenneco, Inc. (a)	3,700	$ 154,475
TRW Automotive Holdings Corp. (a)	11,700	665,379
		819,854
Automobiles - 1.0%
Bayerische Motoren Werke AG (BMW)	3,811	337,088
Diversified Consumer Services - 1.2%
ITT Educational Services, Inc. (a)	2,600	178,828
Weight Watchers International, Inc.	2,600	208,624
		387,452
Media - 4.8%
CBS Corp. Class B	14,700	410,865
Comcast Corp. Class A (special) (non-vtg.)	7,800	183,690
Discovery Communications, Inc. Class C (a)	4,300	166,969
DISH Network Corp. Class A (a)	13,600	411,808
Viacom, Inc. Class B (non-vtg.)	7,600	383,116
		1,556,448
Multiline Retail - 1.4%
Macy's, Inc.	16,100	464,968
Specialty Retail - 3.2%
GameStop Corp. Class A (a)	7,800	218,244
Limited Brands, Inc.	9,900	395,604
Lithia Motors, Inc. Class A (sub. vtg.)	11,100	198,690
Sally Beauty Holdings, Inc. (a)	12,300	206,148
		1,018,686
Textiles, Apparel & Luxury Goods - 2.4%
Phillips-Van Heusen Corp.	5,600	369,432
VF Corp.	4,000	398,680
		768,112
TOTAL CONSUMER DISCRETIONARY		5,352,608
CONSUMER STAPLES - 10.2%
Beverages - 5.1%
Anheuser-Busch InBev SA NV	13,304	804,214
Dr Pepper Snapple Group, Inc.	20,100	828,120
		1,632,334
Food Products - 1.5%
Chiquita Brands International, Inc. (a)	8,200	122,180
LONG STOCK POSITIONS (c) - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Fresh Del Monte Produce, Inc.	5,800	$ 159,442
Omega Protein Corp. (a)	15,400	199,738
		481,360
Personal Products - 1.7%
Elizabeth Arden, Inc. (a)	9,100	279,643
Nu Skin Enterprises, Inc. Class A	5,100	199,359
Prestige Brands Holdings, Inc. (a)	6,370	82,237
		561,239
Tobacco - 1.9%
Imperial Tobacco Group PLC	5,605	200,626
Lorillard, Inc.	3,700	426,536
		627,162
TOTAL CONSUMER STAPLES		3,302,095
ENERGY - 16.1%
Energy Equipment & Services - 6.5%
Baker Hughes, Inc.	5,900	436,187
Basic Energy Services, Inc. (a)	7,600	206,720
Helix Energy Solutions Group, Inc. (a)	12,000	210,240
Nabors Industries Ltd. (a)	23,900	666,571
National Oilwell Varco, Inc.	5,100	370,158
Newpark Resources, Inc. (a)	22,000	213,620
		2,103,496
Oil, Gas & Consumable Fuels - 9.6%
Chevron Corp.	14,000	1,468,740
Marathon Oil Corp.	19,000	1,029,230
Tesoro Corp. (a)	16,400	400,160
Western Refining, Inc. (a)	11,500	200,445
		3,098,575
TOTAL ENERGY		5,202,071
FINANCIALS - 15.5%
Capital Markets - 2.2%
Ameriprise Financial, Inc.	6,300	385,749
Waddell & Reed Financial, Inc. Class A	8,100	312,660
		698,409
LONG STOCK POSITIONS (c) - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 0.0%
HSBC Holdings PLC sponsored ADR	1	$ 52
Consumer Finance - 4.1%
Capital One Financial Corp.	17,200	934,648
SLM Corp.	23,800	405,552
		1,340,200
Diversified Financial Services - 5.2%
JPMorgan Chase & Co.	34,700	1,500,428
KKR Financial Holdings LLC	18,100	181,543
		1,681,971
Insurance - 3.0%
CNO Financial Group, Inc. (a)	45,900	355,266
Lincoln National Corp.	9,800	287,630
Torchmark Corp.	5,000	331,500
		974,396
Real Estate Management & Development - 1.0%
CB Richard Ellis Group, Inc. Class A (a)	12,300	325,089
TOTAL FINANCIALS		5,020,117
HEALTH CARE - 15.2%
Biotechnology - 0.0%
Targacept, Inc. (a)	200	4,500
Health Care Equipment & Supplies - 5.3%
Boston Scientific Corp. (a)	51,400	369,052
CareFusion Corp. (a)	6,400	185,472
Covidien PLC	7,100	390,500
Kinetic Concepts, Inc. (a)	6,700	397,578
Zimmer Holdings, Inc. (a)	5,500	372,680
		1,715,282
Health Care Providers & Services - 8.6%
Aetna, Inc.	8,500	371,280
AMERIGROUP Corp. (a)	3,100	219,821
CIGNA Corp.	3,900	194,571
Health Net, Inc. (a)	5,900	189,331
Healthspring, Inc. (a)	9,500	416,575
Humana, Inc.	12,400	998,572
Kindred Healthcare, Inc. (a)	16,000	392,640
		2,782,790
LONG STOCK POSITIONS (c) - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 1.3%
Thermo Fisher Scientific, Inc. (a)	6,500	$ 425,425
TOTAL HEALTH CARE		4,927,997
INDUSTRIALS - 16.8%
Aerospace & Defense - 0.6%
AerCap Holdings NV (a)	14,100	191,196
Airlines - 2.4%
Alaska Air Group, Inc. (a)	5,400	364,716
US Airways Group, Inc. (a)	43,800	398,580
		763,296
Commercial Services & Supplies - 1.2%
Sykes Enterprises, Inc. (a)	18,000	389,340
Construction & Engineering - 5.7%
AECOM Technology Corp. (a)	6,900	197,823
Fluor Corp.	5,600	386,008
KBR, Inc.	19,600	731,472
MasTec, Inc. (a)	18,500	389,425
URS Corp. (a)	3,500	154,210
		1,858,938
Electrical Equipment - 1.6%
EnerSys (a)	4,600	164,680
General Cable Corp. (a)	8,500	354,875
		519,555
Industrial Conglomerates - 1.3%
General Electric Co.	22,000	432,080
Machinery - 2.6%
Harsco Corp.	11,300	378,663
Timken Co.	8,900	459,418
		838,081
Professional Services - 0.4%
SFN Group, Inc. (a)	12,000	124,680
Road & Rail - 1.0%
CSX Corp.	4,300	340,990
TOTAL INDUSTRIALS		5,458,156
LONG STOCK POSITIONS (c) - continued
	Shares	Value
INFORMATION TECHNOLOGY - 21.9%
Communications Equipment - 2.9%
Alcatel-Lucent SA sponsored ADR (a)	30,200	$ 171,234
HTC Corp.	9,000	383,313
Motorola Solutions, Inc.	8,400	402,108
		956,655
Computers & Peripherals - 1.7%
Western Digital Corp. (a)	14,800	542,420
Electronic Equipment & Components - 3.9%
Anixter International, Inc.	5,400	365,526
Arrow Electronics, Inc. (a)	8,200	365,966
Flextronics International Ltd. (a)	19,200	139,008
Jabil Circuit, Inc.	18,400	397,072
		1,267,572
Internet Software & Services - 0.1%
Facebook, Inc. Class B (d)	1,558	38,950
IT Services - 1.3%
Alliance Data Systems Corp. (a)	4,400	413,292
Semiconductors & Semiconductor Equipment - 9.1%
ASML Holding NV	9,500	370,595
Entegris, Inc. (a)	28,400	260,712
GT Solar International, Inc. (a)	14,700	187,572
Lam Research Corp. (a)	3,900	183,281
Micron Technology, Inc. (a)	55,400	565,080
Novellus Systems, Inc. (a)	4,900	177,723
NVIDIA Corp. (a)	20,700	414,828
Samsung Electronics Co. Ltd.	790	660,714
Teradyne, Inc. (a)	8,900	142,489
		2,962,994
Software - 2.9%
Autodesk, Inc. (a)	8,800	378,224
Oracle Corp.	16,000	547,520
		925,744
TOTAL INFORMATION TECHNOLOGY		7,107,627
MATERIALS - 8.9%
Chemicals - 6.5%
BASF AG	4,123	381,175
Cabot Corp.	4,600	194,258
CF Industries Holdings, Inc.	2,300	353,694
LONG STOCK POSITIONS (c) - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Kraton Performance Polymers, Inc. (a)	10,800	$ 415,368
LyondellBasell Industries NV Class A	4,500	197,145
Rockwood Holdings, Inc. (a)	3,700	194,583
Solutia, Inc. (a)	6,500	162,305
W.R. Grace & Co. (a)	4,400	205,876
		2,104,404
Metals & Mining - 2.4%
Anglo American PLC (United Kingdom)	8,300	413,688
Reliance Steel & Aluminum Co.	3,700	190,587
Walter Energy, Inc.	1,300	161,915
		766,190
TOTAL MATERIALS		2,870,594
TELECOMMUNICATION SERVICES - 4.2%
Wireless Telecommunication Services - 4.2%
MetroPCS Communications, Inc. (a)	21,600	386,640
Vodafone Group PLC sponsored ADR	34,300	961,429
		1,348,069
UTILITIES - 2.2%
Independent Power Producers & Energy Traders - 2.2%
AES Corp. (a)	53,900	698,544
TOTAL COMMON STOCKS (Cost $36,974,832)		41,287,878
NONCONVERTIBLE PREFERRED STOCKS - 1.0%

CONSUMER DISCRETIONARY - 1.0%
Automobiles - 1.0%
Volkswagen AG (Cost $306,285)	1,800	319,564
TOTAL LONG STOCK POSITIONS - 128.5% (Cost $37,281,117)		41,607,442
Money Market Funds - 2.0%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b) (Cost $646,529)	646,529	$ 646,529
TOTAL INVESTMENT PORTFOLIO - 130.5% (Cost $37,927,646)		42,253,971
TOTAL SECURITIES SOLD SHORT - (32.2)% (Proceeds $9,834,759)		(10,430,239)
NET OTHER ASSETS (LIABILITIES) - 1.7%		556,740
NET ASSETS - 100%		$ 32,380,472
SHORT STOCK POSITIONS - (32.2)%

COMMON STOCKS - (32.2)%
CONSUMER DISCRETIONARY - (4.5)%
Auto Components - (0.8)%
Amerigon, Inc.	(16,500)	(274,395)
Hotels, Restaurants & Leisure - (1.0)%
Marriott International, Inc. Class A	(5,600)	(211,736)
Orient Express Hotels Ltd. Class A	(8,300)	(97,027)
		(308,763)
Media - (1.4)%
Discovery Communications, Inc.	(3,700)	(161,172)
Lamar Advertising Co. Class A	(9,700)	(281,688)
		(442,860)
Specialty Retail - (0.6)%
CarMax, Inc.	(6,400)	(189,824)
Textiles, Apparel & Luxury Goods - (0.7)%
K-Swiss, Inc. Class A	(21,600)	(238,248)
TOTAL CONSUMER DISCRETIONARY		(1,454,090)
SHORT STOCK POSITIONS - continued
	Shares	Value
CONSUMER STAPLES - (0.5)%
Food Products - (0.5)%
Hershey Co.	(3,100)	$ (172,763)
ENERGY - (3.3)%
Oil, Gas & Consumable Fuels - (3.3)%
Comstock Resources, Inc.	(8,000)	(240,560)
CONSOL Energy, Inc.	(3,600)	(184,572)
EOG Resources, Inc.	(1,500)	(163,710)
Nordic American Tanker Shipping Ltd.	(10,000)	(233,600)
Range Resources Corp.	(4,300)	(240,456)
		(1,062,898)
FINANCIALS - (7.5)%
Commercial Banks - (3.4)%
Bank of Hawaii Corp.	(3,900)	(184,860)
First Horizon National Corp.	(17,396)	(182,832)
TCF Financial Corp.	(12,700)	(191,135)
Valley National Bancorp	(20,265)	(275,401)
Westamerica Bancorp.	(5,300)	(266,590)
		(1,100,818)
Insurance - (1.1)%
PartnerRe Ltd.	(5,000)	(374,200)
Real Estate Investment Trusts - (3.0)%
Corporate Office Properties Trust (SBI)	(8,200)	(290,444)
DuPont Fabros Technology, Inc.	(7,100)	(185,594)
Mack-Cali Realty Corp.	(8,500)	(300,560)
Plum Creek Timber Co., Inc.	(4,600)	(186,392)
		(962,990)
TOTAL FINANCIALS		(2,438,008)
SHORT STOCK POSITIONS - continued
	Shares	Value
HEALTH CARE - (4.4)%
Biotechnology - (1.5)%
Dendreon Corp.	(7,200)	$ (305,208)
Sangamo Biosciences, Inc.	(27,600)	(195,960)
		(501,168)
Health Care Equipment & Supplies - (2.9)%
Abaxis, Inc.	(6,200)	(193,006)
Conceptus, Inc.	(10,300)	(131,119)
Intuitive Surgical, Inc.	(700)	(244,300)
Thoratec Corp.	(10,500)	(365,085)
		(933,510)
TOTAL HEALTH CARE		(1,434,678)
INDUSTRIALS - (3.2)%
Aerospace & Defense - (0.8)%
Hexcel Corp.	(11,900)	(245,973)
Airlines - (0.8)%
AMR Corp.	(42,500)	(266,475)
Professional Services - (0.8)%
Verisk Analytics, Inc.	(7,100)	(241,755)
Road & Rail - (0.8)%
Knight Transportation, Inc.	(16,000)	(273,600)
TOTAL INDUSTRIALS		(1,027,803)
INFORMATION TECHNOLOGY - (4.4)%
Communications Equipment - (0.9)%
F5 Networks, Inc.	(2,700)	(306,666)
Electronic Equipment & Components - (0.9)%
Dolby Laboratories, Inc. Class A	(5,800)	(271,092)
Semiconductors & Semiconductor Equipment - (2.6)%
Cree, Inc.	(5,800)	(254,562)
FormFactor, Inc.	(23,100)	(228,921)
SHORT STOCK POSITIONS - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Mattson Technology, Inc.	(74,900)	$ (127,330)
Silicon Laboratories, Inc.	(5,300)	(227,794)
		(838,607)
TOTAL INFORMATION TECHNOLOGY		(1,416,365)
MATERIALS - (4.4)%
Chemicals - (0.6)%
Monsanto Co.	(2,700)	(191,808)
Construction Materials - (0.6)%
Vulcan Materials Co.	(5,300)	(214,597)
Containers & Packaging - (0.8)%
Packaging Corp. of America	(8,400)	(244,440)
Metals & Mining - (1.5)%
RTI International Metals, Inc.	(7,800)	(297,414)
Titanium Metals Corp.	(9,900)	(185,427)
		(482,841)
Paper & Forest Products - (0.9)%
Louisiana-Pacific Corp.	(34,600)	(289,948)
TOTAL MATERIALS		(1,423,634)
		$ (10,430,239)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) A portion of the securities, totaling $33,604,359, are pledged with brokers as collateral for securities sold short.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $38,950 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,072
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,672,172	$ 5,672,172	$ -	$ -
Consumer Staples	3,302,095	2,497,881	804,214	-
Energy	5,202,071	5,202,071	-	-
Financials	5,020,117	5,020,117	-	-
Health Care	4,927,997	4,927,997	-	-
Industrials	5,458,156	5,458,156	-	-
Information Technology	7,107,627	7,068,677	-	38,950
Materials	2,870,594	2,870,594	-	-
Telecommunication Services	1,348,069	1,348,069	-	-
Utilities	698,544	698,544	-	-
Money Market Funds	646,529	646,529	-	-
Short Positions	(10,430,239)	(10,430,239)	-	-
Total Investments in Securities:	$ 31,823,732	$ 30,980,568	$ 804,214	$ 38,950
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(11)
Cost of Purchases	38,961
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 38,950
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ (11)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	81.3%
United Kingdom	4.9%
Germany	3.2%
Belgium	2.5%
Netherlands	2.3%
Korea (South)	2.0%
Ireland	1.2%
Taiwan	1.2%
Others (Individually Less Than 1%)	1.4%
100.0%
Income Tax Information

At November 30, 2010, the fund had a capital loss carryforward of approximately $71,647,237 of which $16,850,748 and $54,796,489 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2011 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $37,281,117)	$ 41,607,442
Fidelity Central Funds (cost $646,529)	646,529
Total Investments (cost $37,927,646)		$ 42,253,971
Cash		2,259
Receivable for investments sold		9,150,455
Receivable for fund shares sold		141,560
Dividends receivable		59,530
Distributions receivable from Fidelity Central Funds		100
Prepaid expenses		14
Total assets		51,607,889

Liabilities
Payable for investments purchased	$ 2,474,421
Securities sold short at value (proceeds $9,834,759)	10,430,239
Dividend expense payable on securities sold short	11,784
Payable for fund shares redeemed	6,236,542
Accrued management fee	20,498
Distribution and service plan fees payable	2,625
Other affiliated payables	10,037
Other payables and accrued expenses	41,271
Total liabilities		19,227,417

Net Assets		$ 32,380,472
Net Assets consist of:
Paid in capital		$ 97,030,003
Accumulated net investment loss		(93,762)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(68,286,667)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,730,898
Net Assets		$ 32,380,472

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2011 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,453,138 ÷ 309,364 shares)	$ 7.93

Maximum offering price per share (100/94.25 of $7.93)	$ 8.41
Class T: Net Asset Value and redemption price per share ($1,796,911 ÷ 227,630 shares)	$ 7.89

Maximum offering price per share (100/96.50 of $7.89)	$ 8.18
Class B: Net Asset Value and offering price per share ($408,222 ÷ 52,224 shares)A	$ 7.82

Class C: Net Asset Value and offering price per share ($1,321,088 ÷ 169,053 shares)A	$ 7.81

130/30 Large Cap: Net Asset Value, offering price and redemption price per share ($26,105,838 ÷ 3,285,553 shares)	$ 7.95

Institutional Class: Net Asset Value, offering price and redemption price per share ($295,275 ÷ 37,251 shares)	$ 7.93

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2011 (Unaudited)
Investment Income
Dividends		$ 217,474
Income from Fidelity Central Funds		1,072
Total income		218,546

Expenses
Management fee Basic fee	$ 140,467
Performance adjustment	(56,010)
Transfer agent fees	45,376
Distribution and service plan fees	12,724
Accounting fees and expenses	8,071
Custodian fees and expenses	14,911
Independent trustees' compensation	79
Registration fees	67,911
Audit	34,344
Legal	37
Interest	37,677
Dividend expenses for securities sold short	51,105
Miscellaneous	145
Total expenses before reductions	356,837
Expense reductions	(44,529)	312,308
Net investment income (loss)		(93,762)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,739,568
Foreign currency transactions	(1,133)
Securities Sold Short	(1,092,963)
Total net realized gain (loss)		3,645,472
Change in net unrealized appreciation (depreciation) on: Investment securities	881,915
Assets and liabilities in foreign currencies	162
Total change in net unrealized appreciation (depreciation)		882,077
Net gain (loss)		4,527,549
Net increase (decrease) in net assets resulting from operations		$ 4,433,787

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (93,762)	$ (86,643)
Net realized gain (loss)	3,645,472	1,193,770
Change in net unrealized appreciation (depreciation)	882,077	544,375
Net increase (decrease) in net assets resulting from operations	4,433,787	1,651,502
Distributions to shareholders from net investment income	-	(232,579)
Distributions to shareholders from net realized gain	-	(43,335)
Total distributions	-	(275,914)
Share transactions - net increase (decrease)	1,278,146	(4,960,407)
Total increase (decrease) in net assets	5,711,933	(3,584,819)

Net Assets
Beginning of period	26,668,539	30,253,358
End of period (including accumulated net investment loss of $93,762 and undistributed net investment income of $0, respectively)	$ 32,380,472	$ 26,668,539

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Cash Flows

Six months ended May 31, 2011 (Unaudited)

Cash flows from operating activities:
Net increase in net assets resulting from operations	$ 4,433,787
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:

Changes in assets and liabilities related to operations:
Change in receivable for investments sold	(6,858,958)
Change in dividends receivable and distributions receivable from Fidelity Central Funds	5,074
Change in prepaid expenses	84
Change in payable for investments purchased	1,145,475
Change in dividend expense payable on securities sold short	4,682
Change in other payables and accrued expenses	(9,499)
Purchases of long term investments	(63,259,092)
Proceeds from sale of long term investments	61,878,066
Purchases of and proceeds from short term investments - net	(242,201)
Net cash from return of capital distributions	6,277
Purchases of covers for securities sold short	(11,880,922)
Proceeds from securities sold short	12,199,496
Net realized gain on investments, foreign currency transactions and securities sold short	(3,645,472)
Change in net unrealized (appreciation) depreciation on investments, foreign currency transactions and securities sold short	(882,077)

Net cash provided by operating activities	(7,105,280)
Cash flows from financing activities:
Proceeds from sales of shares	15,220,537
Cost of shares redeemed	(7,840,756)
Change in accrued broker fees on securities borrowed	(2,426)
Change in payable to custodian bank	(269,816)
Net cash used in financing activities	7,107,539

Net increase in cash and cash equivalents	2,259
Cash and foreign currency, beginning of period	-
Cash and foreign currency, end of period	$ 2,259
(Cash paid during the period for interest $40,103)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.82	$ 6.48	$ 6.38	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	(.03)	.03	- J
Net realized and unrealized gain (loss)	1.14	.40	.10	(3.62)
Total from investment operations	1.11	.37	.13	(3.62)
Distributions from net investment income	-	(.02)	(.03)	-
Distributions from net realized gain	-	(.01)	-	-
Total distributions	-	(.03)	(.03)	-
Net asset value, end of period	$ 7.93	$ 6.82	$ 6.48	$ 6.38
Total Return B, C, D	16.28%	5.75%	2.04%	(36.20)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.36% A	2.25%	2.26%	2.63% A
Expenses net of fee waivers, if any	2.09% A	2.19%	2.19%	2.50% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.82% A	1.61%	1.62%	1.68% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.53% A	1.51%	1.53%	1.55% A
Net investment income (loss)	(.74)%A	(.49)%	.47%	.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,453	$ 1,440	$ 1,898	$ 7,648
Portfolio turnover rate G	301% A	281%	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 31, 2008 (commencement of operations) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.80	$ 6.47	$ 6.37	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.04)	(.05)	.01	(.01)
Net realized and unrealized gain (loss)	1.13	.41	.10	(3.62)
Total from investment operations	1.09	.36	.11	(3.63)
Distributions from net investment income	-	(.02)	(.01)	-
Distributions from net realized gain	-	(.01)	-	-
Total distributions	-	(.03)	(.01)	-
Net asset value, end of period	$ 7.89	$ 6.80	$ 6.47	$ 6.37
Total Return B, C, D	16.03%	5.54%	1.75%	(36.30)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.61% A	2.49%	2.43%	2.96% A
Expenses net of fee waivers, if any	2.34% A	2.44%	2.43%	2.75% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.07% A	1.85%	1.79%	2.01% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.78% A	1.76%	1.77%	1.80% A
Net investment income (loss)	(.99)% A	(.74)%	.23%	(.20)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,797	$ 825	$ 973	$ 1,703
Portfolio turnover rate G	301% A	281%	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 31, 2008 (commencement of operations) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.75	$ 6.43	$ 6.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.08)	(.02)	(.04)
Net realized and unrealized gain (loss)	1.13	.40	.10	(3.61)
Total from investment operations	1.07	.32	.08	(3.65)
Net asset value, end of period	$ 7.82	$ 6.75	$ 6.43	$ 6.35
Total Return B, C, D	15.85%	4.98%	1.26%	(36.50)%
Ratios to Average Net Assets F, I
Expenses before reductions	3.15% A	3.02%	2.92%	3.45% A
Expenses net of fee waivers, if any	2.84% A	2.94%	2.92%	3.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.61% A	2.38%	2.28%	2.50% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	2.29% A	2.26%	2.25%	2.30% A
Net investment income (loss)	(1.50)% A	(1.24)%	(.26)%	(.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 408	$ 410	$ 593	$ 912
Portfolio turnover rate G	301% A	281%	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 31, 2008 (commencement of operations) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.74	$ 6.42	$ 6.35	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.06)	(.08)	(.02)	(.04)
Net realized and unrealized gain (loss)	1.13	.40	.09	(3.61)
Total from investment operations	1.07	.32	.07	(3.65)
Net asset value, end of period	$ 7.81	$ 6.74	$ 6.42	$ 6.35
Total ReturnB, C, D	15.88%	4.98%	1.10%	(36.50)%
Ratios to Average Net AssetsF, I
Expenses before reductions	3.09%A	3.00%	2.96%	3.43%A
Expenses net of fee waivers, if any	2.84%A	2.94%	2.94%	3.25%A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.55%A	2.36%	2.32%	2.48%A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	2.28%A	2.26%	2.28%	2.30%A
Net investment income (loss)	(1.49)%A	(1.24)%	(.28)%	(.69)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,321	$ 641	$ 867	$ 1,925
Portfolio turnover rateG	301%A	281%	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 31, 2008 (commencement of operations) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - 130/30 Large Cap

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 6.82	$ 6.50	$ 6.40	$ 10.00
Income from Investment Operations
Net investment income (loss)D	(.02)	(.02)	.04	.02
Net realized and unrealized gain (loss)	1.15	.40	.10	(3.62)
Total from investment operations	1.13	.38	.14	(3.60)
Distributions from net investment income	-	(.05)	(.04)	-
Distributions from net realized gain	-	(.01)	-	-
Total distributions	-	(.06)	(.04)	-
Net asset value, end of period	$ 7.95	$ 6.82	$ 6.50	$ 6.40
Total ReturnB, C	16.57%	5.94%	2.15%	(36.00)%
Ratios to Average Net AssetsE, H
Expenses before reductions	2.11%A	1.99%	1.96%	2.32%A
Expenses net of fee waivers, if any	1.84%A	1.94%	1.94%	2.25%A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.57%A	1.35%	1.32%	1.37%A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.29%A	1.26%	1.28%	1.30%A
Net investment income (loss)	(.49)%A	(.25)%	.72%	.31%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,106	$ 17,690	$ 21,850	$ 101,323
Portfolio turnover rateF	301%A	281%	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 31, 2008 (commencement of operations) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 6.81	$ 6.50	$ 6.40	$ 10.00
Income from Investment Operations
Net investment income (loss)D	(.02)	(.01)	.05	.02
Net realized and unrealized gain (loss)	1.14	.41	.09	(3.62)
Total from investment operations	1.12	.40	.14	(3.60)
Distributions from net investment income	-	(.08)	(.04)	-
Distributions from net realized gain	-	(.01)	-	-
Total distributions	-	(.09)	(.04)	-
Net asset value, end of period	$ 7.93	$ 6.81	$ 6.50	$ 6.40
Total ReturnB, C	16.45%	6.22%	2.15%	(36.00)%
Ratios to Average Net AssetsE, H
Expenses before reductions	2.05%A	1.87%	1.79%	2.39%A
Expenses net of fee waivers, if any	1.84%A	1.87%	1.79%	2.25%A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.50%A	1.23%	1.15%	1.44%A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.29%A	1.19%	1.12%	1.30%A
Net investment income (loss)	(.50)%A	(.17)%	.87%	.31%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 295	$ 5,662	$ 4,073	$ 2,954
Portfolio turnover rateF	301%A	281%	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 31, 2008 (commencement of operations) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2011 (Unaudited)

1. Organization.

Fidelity 130/30 Large Cap Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, 130/30 Large Cap and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Long and short positions in equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price (last ask price to value short positions) or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income and dividend expense on securities sold short, are recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, partnerships, certain payments in-lieu of dividends on short sales, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,898,914
Gross unrealized depreciation	(573,440)
Net unrealized appreciation (depreciation) on securities and other investments	$ 4,325,474
Tax cost	$ 37,928,497

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November 30, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Short Sales. Consistent with its investment objective, the Fund holds long securities that it expects to outperform the market and sells securities short in issuers expected to underperform the market. The Fund intends to maintain a net long exposure (the market value of long positions less the market value of short positions) of 100%, normally targeting long and short positions of approximately 130% and 30% of the Fund's net assets, respectively. In a short sale transaction, the Fund sells securities it does not own, but has borrowed from a broker, in anticipation of a decline in the market value of the securities. To complete or "close out" a short sale, the Fund must purchase the same securities at the current market price and deliver them to the broker. Until the Fund closes out a short position, it is obligated to pay the broker fees incurred on borrowing the securities. The fees, which are net of rebates, are recorded as interest expense in the accompanying Statement of Operations. The Fund is required to maintain a margin account with the broker and to pledge a portion of its assets to the broker as collateral for the borrowed securities. The collateral is marked-to-market daily to reflect the current value of the short positions. The Fund is subject to risk of loss if the broker were to fail to perform its obligations under the contract. Short positions are reported at value in the accompanying Schedule of Investments under the caption "Short Stock Positions" and in the accompanying Statement of Assets & Liabilities. Dividends declared on short positions are recorded as dividend expense in the accompanying Statement of Operations and the Fund is obligated to pay the broker any dividends due on securities sold short. In the event the price of a security sold short increases between the short sale and when the Fund closes out the short sale, the Fund will incur a loss. The Fund will realize a gain if the security declines in value between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are theoretically unlimited because the short position loses value as the securities' price increases. The Fund's ultimate

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Short Sales - continued

obligation to satisfy the short sale may exceed the amount shown in the accompanying Statement of Assets & Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short sales and short-term securities, aggregated $63,259,092 and $61,878,066, respectively. Securities sold short and purchases to cover securities sold short aggregated $12,199,496 and $11,880,922.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of 130/30 Large Cap as compared to an appropriate benchmark index. The Fund's performance adjustment took effect in March 2009. Subsequent months will be added until the performance period includes 36 months. For the period, the total annualized management fee rate, including the performance adjustment, was .52% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$ 2,444	$ 11
Class T	.25%	.25%	3,480	-
Class B	.75%	.25%	2,088	1,573
Class C	.75%	.25%	4,712	1,147
			$ 12,724	$ 2,731

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,338
Class T	236
Class B*	1,161
Class C*	159
$ 3,894

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 2,959.30
Class T	2,123.31
Class B	633.30
Class C	1,396.30
130/30 Large Cap	31,884.29
Institutional Class	6,381.20
	$ 45,376

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,277 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $51 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense and dividend expense on securities sold short, including

Semiannual Report

8. Expense Reductions - continued

commitment fees, are excluded from this reimbursement. As a result, actual expenses paid by a shareholder may be higher than the limitations listed in the table below.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.55%	$ 2,672
Class T	1.80%	1,930
Class B	2.30%	640
Class C	2.30%	1,189
130/30 Large Cap	1.30%	29,655
Institutional Class	1.30%	6,372
		$ 42,458

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,071 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2011	Year ended November 30, 2010
From net investment income
Class A	$ -	$ 6,090
Class T	-	2,414
130/30 Large Cap	-	172,826
Institutional Class	-	51,249
Total	$ -	$ 232,579
From net realized gain
Class A	$ -	$ 2,900
Class T	-	1,420
130/30 Large Cap	-	32,609
Institutional Class	-	6,406
Total	$ -	$ 43,335

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Class A
Shares sold	178,526	73,007	$ 1,386,525	$ 478,989
Reinvestment of distributions	-	1,315	-	8,586
Shares redeemed	(80,397)	(156,228)	(627,790)	(1,038,236)
Net increase (decrease)	98,129	(81,906)	$ 758,735	$ (550,661)
Class T
Shares sold	127,821	31,619	$ 980,801	$ 205,640
Reinvestment of distributions	-	558	-	3,645
Shares redeemed	(21,564)	(61,198)	(167,736)	(406,815)
Net increase (decrease)	106,257	(29,021)	$ 813,065	$ (197,530)
Class B
Shares sold	811	44,335	$ 6,307	$ 291,738
Shares redeemed	(9,438)	(75,782)	(70,147)	(487,005)
Net increase (decrease)	(8,627)	(31,447)	$ (63,840)	$ (195,267)
Class C
Shares sold	95,901	11,935	$ 734,692	$ 78,964
Shares redeemed	(21,836)	(51,940)	(161,591)	(339,618)
Net increase (decrease)	74,065	(40,005)	$ 573,101	$ (260,654)
130/30 Large Cap
Shares sold	1,561,809	805,670	$ 12,195,531	$ 5,346,058
Reinvestment of distributions	-	29,295	-	191,003
Shares redeemed	(869,268)	(1,605,583)	(6,714,080)	(10,674,647)
Net increase (decrease)	692,541	(770,618)	$ 5,481,451	$ (5,137,586)
Institutional Class
Shares sold	6,466	276,902	$ 50,686	$ 1,836,453
Reinvestment of distributions	-	8,843	-	57,483
Shares redeemed	(801,161)	(80,072)	(6,335,052)	(512,645)
Net increase (decrease)	(794,695)	205,673	$ (6,284,366)	$ 1,381,291

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

AFLCI-USAN-0711
1.859209.103

Fidelity®
Growth Strategies
Fund

Semiannual Report

May 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend through the end of May, overcoming bouts of short-term volatility following unrest in North Africa and the natural disaster in Japan. Still, questions remained about the longer-term outlook, most notably inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Growth Strategies	.78%
Actual		$ 1,000.00	$ 1,160.60	$ 4.20
HypotheticalA		$ 1,000.00	$ 1,021.04	$ 3.93
Class K	.54%
Actual		$ 1,000.00	$ 1,162.10	$ 2.91
HypotheticalA		$ 1,000.00	$ 1,022.24	$ 2.72

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
CF Industries Holdings, Inc.	3.3	3.3
Coach, Inc.	2.1	0.0
Weatherford International Ltd.	1.8	1.5
Wynn Resorts Ltd.	1.5	0.0
Abercrombie & Fitch Co. Class A	1.5	1.2
Panera Bread Co. Class A	1.5	0.0
Limited Brands, Inc.	1.5	0.0
Polo Ralph Lauren Corp. Class A	1.4	1.4
Discovery Communications, Inc.	1.4	1.5
Williams-Sonoma, Inc.	1.3	0.0
	17.3
Top Five Market Sectors as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	20.9	20.6
Information Technology	19.0	23.4
Industrials	12.5	15.8
Health Care	12.5	13.3
Energy	12.5	8.0
Asset Allocation (% of fund's net assets)
As of May 31, 2011*		As of November 30, 2010**
	Stocks 99.4%		Stocks 98.6%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 1.4%
* Foreign investments	20.5%	** Foreign investments	17.0%

Semiannual Report

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 19.9%
Automobiles - 0.6%
Tesla Motors, Inc. (a)	462,117	$ 13,928
Distributors - 0.0%
Indiabulls Wholesale Services Ltd.	802,030	185
Diversified Consumer Services - 0.9%
Weight Watchers International, Inc.	267,679	21,479
Hotels, Restaurants & Leisure - 3.9%
Las Vegas Sands Corp. (a)	508,353	21,117
Panera Bread Co. Class A (a)	267,559	33,453
Wynn Resorts Ltd.	238,258	34,910
		89,480
Household Durables - 0.6%
Tupperware Brands Corp.	194,666	12,743
Media - 3.3%
Discovery Communications, Inc. (a)	750,789	32,704
Focus Media Holding Ltd. ADR (a)	632,300	19,759
Virgin Media, Inc.	681,000	22,214
		74,677
Specialty Retail - 5.4%
Abercrombie & Fitch Co. Class A	452,527	34,288
Limited Brands, Inc.	826,977	33,046
Tractor Supply Co.	375,497	23,716
Williams-Sonoma, Inc.	778,441	30,476
		121,526
Textiles, Apparel & Luxury Goods - 5.2%
Coach, Inc.	754,200	48,012
Phillips-Van Heusen Corp.	233,531	15,406
Polo Ralph Lauren Corp. Class A	258,666	32,791
Warnaco Group, Inc. (a)	399,854	22,052
		118,261
TOTAL CONSUMER DISCRETIONARY		452,279
CONSUMER STAPLES - 6.0%
Beverages - 2.0%
Hansen Natural Corp. (a)	243,200	17,425
Heckmann Corp. (a)(d)	4,811,585	28,870
		46,295
Food Products - 2.2%
Green Mountain Coffee Roasters, Inc. (a)	301,301	24,818
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Mead Johnson Nutrition Co. Class A	185,842	$ 12,598
Origin Agritech Ltd. (a)(d)(e)	1,967,600	12,022
		49,438
Personal Products - 1.8%
Estee Lauder Companies, Inc. Class A	249,000	25,525
Nu Skin Enterprises, Inc. Class A (d)	364,687	14,256
		39,781
TOTAL CONSUMER STAPLES		135,514
ENERGY - 12.5%
Energy Equipment & Services - 5.0%
Cameron International Corp. (a)	437,900	20,870
Dresser-Rand Group, Inc. (a)	499,147	26,245
FMC Technologies, Inc. (a)	291,935	13,029
Rowan Companies, Inc. (a)	291,900	11,574
Weatherford International Ltd. (a)	2,086,684	41,254
		112,972
Oil, Gas & Consumable Fuels - 7.5%
Amyris, Inc. (d)	389,236	11,486
Concho Resources, Inc. (a)	182,500	17,266
Daylight Energy Ltd.	1,073,000	11,041
El Paso Corp.	583,700	12,287
EV Energy Partners LP	214,031	11,847
Penn West Petroleum Ltd.	418,500	10,824
Petrohawk Energy Corp. (a)	948,835	25,116
PT Bumi Resources Tbk	37,537,500	14,513
QEP Resources, Inc.	594,900	25,878
Solazyme, Inc.	300,000	6,759
Whiting Petroleum Corp. (a)	350,200	23,498
		170,515
TOTAL ENERGY		283,487
FINANCIALS - 6.3%
Capital Markets - 1.0%
Invesco Ltd.	892,300	22,013
Commercial Banks - 0.5%
Regions Financial Corp.	1,654,677	11,682
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 2.1%
AMB Property Corp. (REIT)	632,358	$ 23,391
SL Green Realty Corp.	267,527	24,080
		47,471
Real Estate Management & Development - 2.7%
CB Richard Ellis Group, Inc. Class A (a)	875,643	23,143
Indiabulls Real Estate Ltd. (a)	6,416,240	16,714
Jones Lang LaSalle, Inc.	228,648	22,213
		62,070
TOTAL FINANCIALS		143,236
HEALTH CARE - 12.5%
Biotechnology - 2.9%
Alexion Pharmaceuticals, Inc. (a)	467,170	22,153
Human Genome Sciences, Inc. (a)	366,200	10,023
United Therapeutics Corp. (a)	170,798	11,028
Vertex Pharmaceuticals, Inc. (a)	413,500	22,325
		65,529
Health Care Equipment & Supplies - 4.6%
ArthroCare Corp. (a)	692,206	23,708
Cyberonics, Inc. (a)	708,288	23,126
Edwards Lifesciences Corp. (a)	260,645	23,127
NuVasive, Inc. (a)(d)	378,959	12,805
Zoll Medical Corp. (a)	364,681	22,176
		104,942
Health Care Providers & Services - 1.9%
AmerisourceBergen Corp.	536,300	22,106
Catalyst Health Solutions, Inc. (a)	350,477	21,390
		43,496
Health Care Technology - 1.0%
SXC Health Solutions Corp. (a)	389,900	23,053
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc. (a)	510,617	25,464
Pharmaceuticals - 1.0%
Valeant Pharmaceuticals International, Inc. (Canada)	430,300	22,555
TOTAL HEALTH CARE		285,039
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 12.5%
Building Products - 2.1%
Lennox International, Inc.	468,403	$ 21,832
Owens Corning (a)	662,000	25,288
		47,120
Construction & Engineering - 0.5%
Orascom Construction Industries SAE GDR	291,900	13,022
Electrical Equipment - 1.9%
Cooper Industries PLC Class A	350,300	22,016
Roper Industries, Inc.	262,650	21,923
		43,939
Machinery - 6.6%
Charter International PLC	1,944,657	24,951
CNH Global NV (a)	536,549	22,707
Dover Corp.	340,500	22,892
Flowserve Corp.	95,600	11,590
Ingersoll-Rand Co. Ltd.	468,625	23,384
Pall Corp.	389,100	21,829
WABCO Holdings, Inc. (a)	322,723	22,123
		149,476
Marine - 0.7%
Ultrapetrol (Bahamas) Ltd. (a)(e)	2,953,982	15,331
Professional Services - 0.7%
IHS, Inc. Class A (a)	184,835	16,214
TOTAL INDUSTRIALS		285,102
INFORMATION TECHNOLOGY - 19.0%
Communications Equipment - 2.0%
Juniper Networks, Inc. (a)	306,683	11,228
Polycom, Inc. (a)	389,355	22,353
Riverbed Technology, Inc. (a)	302,796	11,482
		45,063
Computers & Peripherals - 1.1%
NetApp, Inc. (a)	445,509	24,401
Electronic Equipment & Components - 0.7%
Maxwell Technologies, Inc. (a)(d)	908,847	14,832
Internet Software & Services - 1.2%
Rackspace Hosting, Inc. (a)	524,254	23,067
Web.com, Inc. (a)	398,329	4,752
		27,819
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 1.0%
Cognizant Technology Solutions Corp. Class A (a)	298,550	$ 22,702
Semiconductors & Semiconductor Equipment - 1.6%
Ceva, Inc. (a)	500,599	17,186
Freescale Semiconductor Holdings I Ltd.	583,200	10,789
NVIDIA Corp. (a)	448,945	8,997
		36,972
Software - 11.4%
ANSYS, Inc. (a)	394,371	22,625
Ariba, Inc. (a)	355,100	11,910
Autodesk, Inc. (a)	506,999	21,791
Autonomy Corp. PLC (a)	851,911	25,182
BMC Software, Inc. (a)	413,300	23,075
Check Point Software Technologies Ltd. (a)	413,445	22,706
Informatica Corp. (a)	436,467	25,603
Intuit, Inc. (a)	403,800	21,793
Magma Design Automation, Inc. (a)	1,664,042	11,615
Nuance Communications, Inc. (a)	1,037,072	22,774
Rovi Corp. (a)	414,324	24,014
salesforce.com, Inc. (a)	170,277	25,926
		259,014
TOTAL INFORMATION TECHNOLOGY		430,803
MATERIALS - 9.7%
Chemicals - 6.6%
Albemarle Corp.	194,590	13,785
CF Industries Holdings, Inc.	480,644	73,915
CVR Partners LP	1,246,193	24,874
Ecolab, Inc.	452,400	24,828
The Mosaic Co.	175,100	12,406
		149,808
Metals & Mining - 3.1%
First Quantum Minerals Ltd.	92,500	12,578
Ivanhoe Mines Ltd. (a)	416,300	10,475
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
MacArthur Coal Ltd.	1,959,044	$ 24,887
Vallar PLC	1,113,882	21,529
		69,469
TOTAL MATERIALS		219,277
TOTAL COMMON STOCKS (Cost $2,042,035)		2,234,737
Nonconvertible Preferred Stocks - 1.0%

CONSUMER DISCRETIONARY - 1.0%
Automobiles - 1.0%
Porsche Automobil Holding SE (Germany) (Cost $18,469)	321,250	22,333
Money Market Funds - 2.5%

Fidelity Cash Central Fund, 0.14% (b)	30,429,807	30,430
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	25,318,235	25,318
TOTAL MONEY MARKET FUNDS (Cost $55,748)		55,748
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.11%, dated 5/31/11 due 6/1/11 (Collateralized by U.S. Government Obligations) # (Cost $2,331)	$ 2,331	2,331
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $2,118,583)		2,315,149
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(44,676)
NET ASSETS - 100%		$ 2,270,473
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$2,331,000 due 6/01/11 at 0.11%
BNP Paribas Securities Corp.	$ 1,100
Barclays Capital, Inc.	829
Merrill Lynch, Pierce, Fenner & Smith, Inc.	402
$ 2,331
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 21
Fidelity Securities Lending Cash Central Fund	92
Total	$ 113
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ArthroCare Corp.	$ 62,405	$ -	$ 43,973	$ -	$ -
Cyberonics, Inc.	57,660	-	46,952	-	-
Heckmann Corp.	37,911	-	31,075	-	-
NuVasive, Inc.	48,979	-	42,705	-	-
Origin Agritech Ltd.	14,841	3,039	-	-	12,022
Ultrapetrol (Bahamas) Ltd.	20,412	-	-	-	15,331
Total	$ 242,208	$ 3,039	$ 164,705	$ -	$ 27,353
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 474,612	$ 474,427	$ -	$ 185
Consumer Staples	135,514	135,514	-	-
Energy	283,487	283,487	-	-
Financials	143,236	143,236	-	-
Health Care	285,039	285,039	-	-
Industrials	285,102	285,102	-	-
Information Technology	430,803	430,803	-	-
Materials	219,277	219,277	-	-
Money Market Funds	55,748	55,748	-	-
Cash Equivalents	2,331	-	2,331	-
Total Investments in Securities:	$ 2,315,149	$ 2,312,633	$ 2,331	$ 185
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 9,854
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(3)
Cost of Purchases	188
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(9,854)
Ending Balance	$ 185
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ (3)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	79.5%
Canada	4.1%
Bailiwick of Jersey	2.0%
Ireland	2.0%
Switzerland	1.8%
Bermuda	1.5%
United Kingdom	1.1%
Australia	1.1%
Netherlands	1.0%
Israel	1.0%
Germany	1.0%
Others (Individually Less Than 1%)	3.9%
100.0%
Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $2,934,396,000 of which $1,890,281,000, $914,123,000 and $129,992,000 will expire in fiscal 2011, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $24,898 and repurchase agreements of $2,331) - See accompanying schedule: Unaffiliated issuers (cost $2,003,562)	$ 2,232,048
Fidelity Central Funds (cost $55,748)	55,748
Other affiliated issuers (cost $59,273)	27,353
Total Investments (cost $2,118,583)		$ 2,315,149
Cash		1
Receivable for investments sold		1,731
Receivable for fund shares sold		795
Dividends receivable		666
Distributions receivable from Fidelity Central Funds		11
Prepaid expenses		1
Other receivables		127
Total assets		2,318,481

Liabilities
Payable for investments purchased	$ 17,011
Payable for fund shares redeemed	4,074
Accrued management fee	861
Other affiliated payables	562
Other payables and accrued expenses	182
Collateral on securities loaned, at value	25,318
Total liabilities		48,008

Net Assets		$ 2,270,473
Net Assets consist of:
Paid in capital		$ 4,728,377
Accumulated net investment loss		(3,265)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,651,161)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		196,522
Net Assets		$ 2,270,473

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Growth Strategies: Net Asset Value, offering price and redemption price per share ($2,056,013 ÷ 93,283 shares)	$ 22.04

Class K: Net Asset Value, offering price and redemption price per share ($214,460 ÷ 9,681 shares)	$ 22.15

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)

Investment Income
Dividends		$ 5,141
Income from Fidelity Central Funds		113
Total income		5,254

Expenses
Management fee Basic fee	$ 6,858
Performance adjustment	(1,825)
Transfer agent fees	3,076
Accounting and security lending fees	347
Custodian fees and expenses	58
Independent trustees' compensation	6
Registration fees	31
Audit	32
Legal	14
Interest	1
Miscellaneous	13
Total expenses before reductions	8,611
Expense reductions	(170)	8,441
Net investment income (loss)		(3,187)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	302,884
Other affiliated issuers	(11,214)
Foreign currency transactions	100
Total net realized gain (loss)		291,770
Change in net unrealized appreciation (depreciation) on: Investment securities	43,559
Assets and liabilities in foreign currencies	5
Total change in net unrealized appreciation (depreciation)		43,564
Net gain (loss)		335,334
Net increase (decrease) in net assets resulting from operations		$ 332,147

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (3,187)	$ (4,789)
Net realized gain (loss)	291,770	295,183
Change in net unrealized appreciation (depreciation)	43,564	147,682
Net increase (decrease) in net assets resulting from operations	332,147	438,076
Share transactions - net increase (decrease)	(165,647)	(262,396)
Redemption fees	84	116
Total increase (decrease) in net assets	166,584	175,796

Net Assets
Beginning of period	2,103,889	1,928,093
End of period (including accumulated net investment loss of $3,265 and accumulated net investment loss of $78, respectively)	$ 2,270,473	$ 2,103,889

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth Strategies

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 18.99	$ 15.28	$ 11.28	$ 22.75	$ 19.68	$ 17.48
Income from Investment Operations
Net investment income (loss) D	(.03)	(.04)	(.02) G	.02 H	(.07) I	- J, L
Net realized and unrealized gain (loss)	3.08	3.75	4.05	(11.49)	3.15	2.20
Total from investment operations	3.05	3.71	4.03	(11.47)	3.08	2.20
Distributions from net investment income	-	-	(.03)	-	-	-
Distributions from net realized gain	-	-	-	-	(.01)	-
Total distributions	-	-	(.03)	-	(.01)	-
Redemption fees added to paid in capital D, L	-	-	-	-	-	-
Net asset value, end of period	$ 22.04	$ 18.99	$ 15.28	$ 11.28	$ 22.75	$ 19.68
Total Return B, C	16.06%	24.28%	35.79%	(50.42)%	15.66%	12.59%
Ratios to Average Net Assets E, K
Expenses before reductions	.78% A	.78%	.88%	.83%	.79%	.77%
Expenses net of fee waivers, if any	.78% A	.78%	.87%	.83%	.79%	.77%
Expenses net of all reductions	.77% A	.77%	.85%	.81%	.78%	.75%
Net investment income (loss)	(.30)% A	(.26)%	(.15)% G	.11% H	(.35)% I	(.02)% J
Supplemental Data
Net assets, end of period (in millions)	$ 2,056	$ 1,925	$ 1,808	$ 1,489	$ 3,599	$ 3,858
Portfolio turnover rate F	175% A	116%	285%	268%	154%	155%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.24)%. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.02)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.41)%. J Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.27)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 19.06	$ 15.29	$ 11.29	$ 20.20
Income from Investment Operations
Net investment income (loss) D	(.01)	- L	.02 H	.05 I
Net realized and unrealized gain (loss)	3.10	3.77	4.04	(8.96)
Total from investment operations	3.09	3.77	4.06	(8.91)
Distributions from net investment income	-	-	(.06)	-
Redemption fees added to paid in capital D, L	-	-	-	-
Net asset value, end of period	$ 22.15	$ 19.06	$ 15.29	$ 11.29
Total Return B, C	16.21%	24.66%	36.14%	(44.11)%
Ratios to Average Net Assets E, K
Expenses before reductions	.54% A	.52%	.60%	.59% A
Expenses net of fee waivers, if any	.54% A	.52%	.60%	.59% A
Expenses net of all reductions	.53% A	.51%	.58%	.57% A
Net investment income (loss)	(.06)% A	-% G	.12% H	.67% A, I
Supplemental Data
Net assets, end of period (in millions)	$ 214	$ 179	$ 120	$ 53
Portfolio turnover rate F	175% A	116%	285%	268%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Amount represents less than .01%. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .03%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .53%. J For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Growth Strategies Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Strategies and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, net operating losses, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 305,837
Gross unrealized depreciation	(109,310)
Net unrealized appreciation (depreciation) on securities and other investments	$ 196,527
Tax cost	$ 2,118,622

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November 30, 2012.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Repurchase Agreements - continued

settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,948,614 and $2,097,813, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Strategies as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .45% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Strategies. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Growth Strategies	$ 3,024.29
Class K	52.05
	$ 3,076

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $26 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 8,509.38%		$ 1

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $92. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $170 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by thirty four dollars.

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Growth Strategies
Shares sold	4,612	9,051	$ 96,326	$ 155,505
Shares redeemed	(12,692)	(26,064)	(267,715)	(444,011)
Net increase (decrease)	(8,080)	(17,013)	$ (171,389)	$ (288,506)
Class K
Shares sold	1,213	3,557	$ 25,468	$ 60,255
Shares redeemed	(928)	(1,998)	(19,726)	(34,145)
Net increase (decrease)	285	1,559	$ 5,742	$ 26,110

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, Illinois

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions and
Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

FEG-USAN-0711
1.786808.108

Fidelity®
Growth Strategies
Fund -
Class K

Semiannual Report

May 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend through the end of May, overcoming bouts of short-term volatility following unrest in North Africa and the natural disaster in Japan. Still, questions remained about the longer-term outlook, most notably inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Growth Strategies	.78%
Actual		$ 1,000.00	$ 1,160.60	$ 4.20
HypotheticalA		$ 1,000.00	$ 1,021.04	$ 3.93
Class K	.54%
Actual		$ 1,000.00	$ 1,162.10	$ 2.91
HypotheticalA		$ 1,000.00	$ 1,022.24	$ 2.72

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
CF Industries Holdings, Inc.	3.3	3.3
Coach, Inc.	2.1	0.0
Weatherford International Ltd.	1.8	1.5
Wynn Resorts Ltd.	1.5	0.0
Abercrombie & Fitch Co. Class A	1.5	1.2
Panera Bread Co. Class A	1.5	0.0
Limited Brands, Inc.	1.5	0.0
Polo Ralph Lauren Corp. Class A	1.4	1.4
Discovery Communications, Inc.	1.4	1.5
Williams-Sonoma, Inc.	1.3	0.0
	17.3
Top Five Market Sectors as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	20.9	20.6
Information Technology	19.0	23.4
Industrials	12.5	15.8
Health Care	12.5	13.3
Energy	12.5	8.0
Asset Allocation (% of fund's net assets)
As of May 31, 2011*		As of November 30, 2010**
	Stocks 99.4%		Stocks 98.6%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 1.4%
* Foreign investments	20.5%	** Foreign investments	17.0%

Semiannual Report

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 19.9%
Automobiles - 0.6%
Tesla Motors, Inc. (a)	462,117	$ 13,928
Distributors - 0.0%
Indiabulls Wholesale Services Ltd.	802,030	185
Diversified Consumer Services - 0.9%
Weight Watchers International, Inc.	267,679	21,479
Hotels, Restaurants & Leisure - 3.9%
Las Vegas Sands Corp. (a)	508,353	21,117
Panera Bread Co. Class A (a)	267,559	33,453
Wynn Resorts Ltd.	238,258	34,910
		89,480
Household Durables - 0.6%
Tupperware Brands Corp.	194,666	12,743
Media - 3.3%
Discovery Communications, Inc. (a)	750,789	32,704
Focus Media Holding Ltd. ADR (a)	632,300	19,759
Virgin Media, Inc.	681,000	22,214
		74,677
Specialty Retail - 5.4%
Abercrombie & Fitch Co. Class A	452,527	34,288
Limited Brands, Inc.	826,977	33,046
Tractor Supply Co.	375,497	23,716
Williams-Sonoma, Inc.	778,441	30,476
		121,526
Textiles, Apparel & Luxury Goods - 5.2%
Coach, Inc.	754,200	48,012
Phillips-Van Heusen Corp.	233,531	15,406
Polo Ralph Lauren Corp. Class A	258,666	32,791
Warnaco Group, Inc. (a)	399,854	22,052
		118,261
TOTAL CONSUMER DISCRETIONARY		452,279
CONSUMER STAPLES - 6.0%
Beverages - 2.0%
Hansen Natural Corp. (a)	243,200	17,425
Heckmann Corp. (a)(d)	4,811,585	28,870
		46,295
Food Products - 2.2%
Green Mountain Coffee Roasters, Inc. (a)	301,301	24,818
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Mead Johnson Nutrition Co. Class A	185,842	$ 12,598
Origin Agritech Ltd. (a)(d)(e)	1,967,600	12,022
		49,438
Personal Products - 1.8%
Estee Lauder Companies, Inc. Class A	249,000	25,525
Nu Skin Enterprises, Inc. Class A (d)	364,687	14,256
		39,781
TOTAL CONSUMER STAPLES		135,514
ENERGY - 12.5%
Energy Equipment & Services - 5.0%
Cameron International Corp. (a)	437,900	20,870
Dresser-Rand Group, Inc. (a)	499,147	26,245
FMC Technologies, Inc. (a)	291,935	13,029
Rowan Companies, Inc. (a)	291,900	11,574
Weatherford International Ltd. (a)	2,086,684	41,254
		112,972
Oil, Gas & Consumable Fuels - 7.5%
Amyris, Inc. (d)	389,236	11,486
Concho Resources, Inc. (a)	182,500	17,266
Daylight Energy Ltd.	1,073,000	11,041
El Paso Corp.	583,700	12,287
EV Energy Partners LP	214,031	11,847
Penn West Petroleum Ltd.	418,500	10,824
Petrohawk Energy Corp. (a)	948,835	25,116
PT Bumi Resources Tbk	37,537,500	14,513
QEP Resources, Inc.	594,900	25,878
Solazyme, Inc.	300,000	6,759
Whiting Petroleum Corp. (a)	350,200	23,498
		170,515
TOTAL ENERGY		283,487
FINANCIALS - 6.3%
Capital Markets - 1.0%
Invesco Ltd.	892,300	22,013
Commercial Banks - 0.5%
Regions Financial Corp.	1,654,677	11,682
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 2.1%
AMB Property Corp. (REIT)	632,358	$ 23,391
SL Green Realty Corp.	267,527	24,080
		47,471
Real Estate Management & Development - 2.7%
CB Richard Ellis Group, Inc. Class A (a)	875,643	23,143
Indiabulls Real Estate Ltd. (a)	6,416,240	16,714
Jones Lang LaSalle, Inc.	228,648	22,213
		62,070
TOTAL FINANCIALS		143,236
HEALTH CARE - 12.5%
Biotechnology - 2.9%
Alexion Pharmaceuticals, Inc. (a)	467,170	22,153
Human Genome Sciences, Inc. (a)	366,200	10,023
United Therapeutics Corp. (a)	170,798	11,028
Vertex Pharmaceuticals, Inc. (a)	413,500	22,325
		65,529
Health Care Equipment & Supplies - 4.6%
ArthroCare Corp. (a)	692,206	23,708
Cyberonics, Inc. (a)	708,288	23,126
Edwards Lifesciences Corp. (a)	260,645	23,127
NuVasive, Inc. (a)(d)	378,959	12,805
Zoll Medical Corp. (a)	364,681	22,176
		104,942
Health Care Providers & Services - 1.9%
AmerisourceBergen Corp.	536,300	22,106
Catalyst Health Solutions, Inc. (a)	350,477	21,390
		43,496
Health Care Technology - 1.0%
SXC Health Solutions Corp. (a)	389,900	23,053
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc. (a)	510,617	25,464
Pharmaceuticals - 1.0%
Valeant Pharmaceuticals International, Inc. (Canada)	430,300	22,555
TOTAL HEALTH CARE		285,039
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 12.5%
Building Products - 2.1%
Lennox International, Inc.	468,403	$ 21,832
Owens Corning (a)	662,000	25,288
		47,120
Construction & Engineering - 0.5%
Orascom Construction Industries SAE GDR	291,900	13,022
Electrical Equipment - 1.9%
Cooper Industries PLC Class A	350,300	22,016
Roper Industries, Inc.	262,650	21,923
		43,939
Machinery - 6.6%
Charter International PLC	1,944,657	24,951
CNH Global NV (a)	536,549	22,707
Dover Corp.	340,500	22,892
Flowserve Corp.	95,600	11,590
Ingersoll-Rand Co. Ltd.	468,625	23,384
Pall Corp.	389,100	21,829
WABCO Holdings, Inc. (a)	322,723	22,123
		149,476
Marine - 0.7%
Ultrapetrol (Bahamas) Ltd. (a)(e)	2,953,982	15,331
Professional Services - 0.7%
IHS, Inc. Class A (a)	184,835	16,214
TOTAL INDUSTRIALS		285,102
INFORMATION TECHNOLOGY - 19.0%
Communications Equipment - 2.0%
Juniper Networks, Inc. (a)	306,683	11,228
Polycom, Inc. (a)	389,355	22,353
Riverbed Technology, Inc. (a)	302,796	11,482
		45,063
Computers & Peripherals - 1.1%
NetApp, Inc. (a)	445,509	24,401
Electronic Equipment & Components - 0.7%
Maxwell Technologies, Inc. (a)(d)	908,847	14,832
Internet Software & Services - 1.2%
Rackspace Hosting, Inc. (a)	524,254	23,067
Web.com, Inc. (a)	398,329	4,752
		27,819
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 1.0%
Cognizant Technology Solutions Corp. Class A (a)	298,550	$ 22,702
Semiconductors & Semiconductor Equipment - 1.6%
Ceva, Inc. (a)	500,599	17,186
Freescale Semiconductor Holdings I Ltd.	583,200	10,789
NVIDIA Corp. (a)	448,945	8,997
		36,972
Software - 11.4%
ANSYS, Inc. (a)	394,371	22,625
Ariba, Inc. (a)	355,100	11,910
Autodesk, Inc. (a)	506,999	21,791
Autonomy Corp. PLC (a)	851,911	25,182
BMC Software, Inc. (a)	413,300	23,075
Check Point Software Technologies Ltd. (a)	413,445	22,706
Informatica Corp. (a)	436,467	25,603
Intuit, Inc. (a)	403,800	21,793
Magma Design Automation, Inc. (a)	1,664,042	11,615
Nuance Communications, Inc. (a)	1,037,072	22,774
Rovi Corp. (a)	414,324	24,014
salesforce.com, Inc. (a)	170,277	25,926
		259,014
TOTAL INFORMATION TECHNOLOGY		430,803
MATERIALS - 9.7%
Chemicals - 6.6%
Albemarle Corp.	194,590	13,785
CF Industries Holdings, Inc.	480,644	73,915
CVR Partners LP	1,246,193	24,874
Ecolab, Inc.	452,400	24,828
The Mosaic Co.	175,100	12,406
		149,808
Metals & Mining - 3.1%
First Quantum Minerals Ltd.	92,500	12,578
Ivanhoe Mines Ltd. (a)	416,300	10,475
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
MacArthur Coal Ltd.	1,959,044	$ 24,887
Vallar PLC	1,113,882	21,529
		69,469
TOTAL MATERIALS		219,277
TOTAL COMMON STOCKS (Cost $2,042,035)		2,234,737
Nonconvertible Preferred Stocks - 1.0%

CONSUMER DISCRETIONARY - 1.0%
Automobiles - 1.0%
Porsche Automobil Holding SE (Germany) (Cost $18,469)	321,250	22,333
Money Market Funds - 2.5%

Fidelity Cash Central Fund, 0.14% (b)	30,429,807	30,430
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	25,318,235	25,318
TOTAL MONEY MARKET FUNDS (Cost $55,748)		55,748
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.11%, dated 5/31/11 due 6/1/11 (Collateralized by U.S. Government Obligations) # (Cost $2,331)	$ 2,331	2,331
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $2,118,583)		2,315,149
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(44,676)
NET ASSETS - 100%		$ 2,270,473
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$2,331,000 due 6/01/11 at 0.11%
BNP Paribas Securities Corp.	$ 1,100
Barclays Capital, Inc.	829
Merrill Lynch, Pierce, Fenner & Smith, Inc.	402
$ 2,331
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 21
Fidelity Securities Lending Cash Central Fund	92
Total	$ 113
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ArthroCare Corp.	$ 62,405	$ -	$ 43,973	$ -	$ -
Cyberonics, Inc.	57,660	-	46,952	-	-
Heckmann Corp.	37,911	-	31,075	-	-
NuVasive, Inc.	48,979	-	42,705	-	-
Origin Agritech Ltd.	14,841	3,039	-	-	12,022
Ultrapetrol (Bahamas) Ltd.	20,412	-	-	-	15,331
Total	$ 242,208	$ 3,039	$ 164,705	$ -	$ 27,353
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 474,612	$ 474,427	$ -	$ 185
Consumer Staples	135,514	135,514	-	-
Energy	283,487	283,487	-	-
Financials	143,236	143,236	-	-
Health Care	285,039	285,039	-	-
Industrials	285,102	285,102	-	-
Information Technology	430,803	430,803	-	-
Materials	219,277	219,277	-	-
Money Market Funds	55,748	55,748	-	-
Cash Equivalents	2,331	-	2,331	-
Total Investments in Securities:	$ 2,315,149	$ 2,312,633	$ 2,331	$ 185
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 9,854
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(3)
Cost of Purchases	188
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(9,854)
Ending Balance	$ 185
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ (3)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	79.5%
Canada	4.1%
Bailiwick of Jersey	2.0%
Ireland	2.0%
Switzerland	1.8%
Bermuda	1.5%
United Kingdom	1.1%
Australia	1.1%
Netherlands	1.0%
Israel	1.0%
Germany	1.0%
Others (Individually Less Than 1%)	3.9%
100.0%
Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $2,934,396,000 of which $1,890,281,000, $914,123,000 and $129,992,000 will expire in fiscal 2011, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $24,898 and repurchase agreements of $2,331) - See accompanying schedule: Unaffiliated issuers (cost $2,003,562)	$ 2,232,048
Fidelity Central Funds (cost $55,748)	55,748
Other affiliated issuers (cost $59,273)	27,353
Total Investments (cost $2,118,583)		$ 2,315,149
Cash		1
Receivable for investments sold		1,731
Receivable for fund shares sold		795
Dividends receivable		666
Distributions receivable from Fidelity Central Funds		11
Prepaid expenses		1
Other receivables		127
Total assets		2,318,481

Liabilities
Payable for investments purchased	$ 17,011
Payable for fund shares redeemed	4,074
Accrued management fee	861
Other affiliated payables	562
Other payables and accrued expenses	182
Collateral on securities loaned, at value	25,318
Total liabilities		48,008

Net Assets		$ 2,270,473
Net Assets consist of:
Paid in capital		$ 4,728,377
Accumulated net investment loss		(3,265)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,651,161)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		196,522
Net Assets		$ 2,270,473

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Growth Strategies: Net Asset Value, offering price and redemption price per share ($2,056,013 ÷ 93,283 shares)	$ 22.04

Class K: Net Asset Value, offering price and redemption price per share ($214,460 ÷ 9,681 shares)	$ 22.15

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)

Investment Income
Dividends		$ 5,141
Income from Fidelity Central Funds		113
Total income		5,254

Expenses
Management fee Basic fee	$ 6,858
Performance adjustment	(1,825)
Transfer agent fees	3,076
Accounting and security lending fees	347
Custodian fees and expenses	58
Independent trustees' compensation	6
Registration fees	31
Audit	32
Legal	14
Interest	1
Miscellaneous	13
Total expenses before reductions	8,611
Expense reductions	(170)	8,441
Net investment income (loss)		(3,187)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	302,884
Other affiliated issuers	(11,214)
Foreign currency transactions	100
Total net realized gain (loss)		291,770
Change in net unrealized appreciation (depreciation) on: Investment securities	43,559
Assets and liabilities in foreign currencies	5
Total change in net unrealized appreciation (depreciation)		43,564
Net gain (loss)		335,334
Net increase (decrease) in net assets resulting from operations		$ 332,147

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (3,187)	$ (4,789)
Net realized gain (loss)	291,770	295,183
Change in net unrealized appreciation (depreciation)	43,564	147,682
Net increase (decrease) in net assets resulting from operations	332,147	438,076
Share transactions - net increase (decrease)	(165,647)	(262,396)
Redemption fees	84	116
Total increase (decrease) in net assets	166,584	175,796

Net Assets
Beginning of period	2,103,889	1,928,093
End of period (including accumulated net investment loss of $3,265 and accumulated net investment loss of $78, respectively)	$ 2,270,473	$ 2,103,889

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth Strategies

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 18.99	$ 15.28	$ 11.28	$ 22.75	$ 19.68	$ 17.48
Income from Investment Operations
Net investment income (loss) D	(.03)	(.04)	(.02) G	.02 H	(.07) I	- J, L
Net realized and unrealized gain (loss)	3.08	3.75	4.05	(11.49)	3.15	2.20
Total from investment operations	3.05	3.71	4.03	(11.47)	3.08	2.20
Distributions from net investment income	-	-	(.03)	-	-	-
Distributions from net realized gain	-	-	-	-	(.01)	-
Total distributions	-	-	(.03)	-	(.01)	-
Redemption fees added to paid in capital D, L	-	-	-	-	-	-
Net asset value, end of period	$ 22.04	$ 18.99	$ 15.28	$ 11.28	$ 22.75	$ 19.68
Total Return B, C	16.06%	24.28%	35.79%	(50.42)%	15.66%	12.59%
Ratios to Average Net Assets E, K
Expenses before reductions	.78% A	.78%	.88%	.83%	.79%	.77%
Expenses net of fee waivers, if any	.78% A	.78%	.87%	.83%	.79%	.77%
Expenses net of all reductions	.77% A	.77%	.85%	.81%	.78%	.75%
Net investment income (loss)	(.30)% A	(.26)%	(.15)% G	.11% H	(.35)% I	(.02)% J
Supplemental Data
Net assets, end of period (in millions)	$ 2,056	$ 1,925	$ 1,808	$ 1,489	$ 3,599	$ 3,858
Portfolio turnover rate F	175% A	116%	285%	268%	154%	155%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.24)%. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.02)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.41)%. J Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.27)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 19.06	$ 15.29	$ 11.29	$ 20.20
Income from Investment Operations
Net investment income (loss) D	(.01)	- L	.02 H	.05 I
Net realized and unrealized gain (loss)	3.10	3.77	4.04	(8.96)
Total from investment operations	3.09	3.77	4.06	(8.91)
Distributions from net investment income	-	-	(.06)	-
Redemption fees added to paid in capital D, L	-	-	-	-
Net asset value, end of period	$ 22.15	$ 19.06	$ 15.29	$ 11.29
Total Return B, C	16.21%	24.66%	36.14%	(44.11)%
Ratios to Average Net Assets E, K
Expenses before reductions	.54% A	.52%	.60%	.59% A
Expenses net of fee waivers, if any	.54% A	.52%	.60%	.59% A
Expenses net of all reductions	.53% A	.51%	.58%	.57% A
Net investment income (loss)	(.06)% A	-% G	.12% H	.67% A, I
Supplemental Data
Net assets, end of period (in millions)	$ 214	$ 179	$ 120	$ 53
Portfolio turnover rate F	175% A	116%	285%	268%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Amount represents less than .01%. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .03%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .53%. J For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Growth Strategies Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Strategies and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, net operating losses, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 305,837
Gross unrealized depreciation	(109,310)
Net unrealized appreciation (depreciation) on securities and other investments	$ 196,527
Tax cost	$ 2,118,622

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November 30, 2012.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Repurchase Agreements - continued

settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,948,614 and $2,097,813, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Strategies as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .45% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Strategies. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Growth Strategies	$ 3,024.29
Class K	52.05
	$ 3,076

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $26 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 8,509.38%		$ 1

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $92. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $170 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by thirty four dollars.

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Growth Strategies
Shares sold	4,612	9,051	$ 96,326	$ 155,505
Shares redeemed	(12,692)	(26,064)	(267,715)	(444,011)
Net increase (decrease)	(8,080)	(17,013)	$ (171,389)	$ (288,506)
Class K
Shares sold	1,213	3,557	$ 25,468	$ 60,255
Shares redeemed	(928)	(1,998)	(19,726)	(34,145)
Net increase (decrease)	285	1,559	$ 5,742	$ 26,110

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, Illinois

FEG-K-USAN-0711
1.863030.102

Fidelity®
Growth Company
Fund

Semiannual Report

May 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend through the end of May, overcoming bouts of short-term volatility following unrest in North Africa and the natural disaster in Japan. Still, questions remained about the longer-term outlook, most notably inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Growth Company	.82%
Actual		$ 1,000.00	$ 1,168.30	$ 4.43
HypotheticalA		$ 1,000.00	$ 1,020.84	$ 4.13
Class K	.67%
Actual		$ 1,000.00	$ 1,168.90	$ 3.62
HypotheticalA		$ 1,000.00	$ 1,021.59	$ 3.38
Class F	.62%
Actual		$ 1,000.00	$ 1,169.40	$ 3.35
HypotheticalA		$ 1,000.00	$ 1,021.84	$ 3.13

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.8	5.5
salesforce.com, Inc.	3.5	4.7
Exxon Mobil Corp.	3.5	2.7
Google, Inc. Class A	2.1	2.7
Red Hat, Inc.	1.8	2.3
Discover Financial Services	1.5	1.3
QUALCOMM, Inc.	1.5	1.3
lululemon athletica, Inc.	1.4	1.0
NVIDIA Corp.	1.4	0.7
Herbalife Ltd.	1.3	0.8
	22.8
Top Five Market Sectors as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	35.0	40.1
Health Care	16.2	16.1
Consumer Discretionary	14.8	14.2
Energy	9.2	6.3
Consumer Staples	8.5	7.3
Asset Allocation (% of fund's net assets)
As of May 31, 2011*		As of November 30, 2010**
	Stocks 99.7%		Stocks 99.8%
	Convertible Securities 0.1%		Convertible Securities 0.0%†
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets 0.2%
* Foreign investments	9.6%	** Foreign investments	8.3%

† Amount represents less than 0.1%

Semiannual Report

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.8%
Auto Components - 0.5%
Johnson Controls, Inc.	3,270,000	$ 129,492
Lear Corp.	1,420,000	72,164
		201,656
Automobiles - 0.3%
Ford Motor Co. (a)	9,295,000	138,681
General Motors Co.	22,800	725
Tesla Motors, Inc. (a)	275,000	8,289
		147,695
Diversified Consumer Services - 0.8%
Coinstar, Inc. (a)(d)(e)	1,571,707	83,505
K12, Inc. (a)(d)	960,000	33,408
Weight Watchers International, Inc.	2,903,600	232,985
		349,898
Hotels, Restaurants & Leisure - 4.1%
Arcos Dorados Holdings, Inc.	1,288,600	29,316
BJ's Restaurants, Inc. (a)(e)	2,742,104	140,478
Buffalo Wild Wings, Inc. (a)	894,900	56,057
China Lodging Group Ltd. ADR (a)(d)	613,800	11,613
Chipotle Mexican Grill, Inc. (a)	300,000	86,721
Darden Restaurants, Inc.	680,000	34,442
Home Inns & Hotels Management, Inc. sponsored ADR (a)(d)	2,825,000	115,458
Hyatt Hotels Corp. Class A (a)	4,373,440	194,968
Las Vegas Sands Corp. (a)	2,030,000	84,326
McDonald's Corp.	5,650,000	460,701
Panera Bread Co. Class A (a)	1,185,000	148,161
Starbucks Corp.	6,538,400	240,548
Starwood Hotels & Resorts Worldwide, Inc.	830,000	50,613
The Cheesecake Factory, Inc. (a)	1,515,000	48,132
		1,701,534
Household Durables - 1.4%
Gafisa SA sponsored ADR	1,570,000	17,333
Lennar Corp. Class A	2,606,117	49,464
PulteGroup, Inc. (a)	3,648,257	30,791
SodaStream International Ltd. (d)(e)	995,784	57,865
Tempur-Pedic International, Inc. (a)	1,620,000	105,365
Toll Brothers, Inc. (a)	4,918,937	106,987
Tupperware Brands Corp. (e)	3,515,000	230,092
		597,897
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 1.6%
Amazon.com, Inc. (a)	2,241,000	$ 440,782
Netflix, Inc. (a)(d)	286,000	77,449
Priceline.com, Inc. (a)	293,000	150,951
		669,182
Media - 0.5%
Comcast Corp. Class A	3,097,500	78,181
DreamWorks Animation SKG, Inc. Class A (a)	75,000	1,793
IMAX Corp. (a)	1,740,500	64,764
News Corp. Class A	1,330,000	24,392
Time Warner, Inc.	1,025,650	37,364
		206,494
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	562,500	35,854
Kohl's Corp.	1,240,000	66,018
Nordstrom, Inc.	800,000	37,464
Target Corp.	2,115,000	104,756
		244,092
Specialty Retail - 1.7%
Abercrombie & Fitch Co. Class A	1,560,000	118,201
AutoNation, Inc. (a)(d)	1,050,000	36,855
Bed Bath & Beyond, Inc. (a)	1,300,000	70,057
Best Buy Co., Inc.	1,387,500	44,067
CarMax, Inc. (a)	720,000	21,355
Express, Inc.	2,085,000	44,035
GameStop Corp. Class A (a)	140,000	3,917
Home Depot, Inc.	1,960,000	71,109
Limited Brands, Inc.	475,000	18,981
Lowe's Companies, Inc.	3,520,800	84,992
Lumber Liquidators Holdings, Inc. (a)(d)(e)	2,623,684	70,761
Staples, Inc.	3,225,602	54,255
Tiffany & Co., Inc.	625,000	47,288
Urban Outfitters, Inc. (a)	515,000	15,687
		701,560
Textiles, Apparel & Luxury Goods - 3.3%
Coach, Inc.	2,082,200	132,553
Fossil, Inc. (a)(e)	4,351,103	460,521
lululemon athletica, Inc. (a)(d)(e)	6,383,550	579,626
NIKE, Inc. Class B	419,000	35,385
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	100,000	$ 6,518
Vera Bradley, Inc. (d)(e)	2,874,357	142,079
		1,356,682
TOTAL CONSUMER DISCRETIONARY		6,176,690
CONSUMER STAPLES - 8.5%
Beverages - 1.4%
Dr Pepper Snapple Group, Inc.	2,355,000	97,026
Hansen Natural Corp. (a)	25,000	1,791
PepsiCo, Inc.	1,916,640	136,311
The Coca-Cola Co.	5,212,500	348,247
		583,375
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	2,295,800	189,358
CVS Caremark Corp.	2,780	108
Droga Raia SA	756,000	13,417
Fresh Market, Inc. (e)	3,023,468	121,664
Kroger Co.	2,728,200	67,714
Safeway, Inc.	1,100,000	27,170
Wal-Mart Stores, Inc.	2,855,300	157,670
Walgreen Co.	4,715,000	205,715
Whole Foods Market, Inc.	1,670,000	102,137
		884,953
Food Products - 1.1%
Archer Daniels Midland Co.	135,000	4,375
Dean Foods Co. (a)	1,308,843	18,167
General Mills, Inc.	1,165,600	46,356
Green Mountain Coffee Roasters, Inc. (a)	2,402,978	197,933
Hershey Co.	460,000	25,636
Kellogg Co.	1,265,000	72,092
Mead Johnson Nutrition Co. Class A	1,206,800	81,809
Sara Lee Corp.	685,000	13,392
		459,760
Household Products - 0.6%
Church & Dwight Co., Inc.	1,210,000	101,761
Colgate-Palmolive Co.	900,000	78,777
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - continued
Kimberly-Clark Corp.	670,000	$ 45,761
Procter & Gamble Co.	344,483	23,080
		249,379
Personal Products - 1.5%
Avon Products, Inc.	1,018,615	30,263
Herbalife Ltd. (e)	9,790,210	550,993
Nu Skin Enterprises, Inc. Class A	1,180,000	46,126
		627,382
Tobacco - 1.7%
Altria Group, Inc.	7,025,380	197,132
Lorillard, Inc.	275,000	31,702
Philip Morris International, Inc.	6,725,380	482,546
		711,380
TOTAL CONSUMER STAPLES		3,516,229
ENERGY - 9.2%
Energy Equipment & Services - 2.6%
Baker Hughes, Inc.	1,060,000	78,366
Carbo Ceramics, Inc.	305,000	45,832
FMC Technologies, Inc. (a)	1,850,000	82,566
Halliburton Co.	4,250,000	213,138
Schlumberger Ltd.	5,714,000	489,804
Transocean Ltd. (United States)	1,710,000	118,520
Weatherford International Ltd. (a)	1,445,000	28,568
		1,056,794
Oil, Gas & Consumable Fuels - 6.6%
Anadarko Petroleum Corp.	1,057,594	84,100
Cenovus Energy, Inc.	235,000	8,683
Chesapeake Energy Corp.	8,350,000	261,689
Chevron Corp.	1,130,000	118,548
Concho Resources, Inc. (a)	830,000	78,526
Continental Resources, Inc. (a)	730,000	48,341
Devon Energy Corp.	880,000	73,982
EnCana Corp.	235,000	8,008
EOG Resources, Inc.	80,000	8,731
Exxon Mobil Corp.	17,400,000	1,452,378
Hess Corp.	1,020,000	80,611
Noble Energy, Inc.	325,000	30,290
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp.	300,000	$ 32,355
Peabody Energy Corp.	55,000	3,375
Petrohawk Energy Corp. (a)	4,351,100	115,174
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	750,000	23,445
Range Resources Corp.	938,689	52,491
Solazyme, Inc.	1,004,600	22,634
Southwestern Energy Co. (a)	2,577,461	112,815
Ultra Petroleum Corp. (a)	1,160,000	56,399
Valero Energy Corp.	2,840,000	78,100
		2,750,675
TOTAL ENERGY		3,807,469
FINANCIALS - 4.1%
Capital Markets - 0.8%
Charles Schwab Corp.	4,519,975	81,405
Franklin Resources, Inc.	495,000	64,142
Internet Capital Group, Inc. (a)(e)	3,775,000	49,188
LPL Investment Holdings, Inc.	639,709	22,991
Morgan Stanley	850,000	20,536
T. Rowe Price Group, Inc.	1,015,000	64,250
TD Ameritrade Holding Corp.	765,000	16,486
		318,998
Commercial Banks - 0.9%
Banco Bradesco SA (PN) sponsored ADR	2,040,000	40,637
HDFC Bank Ltd. sponsored ADR	775,000	126,193
ICICI Bank Ltd. sponsored ADR	1,755,000	83,696
PrivateBancorp, Inc.	2,952,500	48,332
Signature Bank, New York (a)	656,885	37,390
Wells Fargo & Co.	1,402,300	39,783
		376,031
Consumer Finance - 1.7%
American Express Co.	1,492,548	77,015
Discover Financial Services	27,100,444	646,075
Green Dot Corp. Class A (d)	69,964	2,710
		725,800
Diversified Financial Services - 0.5%
BM&F Bovespa SA	13,229,772	94,957
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.	752,380	$ 30,960
JPMorgan Chase & Co.	2,380,000	102,911
		228,828
Real Estate Management & Development - 0.2%
The St. Joe Co. (a)	3,008,826	65,382
TOTAL FINANCIALS		1,715,039
HEALTH CARE - 16.1%
Biotechnology - 10.5%
Acadia Pharmaceuticals, Inc. (a)(e)	2,839,844	5,367
Alexion Pharmaceuticals, Inc. (a)(e)	9,874,060	468,228
Alkermes, Inc. (a)(e)	10,182,261	186,539
Alnylam Pharmaceuticals, Inc. (a)(d)(e)	4,214,665	44,128
Amarin Corp. PLC ADR (a)	595,700	11,360
Amylin Pharmaceuticals, Inc. (a)(e)	14,442,295	200,603
Array Biopharma, Inc. (a)(e)	4,758,770	12,706
AVEO Pharmaceuticals, Inc. (a)	450,000	8,249
Biogen Idec, Inc. (a)	365,000	34,576
Celgene Corp. (a)	1,146,744	69,848
Cepheid, Inc. (a)(d)(e)	6,137,555	197,138
Exelixis, Inc. (a)(d)(e)	12,669,919	147,351
Gilead Sciences, Inc. (a)	1,300,000	54,262
Human Genome Sciences, Inc. (a)(d)(e)	17,781,237	486,672
ImmunoGen, Inc. (a)(d)(e)	7,525,984	91,516
Immunomedics, Inc. (a)(d)(e)	7,526,150	33,266
Incyte Corp. (a)(d)	345,000	6,117
InterMune, Inc. (a)(e)	5,603,117	208,436
Isis Pharmaceuticals, Inc. (a)(d)(e)	9,957,871	91,911
Lexicon Pharmaceuticals, Inc. (a)(e)	33,756,550	55,023
Metabolix, Inc. (a)(d)(e)	3,155,799	27,897
Micromet, Inc. (a)(d)(e)	8,880,414	54,970
Momenta Pharmaceuticals, Inc. (a)(d)(e)	3,255,000	65,133
Myrexis, Inc. (a)(e)	2,174,424	9,111
Myriad Genetics, Inc. (a)	1,663,496	42,269
NPS Pharmaceuticals, Inc. (a)(e)	6,634,441	63,492
Pharmasset, Inc. (a)(e)	3,718,283	380,009
Regeneron Pharmaceuticals, Inc. (a)(e)	8,758,128	525,663
Rigel Pharmaceuticals, Inc. (a)(e)	5,714,836	47,433
Seattle Genetics, Inc. (a)(d)(e)	11,325,259	219,370
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Transition Therapeutics, Inc. (a)(e)	2,332,446	$ 7,318
Vertex Pharmaceuticals, Inc. (a)	9,169,767	495,076
		4,351,037
Health Care Equipment & Supplies - 0.8%
Baxter International, Inc.	505,000	30,058
DexCom, Inc. (a)	850,000	13,405
Edwards Lifesciences Corp. (a)	600,000	53,238
Gen-Probe, Inc. (a)	75,000	6,134
HeartWare International, Inc. (a)(d)(e)	1,137,101	82,838
Insulet Corp. (a)(d)(e)	3,756,400	79,185
Masimo Corp.	615,000	18,893
Medtronic, Inc.	754,964	30,727
St. Jude Medical, Inc.	834,200	42,269
		356,747
Health Care Providers & Services - 1.1%
Cardinal Health, Inc.	485,000	22,029
McKesson Corp.	1,930,000	165,227
Medco Health Solutions, Inc. (a)	612,720	36,677
UnitedHealth Group, Inc.	4,961,400	242,861
		466,794
Health Care Technology - 0.5%
Cerner Corp. (a)	1,085,000	130,309
SXC Health Solutions Corp. (a)	1,400,000	82,776
		213,085
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)(d)	2,939,878	211,906
Pharmaceuticals - 2.7%
Abbott Laboratories	1,111,500	58,076
Allergan, Inc.	1,715,000	141,882
Bristol-Myers Squibb Co.	1,429,700	41,118
Concert Pharmaceuticals, Inc. (a)(g)	186,198	151
Elan Corp. PLC sponsored ADR (a)(d)	40,599,070	388,533
Endocyte, Inc.	1,383,277	16,461
Hospira, Inc. (a)	218,000	12,053
Johnson & Johnson	83,300	5,605
MAP Pharmaceuticals, Inc. (a)(e)	2,708,874	46,024
Merck & Co., Inc.	660,668	24,280
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	705,000	$ 35,885
Valeant Pharmaceuticals International, Inc. (Canada)	6,402,261	335,591
		1,105,659
TOTAL HEALTH CARE		6,705,228
INDUSTRIALS - 8.4%
Aerospace & Defense - 2.1%
Honeywell International, Inc.	3,180,000	189,369
Lockheed Martin Corp.	1,040,100	81,024
The Boeing Co.	2,539,800	198,181
United Technologies Corp.	4,690,000	411,641
		880,215
Air Freight & Logistics - 1.0%
United Parcel Service, Inc. Class B	5,434,000	399,345
Airlines - 1.0%
Delta Air Lines, Inc. (a)	9,120,446	91,934
JetBlue Airways Corp. (a)(d)(e)	29,384,923	178,366
Ryanair Holdings PLC sponsored ADR	1,140,000	33,516
Southwest Airlines Co.	9,498,515	112,367
		416,183
Construction & Engineering - 0.5%
Fluor Corp.	1,005,000	69,275
Orascom Construction Industries SAE GDR	2,979,359	132,909
		202,184
Electrical Equipment - 0.3%
Emerson Electric Co.	2,010,000	109,646
Industrial Conglomerates - 0.8%
3M Co.	2,490,000	235,006
General Electric Co.	5,195,000	102,030
		337,036
Machinery - 1.9%
Caterpillar, Inc.	3,585,000	379,293
Cummins, Inc.	1,760,000	185,222
Danaher Corp.	2,605,000	142,051
Deere & Co.	920,000	79,194
Pall Corp.	385,000	21,599
		807,359
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.8%
CSX Corp.	800,000	$ 63,440
Norfolk Southern Corp.	1,065,000	78,075
Union Pacific Corp.	2,020,000	212,039
		353,554
TOTAL INDUSTRIALS		3,505,522
INFORMATION TECHNOLOGY - 35.0%
Communications Equipment - 3.9%
Acme Packet, Inc. (a)	1,775,000	134,350
Aruba Networks, Inc. (a)	1,198,031	34,048
Cisco Systems, Inc.	2,077,600	34,904
F5 Networks, Inc. (a)	880,000	99,950
Infinera Corp. (a)(e)	10,123,181	71,875
Juniper Networks, Inc. (a)	1,410,000	51,620
Motorola Mobility Holdings, Inc.	1,625,000	40,853
QUALCOMM, Inc.	10,493,400	614,808
Research In Motion Ltd. (a)	982,800	42,113
Riverbed Technology, Inc. (a)(e)	13,811,229	523,722
		1,648,243
Computers & Peripherals - 5.3%
Apple, Inc. (a)	5,685,959	1,977,741
Hewlett-Packard Co.	1,135,000	42,426
NetApp, Inc. (a)	2,397,208	131,295
SanDisk Corp. (a)	105,000	4,990
Silicon Graphics International Corp. (a)(e)	2,477,138	44,836
		2,201,288
Electronic Equipment & Components - 0.6%
Corning, Inc.	1,333,000	26,860
Trimble Navigation Ltd. (a)	495,000	21,627
Universal Display Corp. (a)(d)(e)	3,921,615	187,139
		235,626
Internet Software & Services - 4.9%
Akamai Technologies, Inc. (a)	755,000	25,621
AOL, Inc. (a)	1,230,934	25,320
Baidu.com, Inc. sponsored ADR (a)	2,700,000	366,417
eBay, Inc. (a)	4,442,200	138,463
Facebook, Inc. Class B (g)	1,758,114	43,953
Google, Inc. Class A (a)	1,683,448	890,578
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
LinkedIn Corp. (a)	9,200	$ 751
LogMeIn, Inc. (a)(d)	875,000	38,080
Mail.ru Group Ltd. GDR (a)(f)	1,577,600	54,112
Mercadolibre, Inc. (d)	350,000	30,842
OpenTable, Inc. (a)(d)(e)	1,567,300	138,440
Rackspace Hosting, Inc. (a)	3,685,000	162,140
SINA Corp. (a)	430,000	51,080
VeriSign, Inc.	890,000	31,168
VistaPrint Ltd. (a)	420,000	20,656
Yahoo!, Inc. (a)	961,340	15,910
		2,033,531
IT Services - 3.8%
Cognizant Technology Solutions Corp. Class A (a)	1,734,716	131,908
CoreLogic, Inc. (a)	660,000	11,953
International Business Machines Corp.	2,939,800	496,620
MasterCard, Inc. Class A	190,000	54,540
ServiceSource International, Inc.	881,900	17,153
The Western Union Co.	1,360,000	27,962
VeriFone Systems, Inc. (a)(e)	7,633,010	367,377
Visa, Inc. Class A	6,094,100	493,988
		1,601,501
Semiconductors & Semiconductor Equipment - 6.3%
Altera Corp.	345,000	16,591
ARM Holdings PLC sponsored ADR	945,000	26,980
ASML Holding NV	648,888	25,313
Atmel Corp. (a)	6,005,000	90,195
Broadcom Corp. Class A	2,600,000	93,548
Cree, Inc. (a)(d)	451,131	19,800
Cypress Semiconductor Corp. (e)	16,585,280	388,427
First Solar, Inc. (a)(d)	190,000	23,608
Intel Corp.	8,385,800	188,764
International Rectifier Corp. (a)(e)	5,705,000	164,190
KLA-Tencor Corp.	510,000	21,981
Marvell Technology Group Ltd. (a)	1,918,310	31,153
MaxLinear, Inc. Class A (a)(d)(e)	2,354,608	21,450
Mellanox Technologies Ltd. (a)(e)	3,172,091	97,954
NVIDIA Corp. (a)	28,760,300	576,356
NXP Semiconductors NV	1,280,000	36,518
Rambus, Inc. (a)(e)	11,457,400	166,934
Rubicon Technology, Inc. (a)(d)(e)	1,465,530	33,619
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Samsung Electronics Co. Ltd.	50,000	$ 41,817
Semtech Corp. (a)	750,000	21,465
Silicon Image, Inc. (a)(e)	6,137,780	46,524
Silicon Laboratories, Inc. (a)(e)	4,600,680	197,737
Tessera Technologies, Inc. (a)(e)	4,281,903	74,077
Texas Instruments, Inc.	3,461,000	122,173
Trina Solar Ltd. (a)(d)	990,000	22,721
Volterra Semiconductor Corp. (a)(e)	2,573,305	63,483
		2,613,378
Software - 10.2%
Activision Blizzard, Inc.	750,000	8,993
Adobe Systems, Inc. (a)	743,236	25,738
Citrix Systems, Inc. (a)	1,551,377	135,932
Electronic Arts, Inc. (a)	60,000	1,465
Fortinet, Inc. (a)	2,264,800	109,820
Informatica Corp. (a)	525,000	30,797
Intuit, Inc. (a)	805,000	43,446
Microsoft Corp.	8,370,000	209,334
Oracle Corp.	13,400,000	458,548
QLIK Technologies, Inc. (e)	5,761,332	191,795
RealD, Inc. (d)	361,600	9,872
RealPage, Inc.	2,674,991	78,778
Red Hat, Inc. (a)(e)	17,618,586	768,170
salesforce.com, Inc. (a)(e)	9,550,594	1,454,173
Solera Holdings, Inc.	1,950,051	115,229
SuccessFactors, Inc. (a)(e)	7,868,127	275,935
TiVo, Inc. (a)(d)(e)	11,624,576	120,198
VMware, Inc. Class A (a)	1,982,533	192,940
		4,231,163
TOTAL INFORMATION TECHNOLOGY		14,564,730
MATERIALS - 3.4%
Chemicals - 1.5%
CF Industries Holdings, Inc.	125,000	19,223
Dow Chemical Co.	4,705,000	169,992
Minerals Technologies, Inc. (e)	1,927,580	131,075
Monsanto Co.	1,714,978	121,832
OM Group, Inc. (a)	1,216,925	45,367
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Potash Corp. of Saskatchewan, Inc.	678,600	$ 38,253
The Mosaic Co.	1,365,000	96,710
		622,452
Metals & Mining - 1.9%
Alcoa, Inc.	3,875,000	65,139
Barrick Gold Corp. (d)	1,779,000	85,172
Fortescue Metals Group Ltd.	6,000,000	41,763
Freeport-McMoRan Copper & Gold, Inc.	4,995,000	257,942
Molycorp, Inc. (d)	1,977,400	131,359
Mongolian Mining Corp.	25,802,500	30,191
Newmont Mining Corp.	1,970,000	111,443
Nucor Corp.	200,000	8,468
Vale SA sponsored ADR	1,436,000	46,325
		777,802
TOTAL MATERIALS		1,400,254
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.0%
Vonage Holdings Corp. (a)	1,555,000	7,417
Wireless Telecommunication Services - 0.2%
Clearwire Corp. Class A (a)(d)	13,089,050	60,210
Sprint Nextel Corp. (a)	750,000	4,388
		64,598
TOTAL TELECOMMUNICATION SERVICES		72,015
TOTAL COMMON STOCKS (Cost $27,228,991)		41,463,176
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Perlegen Sciences, Inc. Series D, 8.00% (a)(g)	12,820,512	0*
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
HEALTH CARE - continued
Pharmaceuticals - 0.1%
Concert Pharmaceuticals, Inc. Series C, 6.00% (a)(g)	4,000,000	$ 7,160
Merrimack Pharmaceuticals, Inc. Series G (g)	1,428,572	10,000
		17,160
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen AG	70,000	12,427
TOTAL PREFERRED STOCKS (Cost $51,393)		29,587
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 0.14% (b)	100,899,432	100,899
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	897,133,675	897,134
TOTAL MONEY MARKET FUNDS (Cost $998,033)		998,033
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $28,278,417)		42,490,796
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(906,605)
NET ASSETS - 100%		$ 41,584,191
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $54,112,000 or 0.1% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $61,264,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Concert Pharmaceuticals, Inc.	2/9/09	$ 151
Concert Pharmaceuticals, Inc. Series C, 6.00%	4/25/08	$ 10,000
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 43,965
Merrimack Pharmaceuticals, Inc.	3/31/11	$ 10,000
Perlegen Sciences, Inc. Series D, 8.00%	2/23/05	$ 20,000
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 78
Fidelity Securities Lending Cash Central Fund	5,098
Total	$ 5,176
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amount in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadia Pharmaceuticals, Inc.	$ 1,903	$ -	$ -	$ -	$ 5,367
Acorda Therapeutics, Inc.	63,211	-	61,122	-	-
Alexion Pharmaceuticals, Inc.	568,561	-	243,579	-	468,228
Alkermes, Inc.	106,710	-	-	-	186,539
Alnylam Pharmaceuticals, Inc.	38,564	-	-	-	44,128
Amylin Pharmaceuticals, Inc.	184,117	847	-	-	200,603
Array Biopharma, Inc.	15,276	-	-	-	12,706
Atheros Communications, Inc.	203,294	-	278,202	-	-
Atheros Communications, Inc. (restricted)	56,703	-	78,367	-	-
Auxilium Pharmaceuticals, Inc.	68,703	-	79,953	-	-
BJ's Restaurants, Inc.	99,270	1,325	-	-	140,478
Celera Corp.	44,735	-	60,091	-	-
Cepheid, Inc.	117,604	4,249	-	-	197,138
Coinstar, Inc.	210,829	-	70,515	-	83,505
Cypress Semiconductor Corp.	256,903	3,445	-	-	388,427
Dendreon Corp.	465,871	-	452,101	-	-
Exelixis, Inc.	59,051	24,679	-	-	147,351
Fossil, Inc.	192,787	141,566	-	-	460,521
Fresh Market, Inc.	50,253	82,148	18,219	-	121,664
HeartWare International, Inc.	104,568	-	-	-	82,838
Herbalife Ltd.	305,517	40,555	-	3,088	550,993
Human Genome Sciences, Inc.	411,813	25,588	-	-	486,672
ImmunoGen, Inc.	56,534	8,772	-	-	91,516
Immunomedics, Inc.	23,707	-	-	-	33,266
Infinera Corp.	82,605	-	-	-	71,875
Insulet Corp.	50,974	-	-	-	79,185
InterMune, Inc.	69,535	17,271	5,984	-	208,436
Affiliate (Amount in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
International Rectifier Corp.	$ 166,473	$ 18,253	$ 23,001	$ -	$ 164,190
Internet Capital Group, Inc.	46,772	-	-	-	49,188
Isis Pharmaceuticals, Inc.	93,573	360	-	-	91,911
JetBlue Airways Corp.	199,485	36	-	-	178,366
Lexicon Pharmaceuticals, Inc.	41,877	6,054	-	-	55,023
lululemon athletica, Inc.	371,777	-	52,216	-	579,626
Lumber Liquidators Holdings, Inc.	59,092	2,893	-	-	70,761
MAP Pharmaceuticals, Inc.	38,297	666	-	-	46,024
MaxLinear, Inc. Class A	21,261	3,944	-	-	21,450
MediFast, Inc.	37,512	-	27,423	-	-
Mellanox Technologies Ltd.	75,591	-	-	-	97,954
Metabolix, Inc.	23,427	7,065	-	-	27,897
Micromet, Inc.	63,065	1,141	-	-	54,970
Minerals Technologies, Inc.	117,274	-	-	193	131,075
Momenta Pharmaceuticals, Inc.	49,639	-	-	-	65,133
Myrexis, Inc.	8,111	-	-	-	9,111
NPS Pharmaceuticals, Inc.	32,578	15,235	1,650	-	63,492
OM Group, Inc.	88,736	69	39,809	-	-
OpenTable, Inc.	155,040	-	52,460	-	138,440
Pharmasset, Inc.	146,935	19,798	-	-	380,009
Power Integrations, Inc.	61,403	-	60,395	17	-
QLIK Technologies, Inc.	48,800	112,084	13,132	-	191,795
Rambus, Inc.	229,263	-	-	-	166,934
Red Hat, Inc.	821,871	-	57,590	-	768,170
Regeneron Pharmaceuticals, Inc.	246,213	11,314	-	-	525,663
Rigel Pharmaceuticals, Inc.	41,472	4,124	-	-	47,433
Riverbed Technology, Inc.	412,019	61,392	-	-	523,722
Rubicon Technology, Inc.	32,154	-	-	-	33,619
salesforce.com, Inc.	1,682,556	-	344,932	-	1,454,173
Seattle Genetics, Inc.	152,840	18,588	-	-	219,370
Affiliate (Amount in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Silicon Graphics International Corp.	$ -	$ 46,426	$ -	$ -	$ 44,836
Silicon Image, Inc.	-	55,198	-	-	46,524
Silicon Laboratories, Inc.	195,437	-	-	-	197,737
SodaStream International Ltd.	-	43,068	-	-	57,865
SuccessFactors, Inc.	229,086	10,986	-	-	275,935
Tessera Technologies, Inc.	92,918	5,584	11,978	-	74,077
TiVo, Inc.	94,732	1,164	-	-	120,198
Transition Therapeutics, Inc.	5,839	-	-	-	7,318
Tupperware Brands Corp.	138,046	32,482	-	1,854	230,092
Universal Display Corp.	94,559	30,684	25,061	-	187,139
Vera Bradley, Inc.	46,059	65,811	9,918	-	142,079
VeriFone Systems, Inc.	298,260	-	45,181	-	367,377
Vertex Pharmaceuticals, Inc.	385,900	76,754	188,860	-	-
Volterra Semiconductor Corp.	55,865	2,190	-	-	63,483
Total	$ 11,111,405	$ 1,003,808	$ 2,301,739	$ 5,152	$ 12,031,595
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,189,117	$ 6,189,117	$ -	$ -
Consumer Staples	3,516,229	3,516,229	-	-
Energy	3,807,469	3,807,469	-	-
Financials	1,715,039	1,715,039	-	-
Health Care	6,722,388	6,705,077	-	17,311
Industrials	3,505,522	3,505,522	-	-
Information Technology	14,564,730	14,520,777	-	43,953
Materials	1,400,254	1,400,254	-	-
Telecommunication Services	72,015	72,015	-	-
Money Market Funds	998,033	998,033	-	-
Total Investments in Securities:	$ 42,490,796	$ 42,429,532	$ -	$ 61,264
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 7,311
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(12)
Cost of Purchases	53,965
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 61,264
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ (12)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $516,467,000 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $887,489) - See accompanying schedule: Unaffiliated issuers (cost $20,371,059)	$ 29,461,168
Fidelity Central Funds (cost $998,033)	998,033
Other affiliated issuers (cost $6,909,325)	12,031,595
Total Investments (cost $28,278,417)		$ 42,490,796
Receivable for investments sold		151,243
Receivable for fund shares sold		39,096
Dividends receivable		48,941
Distributions receivable from Fidelity Central Funds		840
Prepaid expenses		16
Other receivables		947
Total assets		42,731,879

Liabilities
Payable to custodian bank	$ 1,121
Payable for investments purchased	198,445
Payable for fund shares redeemed	23,744
Accrued management fee	20,980
Other affiliated payables	5,340
Other payables and accrued expenses	924
Collateral on securities loaned, at value	897,134
Total liabilities		1,147,688

Net Assets		$ 41,584,191
Net Assets consist of:
Paid in capital		$ 26,700,232
Undistributed net investment income		15,705
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		655,869
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		14,212,385
Net Assets		$ 41,584,191

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Growth Company: Net Asset Value, offering price and redemption price per share ($30,426,080 ÷ 328,023.34 shares)	$ 92.76

Class K: Net Asset Value, offering price and redemption price per share ($9,088,896 ÷ 97,990.78 shares)	$ 92.75

Class F: Net Asset Value, offering price and redemption price per share ($2,069,215 ÷ 22,310.77 shares)	$ 92.75

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)

Investment Income
Dividends (including $5,152 earned from other affiliated issuers)		$ 169,020
Interest		4
Income from Fidelity Central Funds		5,176
Total income		174,200

Expenses
Management fee Basic fee	$ 109,014
Performance adjustment	10,654
Transfer agent fees	30,526
Accounting and security lending fees	1,172
Custodian fees and expenses	249
Independent trustees' compensation	98
Appreciation in deferred trustee compensation account	1
Registration fees	185
Audit	47
Legal	56
Interest	1
Miscellaneous	218
Total expenses before reductions	152,221
Expense reductions	(246)	151,975
Net investment income (loss)		22,225
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	573,267
Other affiliated issuers	739,832
Foreign currency transactions	(214)
Total net realized gain (loss)		1,312,885
Change in net unrealized appreciation (depreciation) on: Investment securities	4,637,366
Assets and liabilities in foreign currencies	60
Total change in net unrealized appreciation (depreciation)		4,637,426
Net gain (loss)		5,950,311
Net increase (decrease) in net assets resulting from operations		$ 5,972,536

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,225	$ 14,832
Net realized gain (loss)	1,312,885	469,803
Change in net unrealized appreciation (depreciation)	4,637,426	5,812,614
Net increase (decrease) in net assets resulting from operations	5,972,536	6,297,249
Distributions to shareholders from net investment income	(16,269)	(64,617)
Distributions to shareholders from net realized gain	-	(2,381)
Total distributions	(16,269)	(66,998)
Share transactions - net increase (decrease)	50,520	(2,040,079)
Total increase (decrease) in net assets	6,006,787	4,190,172

Net Assets
Beginning of period	35,577,404	31,387,232
End of period (including undistributed net investment income of $15,705 and undistributed net investment income of $9,749, respectively)	$ 41,584,191	$ 35,577,404

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth Company

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 79.40	$ 65.75	$ 47.24	$ 83.70	$ 69.66	$ 62.44
Income from Investment Operations
Net investment income (loss) D	.03	.01	.15	.11	(.06)	(.16)
Net realized and unrealized gain (loss)	13.33	13.76	18.44	(35.97)	14.10	7.38
Total from investment operations	13.36	13.77	18.59	(35.86)	14.04	7.22
Distributions from net investment income	- H	(.12)	(.08)	-	-	-
Distributions from net realized gain	-	(.01)	-	(.60)	-	-
Total distributions	- H	(.12) I	(.08)	(.60)	-	-
Net asset value, end of period	$ 92.76	$ 79.40	$ 65.75	$ 47.24	$ 83.70	$ 69.66
Total Return B,C	16.83%	20.98%	39.41%	(43.15)%	20.16%	11.56%
Ratios to Average Net Assets E.G
Expenses before reductions	.82% A	.89%	.93%	.97%	.94%	.97%
Expenses net of fee waivers, if any	.82% A	.89%	.93%	.97%	.94%	.97%
Expenses net of all reductions	.81% A	.89%	.93%	.96%	.93%	.96%
Net investment income (loss)	.08% A	.02%	.27%	.15%	(.08)%	(.25)%
Supplemental Data
Net assets, end of period (in millions)	$ 30,426	$ 27,742	$ 27,204	$ 21,090	$ 36,955	$ 30,120
Portfolio turnover rate F	35% A	36%	64%	55%	49%	54%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.12 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 79.48	$ 65.82	$ 47.29	$ 80.34
Income from Investment Operations
Net investment income (loss) D	.10	.13	.27	.11
Net realized and unrealized gain (loss)	13.31	13.78	18.44	(33.16)
Total from investment operations	13.41	13.91	18.71	(33.05)
Distributions from net investment income	(.14)	(.24)	(.18)	-
Distributions from net realized gain	-	(.01)	-	-
Total distributions	(.14)	(.25)	(.18)	-
Net asset value, end of period	$ 92.75	$ 79.48	$ 65.82	$ 47.29
Total Return B,C	16.89%	21.20%	39.70%	(41.14)%
Ratios to Average Net Assets E,H
Expenses before reductions	.67% A	.72%	.72%	.81% A
Expenses net of fee waivers, if any	.67% A	.72%	.72%	.81% A
Expenses net of all reductions	.67% A	.72%	.72%	.81% A
Net investment income (loss)	.22% A	.18%	.48%	.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 9,089	$ 6,571	$ 4,050	$ 1,305
Portfolio turnover rate F	35% A	36%	64%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 79.48	$ 65.82	$ 55.55
Income from Investment Operations
Net investment income (loss) D	.12	.17	.16
Net realized and unrealized gain (loss)	13.32	13.77	10.11
Total from investment operations	13.44	13.94	10.27
Distributions from net investment income	(.17)	(.27)	-
Distributions from net realized gain	-	(.01)	-
Total distributions	(.17)	(.28)	-
Net asset value, end of period	$ 92.75	$ 79.48	$ 65.82
Total Return B,C	16.94%	21.26%	18.49%
Ratios to Average Net Assets E,H
Expenses before reductions	.62% A	.67%	.67% A
Expenses net of fee waivers, if any	.62% A	.67%	.67% A
Expenses net of all reductions	.62% A	.67%	.67% A
Net investment income (loss)	.27% A	.23%	.60% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,069	$ 1,264	$ 133
Portfolio turnover rate F	35% A	36%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to November 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Growth Company Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Company, Class K and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

(ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 15,912,088
Gross unrealized depreciation	(1,773,255)
Net unrealized appreciation (depreciation) on securities and other investments	$ 14,138,833

Tax cost	$ 28,351,963

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November 30, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,855,898 and $6,809,130, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Company as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .61% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Company. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Growth Company	$ 28,450.19
Class K	2,076.05
	$ 30,526

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $188 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 33,559.43%		$ 1

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $65 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

loaned to FCM at period end was $3,115. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $5,098, including $62 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $245 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2011	Year ended November 30, 2010
From net investment income
Growth Company	$ 1,033	$ 49,118
Class K	12,176	14,954
Class F	3,060	545
Total	$ 16,269	$ 64,617
From net realized gain
Growth Company	$ -	$ 2,063
Class K	-	308
Class F	-	10
Total	$ -	$ 2,381

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Growth Company
Shares sold	26,205	62,068	$ 2,286,760	$ 4,465,997
Reinvestment of distributions	12	757	1,012	50,530
Shares redeemed	(47,577)	(127,213)	(4,134,721)	(9,025,160)
Net increase (decrease)	(21,360)	(64,388)	$ (1,846,949)	$ (4,508,633)
Class K
Shares sold	24,795	41,324	$ 2,168,846	$ 2,957,986
Reinvestment of distributions	146	229	12,176	15,262
Shares redeemed	(9,628)	(20,406)	(837,527)	(1,473,755)
Net increase (decrease)	15,313	21,147	$ 1,343,495	$ 1,499,493
Class F
Shares sold	8,188	16,421	$ 708,957	$ 1,150,419
Reinvestment of distributions	37	8	3,060	555
Shares redeemed	(1,824)	(2,542)	(158,043)	(181,913)
Net increase (decrease)	6,401	13,887	$ 553,974	$ 969,061

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

GCF-USAN-0711
1.786812.108

Fidelity®
Growth Company
Fund -
Class F

Semiannual Report

May 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Growth Company	.82%
Actual		$ 1,000.00	$ 1,168.30	$ 4.43
HypotheticalA		$ 1,000.00	$ 1,020.84	$ 4.13
Class K	.67%
Actual		$ 1,000.00	$ 1,168.90	$ 3.62
HypotheticalA		$ 1,000.00	$ 1,021.59	$ 3.38
Class F	.62%
Actual		$ 1,000.00	$ 1,169.40	$ 3.35
HypotheticalA		$ 1,000.00	$ 1,021.84	$ 3.13

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.8	5.5
salesforce.com, Inc.	3.5	4.7
Exxon Mobil Corp.	3.5	2.7
Google, Inc. Class A	2.1	2.7
Red Hat, Inc.	1.8	2.3
Discover Financial Services	1.5	1.3
QUALCOMM, Inc.	1.5	1.3
lululemon athletica, Inc.	1.4	1.0
NVIDIA Corp.	1.4	0.7
Herbalife Ltd.	1.3	0.8
	22.8
Top Five Market Sectors as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	35.0	40.1
Health Care	16.2	16.1
Consumer Discretionary	14.8	14.2
Energy	9.2	6.3
Consumer Staples	8.5	7.3
Asset Allocation (% of fund's net assets)
As of May 31, 2011*		As of November 30, 2010**
	Stocks 99.7%		Stocks 99.8%
	Convertible Securities 0.1%		Convertible Securities 0.0%†
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets 0.2%
* Foreign investments	9.6%	** Foreign investments	8.3%

† Amount represents less than 0.1%

Semiannual Report

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.8%
Auto Components - 0.5%
Johnson Controls, Inc.	3,270,000	$ 129,492
Lear Corp.	1,420,000	72,164
		201,656
Automobiles - 0.3%
Ford Motor Co. (a)	9,295,000	138,681
General Motors Co.	22,800	725
Tesla Motors, Inc. (a)	275,000	8,289
		147,695
Diversified Consumer Services - 0.8%
Coinstar, Inc. (a)(d)(e)	1,571,707	83,505
K12, Inc. (a)(d)	960,000	33,408
Weight Watchers International, Inc.	2,903,600	232,985
		349,898
Hotels, Restaurants & Leisure - 4.1%
Arcos Dorados Holdings, Inc.	1,288,600	29,316
BJ's Restaurants, Inc. (a)(e)	2,742,104	140,478
Buffalo Wild Wings, Inc. (a)	894,900	56,057
China Lodging Group Ltd. ADR (a)(d)	613,800	11,613
Chipotle Mexican Grill, Inc. (a)	300,000	86,721
Darden Restaurants, Inc.	680,000	34,442
Home Inns & Hotels Management, Inc. sponsored ADR (a)(d)	2,825,000	115,458
Hyatt Hotels Corp. Class A (a)	4,373,440	194,968
Las Vegas Sands Corp. (a)	2,030,000	84,326
McDonald's Corp.	5,650,000	460,701
Panera Bread Co. Class A (a)	1,185,000	148,161
Starbucks Corp.	6,538,400	240,548
Starwood Hotels & Resorts Worldwide, Inc.	830,000	50,613
The Cheesecake Factory, Inc. (a)	1,515,000	48,132
		1,701,534
Household Durables - 1.4%
Gafisa SA sponsored ADR	1,570,000	17,333
Lennar Corp. Class A	2,606,117	49,464
PulteGroup, Inc. (a)	3,648,257	30,791
SodaStream International Ltd. (d)(e)	995,784	57,865
Tempur-Pedic International, Inc. (a)	1,620,000	105,365
Toll Brothers, Inc. (a)	4,918,937	106,987
Tupperware Brands Corp. (e)	3,515,000	230,092
		597,897
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 1.6%
Amazon.com, Inc. (a)	2,241,000	$ 440,782
Netflix, Inc. (a)(d)	286,000	77,449
Priceline.com, Inc. (a)	293,000	150,951
		669,182
Media - 0.5%
Comcast Corp. Class A	3,097,500	78,181
DreamWorks Animation SKG, Inc. Class A (a)	75,000	1,793
IMAX Corp. (a)	1,740,500	64,764
News Corp. Class A	1,330,000	24,392
Time Warner, Inc.	1,025,650	37,364
		206,494
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	562,500	35,854
Kohl's Corp.	1,240,000	66,018
Nordstrom, Inc.	800,000	37,464
Target Corp.	2,115,000	104,756
		244,092
Specialty Retail - 1.7%
Abercrombie & Fitch Co. Class A	1,560,000	118,201
AutoNation, Inc. (a)(d)	1,050,000	36,855
Bed Bath & Beyond, Inc. (a)	1,300,000	70,057
Best Buy Co., Inc.	1,387,500	44,067
CarMax, Inc. (a)	720,000	21,355
Express, Inc.	2,085,000	44,035
GameStop Corp. Class A (a)	140,000	3,917
Home Depot, Inc.	1,960,000	71,109
Limited Brands, Inc.	475,000	18,981
Lowe's Companies, Inc.	3,520,800	84,992
Lumber Liquidators Holdings, Inc. (a)(d)(e)	2,623,684	70,761
Staples, Inc.	3,225,602	54,255
Tiffany & Co., Inc.	625,000	47,288
Urban Outfitters, Inc. (a)	515,000	15,687
		701,560
Textiles, Apparel & Luxury Goods - 3.3%
Coach, Inc.	2,082,200	132,553
Fossil, Inc. (a)(e)	4,351,103	460,521
lululemon athletica, Inc. (a)(d)(e)	6,383,550	579,626
NIKE, Inc. Class B	419,000	35,385
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	100,000	$ 6,518
Vera Bradley, Inc. (d)(e)	2,874,357	142,079
		1,356,682
TOTAL CONSUMER DISCRETIONARY		6,176,690
CONSUMER STAPLES - 8.5%
Beverages - 1.4%
Dr Pepper Snapple Group, Inc.	2,355,000	97,026
Hansen Natural Corp. (a)	25,000	1,791
PepsiCo, Inc.	1,916,640	136,311
The Coca-Cola Co.	5,212,500	348,247
		583,375
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	2,295,800	189,358
CVS Caremark Corp.	2,780	108
Droga Raia SA	756,000	13,417
Fresh Market, Inc. (e)	3,023,468	121,664
Kroger Co.	2,728,200	67,714
Safeway, Inc.	1,100,000	27,170
Wal-Mart Stores, Inc.	2,855,300	157,670
Walgreen Co.	4,715,000	205,715
Whole Foods Market, Inc.	1,670,000	102,137
		884,953
Food Products - 1.1%
Archer Daniels Midland Co.	135,000	4,375
Dean Foods Co. (a)	1,308,843	18,167
General Mills, Inc.	1,165,600	46,356
Green Mountain Coffee Roasters, Inc. (a)	2,402,978	197,933
Hershey Co.	460,000	25,636
Kellogg Co.	1,265,000	72,092
Mead Johnson Nutrition Co. Class A	1,206,800	81,809
Sara Lee Corp.	685,000	13,392
		459,760
Household Products - 0.6%
Church & Dwight Co., Inc.	1,210,000	101,761
Colgate-Palmolive Co.	900,000	78,777
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - continued
Kimberly-Clark Corp.	670,000	$ 45,761
Procter & Gamble Co.	344,483	23,080
		249,379
Personal Products - 1.5%
Avon Products, Inc.	1,018,615	30,263
Herbalife Ltd. (e)	9,790,210	550,993
Nu Skin Enterprises, Inc. Class A	1,180,000	46,126
		627,382
Tobacco - 1.7%
Altria Group, Inc.	7,025,380	197,132
Lorillard, Inc.	275,000	31,702
Philip Morris International, Inc.	6,725,380	482,546
		711,380
TOTAL CONSUMER STAPLES		3,516,229
ENERGY - 9.2%
Energy Equipment & Services - 2.6%
Baker Hughes, Inc.	1,060,000	78,366
Carbo Ceramics, Inc.	305,000	45,832
FMC Technologies, Inc. (a)	1,850,000	82,566
Halliburton Co.	4,250,000	213,138
Schlumberger Ltd.	5,714,000	489,804
Transocean Ltd. (United States)	1,710,000	118,520
Weatherford International Ltd. (a)	1,445,000	28,568
		1,056,794
Oil, Gas & Consumable Fuels - 6.6%
Anadarko Petroleum Corp.	1,057,594	84,100
Cenovus Energy, Inc.	235,000	8,683
Chesapeake Energy Corp.	8,350,000	261,689
Chevron Corp.	1,130,000	118,548
Concho Resources, Inc. (a)	830,000	78,526
Continental Resources, Inc. (a)	730,000	48,341
Devon Energy Corp.	880,000	73,982
EnCana Corp.	235,000	8,008
EOG Resources, Inc.	80,000	8,731
Exxon Mobil Corp.	17,400,000	1,452,378
Hess Corp.	1,020,000	80,611
Noble Energy, Inc.	325,000	30,290
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp.	300,000	$ 32,355
Peabody Energy Corp.	55,000	3,375
Petrohawk Energy Corp. (a)	4,351,100	115,174
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	750,000	23,445
Range Resources Corp.	938,689	52,491
Solazyme, Inc.	1,004,600	22,634
Southwestern Energy Co. (a)	2,577,461	112,815
Ultra Petroleum Corp. (a)	1,160,000	56,399
Valero Energy Corp.	2,840,000	78,100
		2,750,675
TOTAL ENERGY		3,807,469
FINANCIALS - 4.1%
Capital Markets - 0.8%
Charles Schwab Corp.	4,519,975	81,405
Franklin Resources, Inc.	495,000	64,142
Internet Capital Group, Inc. (a)(e)	3,775,000	49,188
LPL Investment Holdings, Inc.	639,709	22,991
Morgan Stanley	850,000	20,536
T. Rowe Price Group, Inc.	1,015,000	64,250
TD Ameritrade Holding Corp.	765,000	16,486
		318,998
Commercial Banks - 0.9%
Banco Bradesco SA (PN) sponsored ADR	2,040,000	40,637
HDFC Bank Ltd. sponsored ADR	775,000	126,193
ICICI Bank Ltd. sponsored ADR	1,755,000	83,696
PrivateBancorp, Inc.	2,952,500	48,332
Signature Bank, New York (a)	656,885	37,390
Wells Fargo & Co.	1,402,300	39,783
		376,031
Consumer Finance - 1.7%
American Express Co.	1,492,548	77,015
Discover Financial Services	27,100,444	646,075
Green Dot Corp. Class A (d)	69,964	2,710
		725,800
Diversified Financial Services - 0.5%
BM&F Bovespa SA	13,229,772	94,957
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.	752,380	$ 30,960
JPMorgan Chase & Co.	2,380,000	102,911
		228,828
Real Estate Management & Development - 0.2%
The St. Joe Co. (a)	3,008,826	65,382
TOTAL FINANCIALS		1,715,039
HEALTH CARE - 16.1%
Biotechnology - 10.5%
Acadia Pharmaceuticals, Inc. (a)(e)	2,839,844	5,367
Alexion Pharmaceuticals, Inc. (a)(e)	9,874,060	468,228
Alkermes, Inc. (a)(e)	10,182,261	186,539
Alnylam Pharmaceuticals, Inc. (a)(d)(e)	4,214,665	44,128
Amarin Corp. PLC ADR (a)	595,700	11,360
Amylin Pharmaceuticals, Inc. (a)(e)	14,442,295	200,603
Array Biopharma, Inc. (a)(e)	4,758,770	12,706
AVEO Pharmaceuticals, Inc. (a)	450,000	8,249
Biogen Idec, Inc. (a)	365,000	34,576
Celgene Corp. (a)	1,146,744	69,848
Cepheid, Inc. (a)(d)(e)	6,137,555	197,138
Exelixis, Inc. (a)(d)(e)	12,669,919	147,351
Gilead Sciences, Inc. (a)	1,300,000	54,262
Human Genome Sciences, Inc. (a)(d)(e)	17,781,237	486,672
ImmunoGen, Inc. (a)(d)(e)	7,525,984	91,516
Immunomedics, Inc. (a)(d)(e)	7,526,150	33,266
Incyte Corp. (a)(d)	345,000	6,117
InterMune, Inc. (a)(e)	5,603,117	208,436
Isis Pharmaceuticals, Inc. (a)(d)(e)	9,957,871	91,911
Lexicon Pharmaceuticals, Inc. (a)(e)	33,756,550	55,023
Metabolix, Inc. (a)(d)(e)	3,155,799	27,897
Micromet, Inc. (a)(d)(e)	8,880,414	54,970
Momenta Pharmaceuticals, Inc. (a)(d)(e)	3,255,000	65,133
Myrexis, Inc. (a)(e)	2,174,424	9,111
Myriad Genetics, Inc. (a)	1,663,496	42,269
NPS Pharmaceuticals, Inc. (a)(e)	6,634,441	63,492
Pharmasset, Inc. (a)(e)	3,718,283	380,009
Regeneron Pharmaceuticals, Inc. (a)(e)	8,758,128	525,663
Rigel Pharmaceuticals, Inc. (a)(e)	5,714,836	47,433
Seattle Genetics, Inc. (a)(d)(e)	11,325,259	219,370
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Transition Therapeutics, Inc. (a)(e)	2,332,446	$ 7,318
Vertex Pharmaceuticals, Inc. (a)	9,169,767	495,076
		4,351,037
Health Care Equipment & Supplies - 0.8%
Baxter International, Inc.	505,000	30,058
DexCom, Inc. (a)	850,000	13,405
Edwards Lifesciences Corp. (a)	600,000	53,238
Gen-Probe, Inc. (a)	75,000	6,134
HeartWare International, Inc. (a)(d)(e)	1,137,101	82,838
Insulet Corp. (a)(d)(e)	3,756,400	79,185
Masimo Corp.	615,000	18,893
Medtronic, Inc.	754,964	30,727
St. Jude Medical, Inc.	834,200	42,269
		356,747
Health Care Providers & Services - 1.1%
Cardinal Health, Inc.	485,000	22,029
McKesson Corp.	1,930,000	165,227
Medco Health Solutions, Inc. (a)	612,720	36,677
UnitedHealth Group, Inc.	4,961,400	242,861
		466,794
Health Care Technology - 0.5%
Cerner Corp. (a)	1,085,000	130,309
SXC Health Solutions Corp. (a)	1,400,000	82,776
		213,085
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)(d)	2,939,878	211,906
Pharmaceuticals - 2.7%
Abbott Laboratories	1,111,500	58,076
Allergan, Inc.	1,715,000	141,882
Bristol-Myers Squibb Co.	1,429,700	41,118
Concert Pharmaceuticals, Inc. (a)(g)	186,198	151
Elan Corp. PLC sponsored ADR (a)(d)	40,599,070	388,533
Endocyte, Inc.	1,383,277	16,461
Hospira, Inc. (a)	218,000	12,053
Johnson & Johnson	83,300	5,605
MAP Pharmaceuticals, Inc. (a)(e)	2,708,874	46,024
Merck & Co., Inc.	660,668	24,280
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	705,000	$ 35,885
Valeant Pharmaceuticals International, Inc. (Canada)	6,402,261	335,591
		1,105,659
TOTAL HEALTH CARE		6,705,228
INDUSTRIALS - 8.4%
Aerospace & Defense - 2.1%
Honeywell International, Inc.	3,180,000	189,369
Lockheed Martin Corp.	1,040,100	81,024
The Boeing Co.	2,539,800	198,181
United Technologies Corp.	4,690,000	411,641
		880,215
Air Freight & Logistics - 1.0%
United Parcel Service, Inc. Class B	5,434,000	399,345
Airlines - 1.0%
Delta Air Lines, Inc. (a)	9,120,446	91,934
JetBlue Airways Corp. (a)(d)(e)	29,384,923	178,366
Ryanair Holdings PLC sponsored ADR	1,140,000	33,516
Southwest Airlines Co.	9,498,515	112,367
		416,183
Construction & Engineering - 0.5%
Fluor Corp.	1,005,000	69,275
Orascom Construction Industries SAE GDR	2,979,359	132,909
		202,184
Electrical Equipment - 0.3%
Emerson Electric Co.	2,010,000	109,646
Industrial Conglomerates - 0.8%
3M Co.	2,490,000	235,006
General Electric Co.	5,195,000	102,030
		337,036
Machinery - 1.9%
Caterpillar, Inc.	3,585,000	379,293
Cummins, Inc.	1,760,000	185,222
Danaher Corp.	2,605,000	142,051
Deere & Co.	920,000	79,194
Pall Corp.	385,000	21,599
		807,359
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.8%
CSX Corp.	800,000	$ 63,440
Norfolk Southern Corp.	1,065,000	78,075
Union Pacific Corp.	2,020,000	212,039
		353,554
TOTAL INDUSTRIALS		3,505,522
INFORMATION TECHNOLOGY - 35.0%
Communications Equipment - 3.9%
Acme Packet, Inc. (a)	1,775,000	134,350
Aruba Networks, Inc. (a)	1,198,031	34,048
Cisco Systems, Inc.	2,077,600	34,904
F5 Networks, Inc. (a)	880,000	99,950
Infinera Corp. (a)(e)	10,123,181	71,875
Juniper Networks, Inc. (a)	1,410,000	51,620
Motorola Mobility Holdings, Inc.	1,625,000	40,853
QUALCOMM, Inc.	10,493,400	614,808
Research In Motion Ltd. (a)	982,800	42,113
Riverbed Technology, Inc. (a)(e)	13,811,229	523,722
		1,648,243
Computers & Peripherals - 5.3%
Apple, Inc. (a)	5,685,959	1,977,741
Hewlett-Packard Co.	1,135,000	42,426
NetApp, Inc. (a)	2,397,208	131,295
SanDisk Corp. (a)	105,000	4,990
Silicon Graphics International Corp. (a)(e)	2,477,138	44,836
		2,201,288
Electronic Equipment & Components - 0.6%
Corning, Inc.	1,333,000	26,860
Trimble Navigation Ltd. (a)	495,000	21,627
Universal Display Corp. (a)(d)(e)	3,921,615	187,139
		235,626
Internet Software & Services - 4.9%
Akamai Technologies, Inc. (a)	755,000	25,621
AOL, Inc. (a)	1,230,934	25,320
Baidu.com, Inc. sponsored ADR (a)	2,700,000	366,417
eBay, Inc. (a)	4,442,200	138,463
Facebook, Inc. Class B (g)	1,758,114	43,953
Google, Inc. Class A (a)	1,683,448	890,578
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
LinkedIn Corp. (a)	9,200	$ 751
LogMeIn, Inc. (a)(d)	875,000	38,080
Mail.ru Group Ltd. GDR (a)(f)	1,577,600	54,112
Mercadolibre, Inc. (d)	350,000	30,842
OpenTable, Inc. (a)(d)(e)	1,567,300	138,440
Rackspace Hosting, Inc. (a)	3,685,000	162,140
SINA Corp. (a)	430,000	51,080
VeriSign, Inc.	890,000	31,168
VistaPrint Ltd. (a)	420,000	20,656
Yahoo!, Inc. (a)	961,340	15,910
		2,033,531
IT Services - 3.8%
Cognizant Technology Solutions Corp. Class A (a)	1,734,716	131,908
CoreLogic, Inc. (a)	660,000	11,953
International Business Machines Corp.	2,939,800	496,620
MasterCard, Inc. Class A	190,000	54,540
ServiceSource International, Inc.	881,900	17,153
The Western Union Co.	1,360,000	27,962
VeriFone Systems, Inc. (a)(e)	7,633,010	367,377
Visa, Inc. Class A	6,094,100	493,988
		1,601,501
Semiconductors & Semiconductor Equipment - 6.3%
Altera Corp.	345,000	16,591
ARM Holdings PLC sponsored ADR	945,000	26,980
ASML Holding NV	648,888	25,313
Atmel Corp. (a)	6,005,000	90,195
Broadcom Corp. Class A	2,600,000	93,548
Cree, Inc. (a)(d)	451,131	19,800
Cypress Semiconductor Corp. (e)	16,585,280	388,427
First Solar, Inc. (a)(d)	190,000	23,608
Intel Corp.	8,385,800	188,764
International Rectifier Corp. (a)(e)	5,705,000	164,190
KLA-Tencor Corp.	510,000	21,981
Marvell Technology Group Ltd. (a)	1,918,310	31,153
MaxLinear, Inc. Class A (a)(d)(e)	2,354,608	21,450
Mellanox Technologies Ltd. (a)(e)	3,172,091	97,954
NVIDIA Corp. (a)	28,760,300	576,356
NXP Semiconductors NV	1,280,000	36,518
Rambus, Inc. (a)(e)	11,457,400	166,934
Rubicon Technology, Inc. (a)(d)(e)	1,465,530	33,619
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Samsung Electronics Co. Ltd.	50,000	$ 41,817
Semtech Corp. (a)	750,000	21,465
Silicon Image, Inc. (a)(e)	6,137,780	46,524
Silicon Laboratories, Inc. (a)(e)	4,600,680	197,737
Tessera Technologies, Inc. (a)(e)	4,281,903	74,077
Texas Instruments, Inc.	3,461,000	122,173
Trina Solar Ltd. (a)(d)	990,000	22,721
Volterra Semiconductor Corp. (a)(e)	2,573,305	63,483
		2,613,378
Software - 10.2%
Activision Blizzard, Inc.	750,000	8,993
Adobe Systems, Inc. (a)	743,236	25,738
Citrix Systems, Inc. (a)	1,551,377	135,932
Electronic Arts, Inc. (a)	60,000	1,465
Fortinet, Inc. (a)	2,264,800	109,820
Informatica Corp. (a)	525,000	30,797
Intuit, Inc. (a)	805,000	43,446
Microsoft Corp.	8,370,000	209,334
Oracle Corp.	13,400,000	458,548
QLIK Technologies, Inc. (e)	5,761,332	191,795
RealD, Inc. (d)	361,600	9,872
RealPage, Inc.	2,674,991	78,778
Red Hat, Inc. (a)(e)	17,618,586	768,170
salesforce.com, Inc. (a)(e)	9,550,594	1,454,173
Solera Holdings, Inc.	1,950,051	115,229
SuccessFactors, Inc. (a)(e)	7,868,127	275,935
TiVo, Inc. (a)(d)(e)	11,624,576	120,198
VMware, Inc. Class A (a)	1,982,533	192,940
		4,231,163
TOTAL INFORMATION TECHNOLOGY		14,564,730
MATERIALS - 3.4%
Chemicals - 1.5%
CF Industries Holdings, Inc.	125,000	19,223
Dow Chemical Co.	4,705,000	169,992
Minerals Technologies, Inc. (e)	1,927,580	131,075
Monsanto Co.	1,714,978	121,832
OM Group, Inc. (a)	1,216,925	45,367
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Potash Corp. of Saskatchewan, Inc.	678,600	$ 38,253
The Mosaic Co.	1,365,000	96,710
		622,452
Metals & Mining - 1.9%
Alcoa, Inc.	3,875,000	65,139
Barrick Gold Corp. (d)	1,779,000	85,172
Fortescue Metals Group Ltd.	6,000,000	41,763
Freeport-McMoRan Copper & Gold, Inc.	4,995,000	257,942
Molycorp, Inc. (d)	1,977,400	131,359
Mongolian Mining Corp.	25,802,500	30,191
Newmont Mining Corp.	1,970,000	111,443
Nucor Corp.	200,000	8,468
Vale SA sponsored ADR	1,436,000	46,325
		777,802
TOTAL MATERIALS		1,400,254
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.0%
Vonage Holdings Corp. (a)	1,555,000	7,417
Wireless Telecommunication Services - 0.2%
Clearwire Corp. Class A (a)(d)	13,089,050	60,210
Sprint Nextel Corp. (a)	750,000	4,388
		64,598
TOTAL TELECOMMUNICATION SERVICES		72,015
TOTAL COMMON STOCKS (Cost $27,228,991)		41,463,176
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Perlegen Sciences, Inc. Series D, 8.00% (a)(g)	12,820,512	0*
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
HEALTH CARE - continued
Pharmaceuticals - 0.1%
Concert Pharmaceuticals, Inc. Series C, 6.00% (a)(g)	4,000,000	$ 7,160
Merrimack Pharmaceuticals, Inc. Series G (g)	1,428,572	10,000
		17,160
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen AG	70,000	12,427
TOTAL PREFERRED STOCKS (Cost $51,393)		29,587
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 0.14% (b)	100,899,432	100,899
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	897,133,675	897,134
TOTAL MONEY MARKET FUNDS (Cost $998,033)		998,033
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $28,278,417)		42,490,796
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(906,605)
NET ASSETS - 100%		$ 41,584,191
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $54,112,000 or 0.1% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $61,264,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Concert Pharmaceuticals, Inc.	2/9/09	$ 151
Concert Pharmaceuticals, Inc. Series C, 6.00%	4/25/08	$ 10,000
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 43,965
Merrimack Pharmaceuticals, Inc.	3/31/11	$ 10,000
Perlegen Sciences, Inc. Series D, 8.00%	2/23/05	$ 20,000
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 78
Fidelity Securities Lending Cash Central Fund	5,098
Total	$ 5,176
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amount in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadia Pharmaceuticals, Inc.	$ 1,903	$ -	$ -	$ -	$ 5,367
Acorda Therapeutics, Inc.	63,211	-	61,122	-	-
Alexion Pharmaceuticals, Inc.	568,561	-	243,579	-	468,228
Alkermes, Inc.	106,710	-	-	-	186,539
Alnylam Pharmaceuticals, Inc.	38,564	-	-	-	44,128
Amylin Pharmaceuticals, Inc.	184,117	847	-	-	200,603
Array Biopharma, Inc.	15,276	-	-	-	12,706
Atheros Communications, Inc.	203,294	-	278,202	-	-
Atheros Communications, Inc. (restricted)	56,703	-	78,367	-	-
Auxilium Pharmaceuticals, Inc.	68,703	-	79,953	-	-
BJ's Restaurants, Inc.	99,270	1,325	-	-	140,478
Celera Corp.	44,735	-	60,091	-	-
Cepheid, Inc.	117,604	4,249	-	-	197,138
Coinstar, Inc.	210,829	-	70,515	-	83,505
Cypress Semiconductor Corp.	256,903	3,445	-	-	388,427
Dendreon Corp.	465,871	-	452,101	-	-
Exelixis, Inc.	59,051	24,679	-	-	147,351
Fossil, Inc.	192,787	141,566	-	-	460,521
Fresh Market, Inc.	50,253	82,148	18,219	-	121,664
HeartWare International, Inc.	104,568	-	-	-	82,838
Herbalife Ltd.	305,517	40,555	-	3,088	550,993
Human Genome Sciences, Inc.	411,813	25,588	-	-	486,672
ImmunoGen, Inc.	56,534	8,772	-	-	91,516
Immunomedics, Inc.	23,707	-	-	-	33,266
Infinera Corp.	82,605	-	-	-	71,875
Insulet Corp.	50,974	-	-	-	79,185
InterMune, Inc.	69,535	17,271	5,984	-	208,436
Affiliate (Amount in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
International Rectifier Corp.	$ 166,473	$ 18,253	$ 23,001	$ -	$ 164,190
Internet Capital Group, Inc.	46,772	-	-	-	49,188
Isis Pharmaceuticals, Inc.	93,573	360	-	-	91,911
JetBlue Airways Corp.	199,485	36	-	-	178,366
Lexicon Pharmaceuticals, Inc.	41,877	6,054	-	-	55,023
lululemon athletica, Inc.	371,777	-	52,216	-	579,626
Lumber Liquidators Holdings, Inc.	59,092	2,893	-	-	70,761
MAP Pharmaceuticals, Inc.	38,297	666	-	-	46,024
MaxLinear, Inc. Class A	21,261	3,944	-	-	21,450
MediFast, Inc.	37,512	-	27,423	-	-
Mellanox Technologies Ltd.	75,591	-	-	-	97,954
Metabolix, Inc.	23,427	7,065	-	-	27,897
Micromet, Inc.	63,065	1,141	-	-	54,970
Minerals Technologies, Inc.	117,274	-	-	193	131,075
Momenta Pharmaceuticals, Inc.	49,639	-	-	-	65,133
Myrexis, Inc.	8,111	-	-	-	9,111
NPS Pharmaceuticals, Inc.	32,578	15,235	1,650	-	63,492
OM Group, Inc.	88,736	69	39,809	-	-
OpenTable, Inc.	155,040	-	52,460	-	138,440
Pharmasset, Inc.	146,935	19,798	-	-	380,009
Power Integrations, Inc.	61,403	-	60,395	17	-
QLIK Technologies, Inc.	48,800	112,084	13,132	-	191,795
Rambus, Inc.	229,263	-	-	-	166,934
Red Hat, Inc.	821,871	-	57,590	-	768,170
Regeneron Pharmaceuticals, Inc.	246,213	11,314	-	-	525,663
Rigel Pharmaceuticals, Inc.	41,472	4,124	-	-	47,433
Riverbed Technology, Inc.	412,019	61,392	-	-	523,722
Rubicon Technology, Inc.	32,154	-	-	-	33,619
salesforce.com, Inc.	1,682,556	-	344,932	-	1,454,173
Seattle Genetics, Inc.	152,840	18,588	-	-	219,370
Affiliate (Amount in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Silicon Graphics International Corp.	$ -	$ 46,426	$ -	$ -	$ 44,836
Silicon Image, Inc.	-	55,198	-	-	46,524
Silicon Laboratories, Inc.	195,437	-	-	-	197,737
SodaStream International Ltd.	-	43,068	-	-	57,865
SuccessFactors, Inc.	229,086	10,986	-	-	275,935
Tessera Technologies, Inc.	92,918	5,584	11,978	-	74,077
TiVo, Inc.	94,732	1,164	-	-	120,198
Transition Therapeutics, Inc.	5,839	-	-	-	7,318
Tupperware Brands Corp.	138,046	32,482	-	1,854	230,092
Universal Display Corp.	94,559	30,684	25,061	-	187,139
Vera Bradley, Inc.	46,059	65,811	9,918	-	142,079
VeriFone Systems, Inc.	298,260	-	45,181	-	367,377
Vertex Pharmaceuticals, Inc.	385,900	76,754	188,860	-	-
Volterra Semiconductor Corp.	55,865	2,190	-	-	63,483
Total	$ 11,111,405	$ 1,003,808	$ 2,301,739	$ 5,152	$ 12,031,595
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,189,117	$ 6,189,117	$ -	$ -
Consumer Staples	3,516,229	3,516,229	-	-
Energy	3,807,469	3,807,469	-	-
Financials	1,715,039	1,715,039	-	-
Health Care	6,722,388	6,705,077	-	17,311
Industrials	3,505,522	3,505,522	-	-
Information Technology	14,564,730	14,520,777	-	43,953
Materials	1,400,254	1,400,254	-	-
Telecommunication Services	72,015	72,015	-	-
Money Market Funds	998,033	998,033	-	-
Total Investments in Securities:	$ 42,490,796	$ 42,429,532	$ -	$ 61,264
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 7,311
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(12)
Cost of Purchases	53,965
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 61,264
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ (12)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $516,467,000 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $887,489) - See accompanying schedule: Unaffiliated issuers (cost $20,371,059)	$ 29,461,168
Fidelity Central Funds (cost $998,033)	998,033
Other affiliated issuers (cost $6,909,325)	12,031,595
Total Investments (cost $28,278,417)		$ 42,490,796
Receivable for investments sold		151,243
Receivable for fund shares sold		39,096
Dividends receivable		48,941
Distributions receivable from Fidelity Central Funds		840
Prepaid expenses		16
Other receivables		947
Total assets		42,731,879

Liabilities
Payable to custodian bank	$ 1,121
Payable for investments purchased	198,445
Payable for fund shares redeemed	23,744
Accrued management fee	20,980
Other affiliated payables	5,340
Other payables and accrued expenses	924
Collateral on securities loaned, at value	897,134
Total liabilities		1,147,688

Net Assets		$ 41,584,191
Net Assets consist of:
Paid in capital		$ 26,700,232
Undistributed net investment income		15,705
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		655,869
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		14,212,385
Net Assets		$ 41,584,191

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Growth Company: Net Asset Value, offering price and redemption price per share ($30,426,080 ÷ 328,023.34 shares)	$ 92.76

Class K: Net Asset Value, offering price and redemption price per share ($9,088,896 ÷ 97,990.78 shares)	$ 92.75

Class F: Net Asset Value, offering price and redemption price per share ($2,069,215 ÷ 22,310.77 shares)	$ 92.75

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)

Investment Income
Dividends (including $5,152 earned from other affiliated issuers)		$ 169,020
Interest		4
Income from Fidelity Central Funds		5,176
Total income		174,200

Expenses
Management fee Basic fee	$ 109,014
Performance adjustment	10,654
Transfer agent fees	30,526
Accounting and security lending fees	1,172
Custodian fees and expenses	249
Independent trustees' compensation	98
Appreciation in deferred trustee compensation account	1
Registration fees	185
Audit	47
Legal	56
Interest	1
Miscellaneous	218
Total expenses before reductions	152,221
Expense reductions	(246)	151,975
Net investment income (loss)		22,225
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	573,267
Other affiliated issuers	739,832
Foreign currency transactions	(214)
Total net realized gain (loss)		1,312,885
Change in net unrealized appreciation (depreciation) on: Investment securities	4,637,366
Assets and liabilities in foreign currencies	60
Total change in net unrealized appreciation (depreciation)		4,637,426
Net gain (loss)		5,950,311
Net increase (decrease) in net assets resulting from operations		$ 5,972,536

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,225	$ 14,832
Net realized gain (loss)	1,312,885	469,803
Change in net unrealized appreciation (depreciation)	4,637,426	5,812,614
Net increase (decrease) in net assets resulting from operations	5,972,536	6,297,249
Distributions to shareholders from net investment income	(16,269)	(64,617)
Distributions to shareholders from net realized gain	-	(2,381)
Total distributions	(16,269)	(66,998)
Share transactions - net increase (decrease)	50,520	(2,040,079)
Total increase (decrease) in net assets	6,006,787	4,190,172

Net Assets
Beginning of period	35,577,404	31,387,232
End of period (including undistributed net investment income of $15,705 and undistributed net investment income of $9,749, respectively)	$ 41,584,191	$ 35,577,404

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth Company

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 79.40	$ 65.75	$ 47.24	$ 83.70	$ 69.66	$ 62.44
Income from Investment Operations
Net investment income (loss) D	.03	.01	.15	.11	(.06)	(.16)
Net realized and unrealized gain (loss)	13.33	13.76	18.44	(35.97)	14.10	7.38
Total from investment operations	13.36	13.77	18.59	(35.86)	14.04	7.22
Distributions from net investment income	- H	(.12)	(.08)	-	-	-
Distributions from net realized gain	-	(.01)	-	(.60)	-	-
Total distributions	- H	(.12) I	(.08)	(.60)	-	-
Net asset value, end of period	$ 92.76	$ 79.40	$ 65.75	$ 47.24	$ 83.70	$ 69.66
Total Return B,C	16.83%	20.98%	39.41%	(43.15)%	20.16%	11.56%
Ratios to Average Net Assets E.G
Expenses before reductions	.82% A	.89%	.93%	.97%	.94%	.97%
Expenses net of fee waivers, if any	.82% A	.89%	.93%	.97%	.94%	.97%
Expenses net of all reductions	.81% A	.89%	.93%	.96%	.93%	.96%
Net investment income (loss)	.08% A	.02%	.27%	.15%	(.08)%	(.25)%
Supplemental Data
Net assets, end of period (in millions)	$ 30,426	$ 27,742	$ 27,204	$ 21,090	$ 36,955	$ 30,120
Portfolio turnover rate F	35% A	36%	64%	55%	49%	54%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.12 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 79.48	$ 65.82	$ 47.29	$ 80.34
Income from Investment Operations
Net investment income (loss) D	.10	.13	.27	.11
Net realized and unrealized gain (loss)	13.31	13.78	18.44	(33.16)
Total from investment operations	13.41	13.91	18.71	(33.05)
Distributions from net investment income	(.14)	(.24)	(.18)	-
Distributions from net realized gain	-	(.01)	-	-
Total distributions	(.14)	(.25)	(.18)	-
Net asset value, end of period	$ 92.75	$ 79.48	$ 65.82	$ 47.29
Total Return B,C	16.89%	21.20%	39.70%	(41.14)%
Ratios to Average Net Assets E,H
Expenses before reductions	.67% A	.72%	.72%	.81% A
Expenses net of fee waivers, if any	.67% A	.72%	.72%	.81% A
Expenses net of all reductions	.67% A	.72%	.72%	.81% A
Net investment income (loss)	.22% A	.18%	.48%	.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 9,089	$ 6,571	$ 4,050	$ 1,305
Portfolio turnover rate F	35% A	36%	64%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 79.48	$ 65.82	$ 55.55
Income from Investment Operations
Net investment income (loss) D	.12	.17	.16
Net realized and unrealized gain (loss)	13.32	13.77	10.11
Total from investment operations	13.44	13.94	10.27
Distributions from net investment income	(.17)	(.27)	-
Distributions from net realized gain	-	(.01)	-
Total distributions	(.17)	(.28)	-
Net asset value, end of period	$ 92.75	$ 79.48	$ 65.82
Total Return B,C	16.94%	21.26%	18.49%
Ratios to Average Net Assets E,H
Expenses before reductions	.62% A	.67%	.67% A
Expenses net of fee waivers, if any	.62% A	.67%	.67% A
Expenses net of all reductions	.62% A	.67%	.67% A
Net investment income (loss)	.27% A	.23%	.60% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,069	$ 1,264	$ 133
Portfolio turnover rate F	35% A	36%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to November 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Growth Company Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Company, Class K and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

(ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 15,912,088
Gross unrealized depreciation	(1,773,255)
Net unrealized appreciation (depreciation) on securities and other investments	$ 14,138,833

Tax cost	$ 28,351,963

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November 30, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,855,898 and $6,809,130, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Company as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .61% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Company. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Growth Company	$ 28,450.19
Class K	2,076.05
	$ 30,526

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $188 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 33,559.43%		$ 1

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $65 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

loaned to FCM at period end was $3,115. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $5,098, including $62 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $245 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2011	Year ended November 30, 2010
From net investment income
Growth Company	$ 1,033	$ 49,118
Class K	12,176	14,954
Class F	3,060	545
Total	$ 16,269	$ 64,617
From net realized gain
Growth Company	$ -	$ 2,063
Class K	-	308
Class F	-	10
Total	$ -	$ 2,381

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Growth Company
Shares sold	26,205	62,068	$ 2,286,760	$ 4,465,997
Reinvestment of distributions	12	757	1,012	50,530
Shares redeemed	(47,577)	(127,213)	(4,134,721)	(9,025,160)
Net increase (decrease)	(21,360)	(64,388)	$ (1,846,949)	$ (4,508,633)
Class K
Shares sold	24,795	41,324	$ 2,168,846	$ 2,957,986
Reinvestment of distributions	146	229	12,176	15,262
Shares redeemed	(9,628)	(20,406)	(837,527)	(1,473,755)
Net increase (decrease)	15,313	21,147	$ 1,343,495	$ 1,499,493
Class F
Shares sold	8,188	16,421	$ 708,957	$ 1,150,419
Reinvestment of distributions	37	8	3,060	555
Shares redeemed	(1,824)	(2,542)	(158,043)	(181,913)
Net increase (decrease)	6,401	13,887	$ 553,974	$ 969,061

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

GCF-F-SANN-0711
1.891791.101

Fidelity®
Growth Company
Fund -
Class K

Semiannual Report

May 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend through the end of May, overcoming bouts of short-term volatility following unrest in North Africa and the natural disaster in Japan. Still, questions remained about the longer-term outlook, most notably inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Growth Company	.82%
Actual		$ 1,000.00	$ 1,168.30	$ 4.43
HypotheticalA		$ 1,000.00	$ 1,020.84	$ 4.13
Class K	.67%
Actual		$ 1,000.00	$ 1,168.90	$ 3.62
HypotheticalA		$ 1,000.00	$ 1,021.59	$ 3.38
Class F	.62%
Actual		$ 1,000.00	$ 1,169.40	$ 3.35
HypotheticalA		$ 1,000.00	$ 1,021.84	$ 3.13

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.8	5.5
salesforce.com, Inc.	3.5	4.7
Exxon Mobil Corp.	3.5	2.7
Google, Inc. Class A	2.1	2.7
Red Hat, Inc.	1.8	2.3
Discover Financial Services	1.5	1.3
QUALCOMM, Inc.	1.5	1.3
lululemon athletica, Inc.	1.4	1.0
NVIDIA Corp.	1.4	0.7
Herbalife Ltd.	1.3	0.8
	22.8
Top Five Market Sectors as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	35.0	40.1
Health Care	16.2	16.1
Consumer Discretionary	14.8	14.2
Energy	9.2	6.3
Consumer Staples	8.5	7.3
Asset Allocation (% of fund's net assets)
As of May 31, 2011*		As of November 30, 2010**
	Stocks 99.7%		Stocks 99.8%
	Convertible Securities 0.1%		Convertible Securities 0.0%†
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets 0.2%
* Foreign investments	9.6%	** Foreign investments	8.3%

† Amount represents less than 0.1%

Semiannual Report

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.8%
Auto Components - 0.5%
Johnson Controls, Inc.	3,270,000	$ 129,492
Lear Corp.	1,420,000	72,164
		201,656
Automobiles - 0.3%
Ford Motor Co. (a)	9,295,000	138,681
General Motors Co.	22,800	725
Tesla Motors, Inc. (a)	275,000	8,289
		147,695
Diversified Consumer Services - 0.8%
Coinstar, Inc. (a)(d)(e)	1,571,707	83,505
K12, Inc. (a)(d)	960,000	33,408
Weight Watchers International, Inc.	2,903,600	232,985
		349,898
Hotels, Restaurants & Leisure - 4.1%
Arcos Dorados Holdings, Inc.	1,288,600	29,316
BJ's Restaurants, Inc. (a)(e)	2,742,104	140,478
Buffalo Wild Wings, Inc. (a)	894,900	56,057
China Lodging Group Ltd. ADR (a)(d)	613,800	11,613
Chipotle Mexican Grill, Inc. (a)	300,000	86,721
Darden Restaurants, Inc.	680,000	34,442
Home Inns & Hotels Management, Inc. sponsored ADR (a)(d)	2,825,000	115,458
Hyatt Hotels Corp. Class A (a)	4,373,440	194,968
Las Vegas Sands Corp. (a)	2,030,000	84,326
McDonald's Corp.	5,650,000	460,701
Panera Bread Co. Class A (a)	1,185,000	148,161
Starbucks Corp.	6,538,400	240,548
Starwood Hotels & Resorts Worldwide, Inc.	830,000	50,613
The Cheesecake Factory, Inc. (a)	1,515,000	48,132
		1,701,534
Household Durables - 1.4%
Gafisa SA sponsored ADR	1,570,000	17,333
Lennar Corp. Class A	2,606,117	49,464
PulteGroup, Inc. (a)	3,648,257	30,791
SodaStream International Ltd. (d)(e)	995,784	57,865
Tempur-Pedic International, Inc. (a)	1,620,000	105,365
Toll Brothers, Inc. (a)	4,918,937	106,987
Tupperware Brands Corp. (e)	3,515,000	230,092
		597,897
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 1.6%
Amazon.com, Inc. (a)	2,241,000	$ 440,782
Netflix, Inc. (a)(d)	286,000	77,449
Priceline.com, Inc. (a)	293,000	150,951
		669,182
Media - 0.5%
Comcast Corp. Class A	3,097,500	78,181
DreamWorks Animation SKG, Inc. Class A (a)	75,000	1,793
IMAX Corp. (a)	1,740,500	64,764
News Corp. Class A	1,330,000	24,392
Time Warner, Inc.	1,025,650	37,364
		206,494
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	562,500	35,854
Kohl's Corp.	1,240,000	66,018
Nordstrom, Inc.	800,000	37,464
Target Corp.	2,115,000	104,756
		244,092
Specialty Retail - 1.7%
Abercrombie & Fitch Co. Class A	1,560,000	118,201
AutoNation, Inc. (a)(d)	1,050,000	36,855
Bed Bath & Beyond, Inc. (a)	1,300,000	70,057
Best Buy Co., Inc.	1,387,500	44,067
CarMax, Inc. (a)	720,000	21,355
Express, Inc.	2,085,000	44,035
GameStop Corp. Class A (a)	140,000	3,917
Home Depot, Inc.	1,960,000	71,109
Limited Brands, Inc.	475,000	18,981
Lowe's Companies, Inc.	3,520,800	84,992
Lumber Liquidators Holdings, Inc. (a)(d)(e)	2,623,684	70,761
Staples, Inc.	3,225,602	54,255
Tiffany & Co., Inc.	625,000	47,288
Urban Outfitters, Inc. (a)	515,000	15,687
		701,560
Textiles, Apparel & Luxury Goods - 3.3%
Coach, Inc.	2,082,200	132,553
Fossil, Inc. (a)(e)	4,351,103	460,521
lululemon athletica, Inc. (a)(d)(e)	6,383,550	579,626
NIKE, Inc. Class B	419,000	35,385
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	100,000	$ 6,518
Vera Bradley, Inc. (d)(e)	2,874,357	142,079
		1,356,682
TOTAL CONSUMER DISCRETIONARY		6,176,690
CONSUMER STAPLES - 8.5%
Beverages - 1.4%
Dr Pepper Snapple Group, Inc.	2,355,000	97,026
Hansen Natural Corp. (a)	25,000	1,791
PepsiCo, Inc.	1,916,640	136,311
The Coca-Cola Co.	5,212,500	348,247
		583,375
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	2,295,800	189,358
CVS Caremark Corp.	2,780	108
Droga Raia SA	756,000	13,417
Fresh Market, Inc. (e)	3,023,468	121,664
Kroger Co.	2,728,200	67,714
Safeway, Inc.	1,100,000	27,170
Wal-Mart Stores, Inc.	2,855,300	157,670
Walgreen Co.	4,715,000	205,715
Whole Foods Market, Inc.	1,670,000	102,137
		884,953
Food Products - 1.1%
Archer Daniels Midland Co.	135,000	4,375
Dean Foods Co. (a)	1,308,843	18,167
General Mills, Inc.	1,165,600	46,356
Green Mountain Coffee Roasters, Inc. (a)	2,402,978	197,933
Hershey Co.	460,000	25,636
Kellogg Co.	1,265,000	72,092
Mead Johnson Nutrition Co. Class A	1,206,800	81,809
Sara Lee Corp.	685,000	13,392
		459,760
Household Products - 0.6%
Church & Dwight Co., Inc.	1,210,000	101,761
Colgate-Palmolive Co.	900,000	78,777
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - continued
Kimberly-Clark Corp.	670,000	$ 45,761
Procter & Gamble Co.	344,483	23,080
		249,379
Personal Products - 1.5%
Avon Products, Inc.	1,018,615	30,263
Herbalife Ltd. (e)	9,790,210	550,993
Nu Skin Enterprises, Inc. Class A	1,180,000	46,126
		627,382
Tobacco - 1.7%
Altria Group, Inc.	7,025,380	197,132
Lorillard, Inc.	275,000	31,702
Philip Morris International, Inc.	6,725,380	482,546
		711,380
TOTAL CONSUMER STAPLES		3,516,229
ENERGY - 9.2%
Energy Equipment & Services - 2.6%
Baker Hughes, Inc.	1,060,000	78,366
Carbo Ceramics, Inc.	305,000	45,832
FMC Technologies, Inc. (a)	1,850,000	82,566
Halliburton Co.	4,250,000	213,138
Schlumberger Ltd.	5,714,000	489,804
Transocean Ltd. (United States)	1,710,000	118,520
Weatherford International Ltd. (a)	1,445,000	28,568
		1,056,794
Oil, Gas & Consumable Fuels - 6.6%
Anadarko Petroleum Corp.	1,057,594	84,100
Cenovus Energy, Inc.	235,000	8,683
Chesapeake Energy Corp.	8,350,000	261,689
Chevron Corp.	1,130,000	118,548
Concho Resources, Inc. (a)	830,000	78,526
Continental Resources, Inc. (a)	730,000	48,341
Devon Energy Corp.	880,000	73,982
EnCana Corp.	235,000	8,008
EOG Resources, Inc.	80,000	8,731
Exxon Mobil Corp.	17,400,000	1,452,378
Hess Corp.	1,020,000	80,611
Noble Energy, Inc.	325,000	30,290
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp.	300,000	$ 32,355
Peabody Energy Corp.	55,000	3,375
Petrohawk Energy Corp. (a)	4,351,100	115,174
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	750,000	23,445
Range Resources Corp.	938,689	52,491
Solazyme, Inc.	1,004,600	22,634
Southwestern Energy Co. (a)	2,577,461	112,815
Ultra Petroleum Corp. (a)	1,160,000	56,399
Valero Energy Corp.	2,840,000	78,100
		2,750,675
TOTAL ENERGY		3,807,469
FINANCIALS - 4.1%
Capital Markets - 0.8%
Charles Schwab Corp.	4,519,975	81,405
Franklin Resources, Inc.	495,000	64,142
Internet Capital Group, Inc. (a)(e)	3,775,000	49,188
LPL Investment Holdings, Inc.	639,709	22,991
Morgan Stanley	850,000	20,536
T. Rowe Price Group, Inc.	1,015,000	64,250
TD Ameritrade Holding Corp.	765,000	16,486
		318,998
Commercial Banks - 0.9%
Banco Bradesco SA (PN) sponsored ADR	2,040,000	40,637
HDFC Bank Ltd. sponsored ADR	775,000	126,193
ICICI Bank Ltd. sponsored ADR	1,755,000	83,696
PrivateBancorp, Inc.	2,952,500	48,332
Signature Bank, New York (a)	656,885	37,390
Wells Fargo & Co.	1,402,300	39,783
		376,031
Consumer Finance - 1.7%
American Express Co.	1,492,548	77,015
Discover Financial Services	27,100,444	646,075
Green Dot Corp. Class A (d)	69,964	2,710
		725,800
Diversified Financial Services - 0.5%
BM&F Bovespa SA	13,229,772	94,957
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.	752,380	$ 30,960
JPMorgan Chase & Co.	2,380,000	102,911
		228,828
Real Estate Management & Development - 0.2%
The St. Joe Co. (a)	3,008,826	65,382
TOTAL FINANCIALS		1,715,039
HEALTH CARE - 16.1%
Biotechnology - 10.5%
Acadia Pharmaceuticals, Inc. (a)(e)	2,839,844	5,367
Alexion Pharmaceuticals, Inc. (a)(e)	9,874,060	468,228
Alkermes, Inc. (a)(e)	10,182,261	186,539
Alnylam Pharmaceuticals, Inc. (a)(d)(e)	4,214,665	44,128
Amarin Corp. PLC ADR (a)	595,700	11,360
Amylin Pharmaceuticals, Inc. (a)(e)	14,442,295	200,603
Array Biopharma, Inc. (a)(e)	4,758,770	12,706
AVEO Pharmaceuticals, Inc. (a)	450,000	8,249
Biogen Idec, Inc. (a)	365,000	34,576
Celgene Corp. (a)	1,146,744	69,848
Cepheid, Inc. (a)(d)(e)	6,137,555	197,138
Exelixis, Inc. (a)(d)(e)	12,669,919	147,351
Gilead Sciences, Inc. (a)	1,300,000	54,262
Human Genome Sciences, Inc. (a)(d)(e)	17,781,237	486,672
ImmunoGen, Inc. (a)(d)(e)	7,525,984	91,516
Immunomedics, Inc. (a)(d)(e)	7,526,150	33,266
Incyte Corp. (a)(d)	345,000	6,117
InterMune, Inc. (a)(e)	5,603,117	208,436
Isis Pharmaceuticals, Inc. (a)(d)(e)	9,957,871	91,911
Lexicon Pharmaceuticals, Inc. (a)(e)	33,756,550	55,023
Metabolix, Inc. (a)(d)(e)	3,155,799	27,897
Micromet, Inc. (a)(d)(e)	8,880,414	54,970
Momenta Pharmaceuticals, Inc. (a)(d)(e)	3,255,000	65,133
Myrexis, Inc. (a)(e)	2,174,424	9,111
Myriad Genetics, Inc. (a)	1,663,496	42,269
NPS Pharmaceuticals, Inc. (a)(e)	6,634,441	63,492
Pharmasset, Inc. (a)(e)	3,718,283	380,009
Regeneron Pharmaceuticals, Inc. (a)(e)	8,758,128	525,663
Rigel Pharmaceuticals, Inc. (a)(e)	5,714,836	47,433
Seattle Genetics, Inc. (a)(d)(e)	11,325,259	219,370
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Transition Therapeutics, Inc. (a)(e)	2,332,446	$ 7,318
Vertex Pharmaceuticals, Inc. (a)	9,169,767	495,076
		4,351,037
Health Care Equipment & Supplies - 0.8%
Baxter International, Inc.	505,000	30,058
DexCom, Inc. (a)	850,000	13,405
Edwards Lifesciences Corp. (a)	600,000	53,238
Gen-Probe, Inc. (a)	75,000	6,134
HeartWare International, Inc. (a)(d)(e)	1,137,101	82,838
Insulet Corp. (a)(d)(e)	3,756,400	79,185
Masimo Corp.	615,000	18,893
Medtronic, Inc.	754,964	30,727
St. Jude Medical, Inc.	834,200	42,269
		356,747
Health Care Providers & Services - 1.1%
Cardinal Health, Inc.	485,000	22,029
McKesson Corp.	1,930,000	165,227
Medco Health Solutions, Inc. (a)	612,720	36,677
UnitedHealth Group, Inc.	4,961,400	242,861
		466,794
Health Care Technology - 0.5%
Cerner Corp. (a)	1,085,000	130,309
SXC Health Solutions Corp. (a)	1,400,000	82,776
		213,085
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)(d)	2,939,878	211,906
Pharmaceuticals - 2.7%
Abbott Laboratories	1,111,500	58,076
Allergan, Inc.	1,715,000	141,882
Bristol-Myers Squibb Co.	1,429,700	41,118
Concert Pharmaceuticals, Inc. (a)(g)	186,198	151
Elan Corp. PLC sponsored ADR (a)(d)	40,599,070	388,533
Endocyte, Inc.	1,383,277	16,461
Hospira, Inc. (a)	218,000	12,053
Johnson & Johnson	83,300	5,605
MAP Pharmaceuticals, Inc. (a)(e)	2,708,874	46,024
Merck & Co., Inc.	660,668	24,280
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	705,000	$ 35,885
Valeant Pharmaceuticals International, Inc. (Canada)	6,402,261	335,591
		1,105,659
TOTAL HEALTH CARE		6,705,228
INDUSTRIALS - 8.4%
Aerospace & Defense - 2.1%
Honeywell International, Inc.	3,180,000	189,369
Lockheed Martin Corp.	1,040,100	81,024
The Boeing Co.	2,539,800	198,181
United Technologies Corp.	4,690,000	411,641
		880,215
Air Freight & Logistics - 1.0%
United Parcel Service, Inc. Class B	5,434,000	399,345
Airlines - 1.0%
Delta Air Lines, Inc. (a)	9,120,446	91,934
JetBlue Airways Corp. (a)(d)(e)	29,384,923	178,366
Ryanair Holdings PLC sponsored ADR	1,140,000	33,516
Southwest Airlines Co.	9,498,515	112,367
		416,183
Construction & Engineering - 0.5%
Fluor Corp.	1,005,000	69,275
Orascom Construction Industries SAE GDR	2,979,359	132,909
		202,184
Electrical Equipment - 0.3%
Emerson Electric Co.	2,010,000	109,646
Industrial Conglomerates - 0.8%
3M Co.	2,490,000	235,006
General Electric Co.	5,195,000	102,030
		337,036
Machinery - 1.9%
Caterpillar, Inc.	3,585,000	379,293
Cummins, Inc.	1,760,000	185,222
Danaher Corp.	2,605,000	142,051
Deere & Co.	920,000	79,194
Pall Corp.	385,000	21,599
		807,359
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.8%
CSX Corp.	800,000	$ 63,440
Norfolk Southern Corp.	1,065,000	78,075
Union Pacific Corp.	2,020,000	212,039
		353,554
TOTAL INDUSTRIALS		3,505,522
INFORMATION TECHNOLOGY - 35.0%
Communications Equipment - 3.9%
Acme Packet, Inc. (a)	1,775,000	134,350
Aruba Networks, Inc. (a)	1,198,031	34,048
Cisco Systems, Inc.	2,077,600	34,904
F5 Networks, Inc. (a)	880,000	99,950
Infinera Corp. (a)(e)	10,123,181	71,875
Juniper Networks, Inc. (a)	1,410,000	51,620
Motorola Mobility Holdings, Inc.	1,625,000	40,853
QUALCOMM, Inc.	10,493,400	614,808
Research In Motion Ltd. (a)	982,800	42,113
Riverbed Technology, Inc. (a)(e)	13,811,229	523,722
		1,648,243
Computers & Peripherals - 5.3%
Apple, Inc. (a)	5,685,959	1,977,741
Hewlett-Packard Co.	1,135,000	42,426
NetApp, Inc. (a)	2,397,208	131,295
SanDisk Corp. (a)	105,000	4,990
Silicon Graphics International Corp. (a)(e)	2,477,138	44,836
		2,201,288
Electronic Equipment & Components - 0.6%
Corning, Inc.	1,333,000	26,860
Trimble Navigation Ltd. (a)	495,000	21,627
Universal Display Corp. (a)(d)(e)	3,921,615	187,139
		235,626
Internet Software & Services - 4.9%
Akamai Technologies, Inc. (a)	755,000	25,621
AOL, Inc. (a)	1,230,934	25,320
Baidu.com, Inc. sponsored ADR (a)	2,700,000	366,417
eBay, Inc. (a)	4,442,200	138,463
Facebook, Inc. Class B (g)	1,758,114	43,953
Google, Inc. Class A (a)	1,683,448	890,578
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
LinkedIn Corp. (a)	9,200	$ 751
LogMeIn, Inc. (a)(d)	875,000	38,080
Mail.ru Group Ltd. GDR (a)(f)	1,577,600	54,112
Mercadolibre, Inc. (d)	350,000	30,842
OpenTable, Inc. (a)(d)(e)	1,567,300	138,440
Rackspace Hosting, Inc. (a)	3,685,000	162,140
SINA Corp. (a)	430,000	51,080
VeriSign, Inc.	890,000	31,168
VistaPrint Ltd. (a)	420,000	20,656
Yahoo!, Inc. (a)	961,340	15,910
		2,033,531
IT Services - 3.8%
Cognizant Technology Solutions Corp. Class A (a)	1,734,716	131,908
CoreLogic, Inc. (a)	660,000	11,953
International Business Machines Corp.	2,939,800	496,620
MasterCard, Inc. Class A	190,000	54,540
ServiceSource International, Inc.	881,900	17,153
The Western Union Co.	1,360,000	27,962
VeriFone Systems, Inc. (a)(e)	7,633,010	367,377
Visa, Inc. Class A	6,094,100	493,988
		1,601,501
Semiconductors & Semiconductor Equipment - 6.3%
Altera Corp.	345,000	16,591
ARM Holdings PLC sponsored ADR	945,000	26,980
ASML Holding NV	648,888	25,313
Atmel Corp. (a)	6,005,000	90,195
Broadcom Corp. Class A	2,600,000	93,548
Cree, Inc. (a)(d)	451,131	19,800
Cypress Semiconductor Corp. (e)	16,585,280	388,427
First Solar, Inc. (a)(d)	190,000	23,608
Intel Corp.	8,385,800	188,764
International Rectifier Corp. (a)(e)	5,705,000	164,190
KLA-Tencor Corp.	510,000	21,981
Marvell Technology Group Ltd. (a)	1,918,310	31,153
MaxLinear, Inc. Class A (a)(d)(e)	2,354,608	21,450
Mellanox Technologies Ltd. (a)(e)	3,172,091	97,954
NVIDIA Corp. (a)	28,760,300	576,356
NXP Semiconductors NV	1,280,000	36,518
Rambus, Inc. (a)(e)	11,457,400	166,934
Rubicon Technology, Inc. (a)(d)(e)	1,465,530	33,619
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Samsung Electronics Co. Ltd.	50,000	$ 41,817
Semtech Corp. (a)	750,000	21,465
Silicon Image, Inc. (a)(e)	6,137,780	46,524
Silicon Laboratories, Inc. (a)(e)	4,600,680	197,737
Tessera Technologies, Inc. (a)(e)	4,281,903	74,077
Texas Instruments, Inc.	3,461,000	122,173
Trina Solar Ltd. (a)(d)	990,000	22,721
Volterra Semiconductor Corp. (a)(e)	2,573,305	63,483
		2,613,378
Software - 10.2%
Activision Blizzard, Inc.	750,000	8,993
Adobe Systems, Inc. (a)	743,236	25,738
Citrix Systems, Inc. (a)	1,551,377	135,932
Electronic Arts, Inc. (a)	60,000	1,465
Fortinet, Inc. (a)	2,264,800	109,820
Informatica Corp. (a)	525,000	30,797
Intuit, Inc. (a)	805,000	43,446
Microsoft Corp.	8,370,000	209,334
Oracle Corp.	13,400,000	458,548
QLIK Technologies, Inc. (e)	5,761,332	191,795
RealD, Inc. (d)	361,600	9,872
RealPage, Inc.	2,674,991	78,778
Red Hat, Inc. (a)(e)	17,618,586	768,170
salesforce.com, Inc. (a)(e)	9,550,594	1,454,173
Solera Holdings, Inc.	1,950,051	115,229
SuccessFactors, Inc. (a)(e)	7,868,127	275,935
TiVo, Inc. (a)(d)(e)	11,624,576	120,198
VMware, Inc. Class A (a)	1,982,533	192,940
		4,231,163
TOTAL INFORMATION TECHNOLOGY		14,564,730
MATERIALS - 3.4%
Chemicals - 1.5%
CF Industries Holdings, Inc.	125,000	19,223
Dow Chemical Co.	4,705,000	169,992
Minerals Technologies, Inc. (e)	1,927,580	131,075
Monsanto Co.	1,714,978	121,832
OM Group, Inc. (a)	1,216,925	45,367
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Potash Corp. of Saskatchewan, Inc.	678,600	$ 38,253
The Mosaic Co.	1,365,000	96,710
		622,452
Metals & Mining - 1.9%
Alcoa, Inc.	3,875,000	65,139
Barrick Gold Corp. (d)	1,779,000	85,172
Fortescue Metals Group Ltd.	6,000,000	41,763
Freeport-McMoRan Copper & Gold, Inc.	4,995,000	257,942
Molycorp, Inc. (d)	1,977,400	131,359
Mongolian Mining Corp.	25,802,500	30,191
Newmont Mining Corp.	1,970,000	111,443
Nucor Corp.	200,000	8,468
Vale SA sponsored ADR	1,436,000	46,325
		777,802
TOTAL MATERIALS		1,400,254
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.0%
Vonage Holdings Corp. (a)	1,555,000	7,417
Wireless Telecommunication Services - 0.2%
Clearwire Corp. Class A (a)(d)	13,089,050	60,210
Sprint Nextel Corp. (a)	750,000	4,388
		64,598
TOTAL TELECOMMUNICATION SERVICES		72,015
TOTAL COMMON STOCKS (Cost $27,228,991)		41,463,176
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Perlegen Sciences, Inc. Series D, 8.00% (a)(g)	12,820,512	0*
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
HEALTH CARE - continued
Pharmaceuticals - 0.1%
Concert Pharmaceuticals, Inc. Series C, 6.00% (a)(g)	4,000,000	$ 7,160
Merrimack Pharmaceuticals, Inc. Series G (g)	1,428,572	10,000
		17,160
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen AG	70,000	12,427
TOTAL PREFERRED STOCKS (Cost $51,393)		29,587
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 0.14% (b)	100,899,432	100,899
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	897,133,675	897,134
TOTAL MONEY MARKET FUNDS (Cost $998,033)		998,033
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $28,278,417)		42,490,796
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(906,605)
NET ASSETS - 100%		$ 41,584,191
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $54,112,000 or 0.1% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $61,264,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Concert Pharmaceuticals, Inc.	2/9/09	$ 151
Concert Pharmaceuticals, Inc. Series C, 6.00%	4/25/08	$ 10,000
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 43,965
Merrimack Pharmaceuticals, Inc.	3/31/11	$ 10,000
Perlegen Sciences, Inc. Series D, 8.00%	2/23/05	$ 20,000
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 78
Fidelity Securities Lending Cash Central Fund	5,098
Total	$ 5,176
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amount in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadia Pharmaceuticals, Inc.	$ 1,903	$ -	$ -	$ -	$ 5,367
Acorda Therapeutics, Inc.	63,211	-	61,122	-	-
Alexion Pharmaceuticals, Inc.	568,561	-	243,579	-	468,228
Alkermes, Inc.	106,710	-	-	-	186,539
Alnylam Pharmaceuticals, Inc.	38,564	-	-	-	44,128
Amylin Pharmaceuticals, Inc.	184,117	847	-	-	200,603
Array Biopharma, Inc.	15,276	-	-	-	12,706
Atheros Communications, Inc.	203,294	-	278,202	-	-
Atheros Communications, Inc. (restricted)	56,703	-	78,367	-	-
Auxilium Pharmaceuticals, Inc.	68,703	-	79,953	-	-
BJ's Restaurants, Inc.	99,270	1,325	-	-	140,478
Celera Corp.	44,735	-	60,091	-	-
Cepheid, Inc.	117,604	4,249	-	-	197,138
Coinstar, Inc.	210,829	-	70,515	-	83,505
Cypress Semiconductor Corp.	256,903	3,445	-	-	388,427
Dendreon Corp.	465,871	-	452,101	-	-
Exelixis, Inc.	59,051	24,679	-	-	147,351
Fossil, Inc.	192,787	141,566	-	-	460,521
Fresh Market, Inc.	50,253	82,148	18,219	-	121,664
HeartWare International, Inc.	104,568	-	-	-	82,838
Herbalife Ltd.	305,517	40,555	-	3,088	550,993
Human Genome Sciences, Inc.	411,813	25,588	-	-	486,672
ImmunoGen, Inc.	56,534	8,772	-	-	91,516
Immunomedics, Inc.	23,707	-	-	-	33,266
Infinera Corp.	82,605	-	-	-	71,875
Insulet Corp.	50,974	-	-	-	79,185
InterMune, Inc.	69,535	17,271	5,984	-	208,436
Affiliate (Amount in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
International Rectifier Corp.	$ 166,473	$ 18,253	$ 23,001	$ -	$ 164,190
Internet Capital Group, Inc.	46,772	-	-	-	49,188
Isis Pharmaceuticals, Inc.	93,573	360	-	-	91,911
JetBlue Airways Corp.	199,485	36	-	-	178,366
Lexicon Pharmaceuticals, Inc.	41,877	6,054	-	-	55,023
lululemon athletica, Inc.	371,777	-	52,216	-	579,626
Lumber Liquidators Holdings, Inc.	59,092	2,893	-	-	70,761
MAP Pharmaceuticals, Inc.	38,297	666	-	-	46,024
MaxLinear, Inc. Class A	21,261	3,944	-	-	21,450
MediFast, Inc.	37,512	-	27,423	-	-
Mellanox Technologies Ltd.	75,591	-	-	-	97,954
Metabolix, Inc.	23,427	7,065	-	-	27,897
Micromet, Inc.	63,065	1,141	-	-	54,970
Minerals Technologies, Inc.	117,274	-	-	193	131,075
Momenta Pharmaceuticals, Inc.	49,639	-	-	-	65,133
Myrexis, Inc.	8,111	-	-	-	9,111
NPS Pharmaceuticals, Inc.	32,578	15,235	1,650	-	63,492
OM Group, Inc.	88,736	69	39,809	-	-
OpenTable, Inc.	155,040	-	52,460	-	138,440
Pharmasset, Inc.	146,935	19,798	-	-	380,009
Power Integrations, Inc.	61,403	-	60,395	17	-
QLIK Technologies, Inc.	48,800	112,084	13,132	-	191,795
Rambus, Inc.	229,263	-	-	-	166,934
Red Hat, Inc.	821,871	-	57,590	-	768,170
Regeneron Pharmaceuticals, Inc.	246,213	11,314	-	-	525,663
Rigel Pharmaceuticals, Inc.	41,472	4,124	-	-	47,433
Riverbed Technology, Inc.	412,019	61,392	-	-	523,722
Rubicon Technology, Inc.	32,154	-	-	-	33,619
salesforce.com, Inc.	1,682,556	-	344,932	-	1,454,173
Seattle Genetics, Inc.	152,840	18,588	-	-	219,370
Affiliate (Amount in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Silicon Graphics International Corp.	$ -	$ 46,426	$ -	$ -	$ 44,836
Silicon Image, Inc.	-	55,198	-	-	46,524
Silicon Laboratories, Inc.	195,437	-	-	-	197,737
SodaStream International Ltd.	-	43,068	-	-	57,865
SuccessFactors, Inc.	229,086	10,986	-	-	275,935
Tessera Technologies, Inc.	92,918	5,584	11,978	-	74,077
TiVo, Inc.	94,732	1,164	-	-	120,198
Transition Therapeutics, Inc.	5,839	-	-	-	7,318
Tupperware Brands Corp.	138,046	32,482	-	1,854	230,092
Universal Display Corp.	94,559	30,684	25,061	-	187,139
Vera Bradley, Inc.	46,059	65,811	9,918	-	142,079
VeriFone Systems, Inc.	298,260	-	45,181	-	367,377
Vertex Pharmaceuticals, Inc.	385,900	76,754	188,860	-	-
Volterra Semiconductor Corp.	55,865	2,190	-	-	63,483
Total	$ 11,111,405	$ 1,003,808	$ 2,301,739	$ 5,152	$ 12,031,595
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,189,117	$ 6,189,117	$ -	$ -
Consumer Staples	3,516,229	3,516,229	-	-
Energy	3,807,469	3,807,469	-	-
Financials	1,715,039	1,715,039	-	-
Health Care	6,722,388	6,705,077	-	17,311
Industrials	3,505,522	3,505,522	-	-
Information Technology	14,564,730	14,520,777	-	43,953
Materials	1,400,254	1,400,254	-	-
Telecommunication Services	72,015	72,015	-	-
Money Market Funds	998,033	998,033	-	-
Total Investments in Securities:	$ 42,490,796	$ 42,429,532	$ -	$ 61,264
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 7,311
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(12)
Cost of Purchases	53,965
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 61,264
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ (12)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $516,467,000 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $887,489) - See accompanying schedule: Unaffiliated issuers (cost $20,371,059)	$ 29,461,168
Fidelity Central Funds (cost $998,033)	998,033
Other affiliated issuers (cost $6,909,325)	12,031,595
Total Investments (cost $28,278,417)		$ 42,490,796
Receivable for investments sold		151,243
Receivable for fund shares sold		39,096
Dividends receivable		48,941
Distributions receivable from Fidelity Central Funds		840
Prepaid expenses		16
Other receivables		947
Total assets		42,731,879

Liabilities
Payable to custodian bank	$ 1,121
Payable for investments purchased	198,445
Payable for fund shares redeemed	23,744
Accrued management fee	20,980
Other affiliated payables	5,340
Other payables and accrued expenses	924
Collateral on securities loaned, at value	897,134
Total liabilities		1,147,688

Net Assets		$ 41,584,191
Net Assets consist of:
Paid in capital		$ 26,700,232
Undistributed net investment income		15,705
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		655,869
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		14,212,385
Net Assets		$ 41,584,191

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Growth Company: Net Asset Value, offering price and redemption price per share ($30,426,080 ÷ 328,023.34 shares)	$ 92.76

Class K: Net Asset Value, offering price and redemption price per share ($9,088,896 ÷ 97,990.78 shares)	$ 92.75

Class F: Net Asset Value, offering price and redemption price per share ($2,069,215 ÷ 22,310.77 shares)	$ 92.75

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)

Investment Income
Dividends (including $5,152 earned from other affiliated issuers)		$ 169,020
Interest		4
Income from Fidelity Central Funds		5,176
Total income		174,200

Expenses
Management fee Basic fee	$ 109,014
Performance adjustment	10,654
Transfer agent fees	30,526
Accounting and security lending fees	1,172
Custodian fees and expenses	249
Independent trustees' compensation	98
Appreciation in deferred trustee compensation account	1
Registration fees	185
Audit	47
Legal	56
Interest	1
Miscellaneous	218
Total expenses before reductions	152,221
Expense reductions	(246)	151,975
Net investment income (loss)		22,225
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	573,267
Other affiliated issuers	739,832
Foreign currency transactions	(214)
Total net realized gain (loss)		1,312,885
Change in net unrealized appreciation (depreciation) on: Investment securities	4,637,366
Assets and liabilities in foreign currencies	60
Total change in net unrealized appreciation (depreciation)		4,637,426
Net gain (loss)		5,950,311
Net increase (decrease) in net assets resulting from operations		$ 5,972,536

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,225	$ 14,832
Net realized gain (loss)	1,312,885	469,803
Change in net unrealized appreciation (depreciation)	4,637,426	5,812,614
Net increase (decrease) in net assets resulting from operations	5,972,536	6,297,249
Distributions to shareholders from net investment income	(16,269)	(64,617)
Distributions to shareholders from net realized gain	-	(2,381)
Total distributions	(16,269)	(66,998)
Share transactions - net increase (decrease)	50,520	(2,040,079)
Total increase (decrease) in net assets	6,006,787	4,190,172

Net Assets
Beginning of period	35,577,404	31,387,232
End of period (including undistributed net investment income of $15,705 and undistributed net investment income of $9,749, respectively)	$ 41,584,191	$ 35,577,404

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth Company

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 79.40	$ 65.75	$ 47.24	$ 83.70	$ 69.66	$ 62.44
Income from Investment Operations
Net investment income (loss) D	.03	.01	.15	.11	(.06)	(.16)
Net realized and unrealized gain (loss)	13.33	13.76	18.44	(35.97)	14.10	7.38
Total from investment operations	13.36	13.77	18.59	(35.86)	14.04	7.22
Distributions from net investment income	- H	(.12)	(.08)	-	-	-
Distributions from net realized gain	-	(.01)	-	(.60)	-	-
Total distributions	- H	(.12) I	(.08)	(.60)	-	-
Net asset value, end of period	$ 92.76	$ 79.40	$ 65.75	$ 47.24	$ 83.70	$ 69.66
Total Return B,C	16.83%	20.98%	39.41%	(43.15)%	20.16%	11.56%
Ratios to Average Net Assets E.G
Expenses before reductions	.82% A	.89%	.93%	.97%	.94%	.97%
Expenses net of fee waivers, if any	.82% A	.89%	.93%	.97%	.94%	.97%
Expenses net of all reductions	.81% A	.89%	.93%	.96%	.93%	.96%
Net investment income (loss)	.08% A	.02%	.27%	.15%	(.08)%	(.25)%
Supplemental Data
Net assets, end of period (in millions)	$ 30,426	$ 27,742	$ 27,204	$ 21,090	$ 36,955	$ 30,120
Portfolio turnover rate F	35% A	36%	64%	55%	49%	54%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.12 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 79.48	$ 65.82	$ 47.29	$ 80.34
Income from Investment Operations
Net investment income (loss) D	.10	.13	.27	.11
Net realized and unrealized gain (loss)	13.31	13.78	18.44	(33.16)
Total from investment operations	13.41	13.91	18.71	(33.05)
Distributions from net investment income	(.14)	(.24)	(.18)	-
Distributions from net realized gain	-	(.01)	-	-
Total distributions	(.14)	(.25)	(.18)	-
Net asset value, end of period	$ 92.75	$ 79.48	$ 65.82	$ 47.29
Total Return B,C	16.89%	21.20%	39.70%	(41.14)%
Ratios to Average Net Assets E,H
Expenses before reductions	.67% A	.72%	.72%	.81% A
Expenses net of fee waivers, if any	.67% A	.72%	.72%	.81% A
Expenses net of all reductions	.67% A	.72%	.72%	.81% A
Net investment income (loss)	.22% A	.18%	.48%	.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 9,089	$ 6,571	$ 4,050	$ 1,305
Portfolio turnover rate F	35% A	36%	64%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 79.48	$ 65.82	$ 55.55
Income from Investment Operations
Net investment income (loss) D	.12	.17	.16
Net realized and unrealized gain (loss)	13.32	13.77	10.11
Total from investment operations	13.44	13.94	10.27
Distributions from net investment income	(.17)	(.27)	-
Distributions from net realized gain	-	(.01)	-
Total distributions	(.17)	(.28)	-
Net asset value, end of period	$ 92.75	$ 79.48	$ 65.82
Total Return B,C	16.94%	21.26%	18.49%
Ratios to Average Net Assets E,H
Expenses before reductions	.62% A	.67%	.67% A
Expenses net of fee waivers, if any	.62% A	.67%	.67% A
Expenses net of all reductions	.62% A	.67%	.67% A
Net investment income (loss)	.27% A	.23%	.60% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,069	$ 1,264	$ 133
Portfolio turnover rate F	35% A	36%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to November 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Growth Company Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Company, Class K and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

(ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 15,912,088
Gross unrealized depreciation	(1,773,255)
Net unrealized appreciation (depreciation) on securities and other investments	$ 14,138,833

Tax cost	$ 28,351,963

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November 30, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,855,898 and $6,809,130, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Company as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .61% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Company. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Growth Company	$ 28,450.19
Class K	2,076.05
	$ 30,526

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $188 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 33,559.43%		$ 1

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $65 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

loaned to FCM at period end was $3,115. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $5,098, including $62 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $245 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2011	Year ended November 30, 2010
From net investment income
Growth Company	$ 1,033	$ 49,118
Class K	12,176	14,954
Class F	3,060	545
Total	$ 16,269	$ 64,617
From net realized gain
Growth Company	$ -	$ 2,063
Class K	-	308
Class F	-	10
Total	$ -	$ 2,381

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Growth Company
Shares sold	26,205	62,068	$ 2,286,760	$ 4,465,997
Reinvestment of distributions	12	757	1,012	50,530
Shares redeemed	(47,577)	(127,213)	(4,134,721)	(9,025,160)
Net increase (decrease)	(21,360)	(64,388)	$ (1,846,949)	$ (4,508,633)
Class K
Shares sold	24,795	41,324	$ 2,168,846	$ 2,957,986
Reinvestment of distributions	146	229	12,176	15,262
Shares redeemed	(9,628)	(20,406)	(837,527)	(1,473,755)
Net increase (decrease)	15,313	21,147	$ 1,343,495	$ 1,499,493
Class F
Shares sold	8,188	16,421	$ 708,957	$ 1,150,419
Reinvestment of distributions	37	8	3,060	555
Shares redeemed	(1,824)	(2,542)	(158,043)	(181,913)
Net increase (decrease)	6,401	13,887	$ 553,974	$ 969,061

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

GCF-K-USAN-0711
1.863216.102

Fidelity®
New Millennium Fund®

Semiannual Report

May 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend through the end of May, overcoming bouts of short-term volatility following unrest in North Africa and the natural disaster in Japan. Still, questions remained about the longer-term outlook, most notably inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Actual	.99%	$ 1,000.00	$ 1,171.30	$ 5.36
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.00	$ 4.99

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.8	4.3
Apple, Inc.	3.0	3.8
International Business Machines Corp.	2.5	2.2
Green Mountain Coffee Roasters, Inc.	2.4	1.4
Chevron Corp.	2.0	0.0
Wells Fargo & Co.	2.0	2.0
Procter & Gamble Co.	1.9	0.0
JPMorgan Chase & Co.	1.8	1.6
Autonomy Corp. PLC	1.8	1.4
KKR Financial Holdings LLC	1.7	1.6
	23.9
Top Five Market Sectors as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.2	24.2
Financials	15.2	15.5
Health Care	13.8	12.5
Energy	12.7	11.1
Consumer Discretionary	11.6	14.7
Asset Allocation (% of fund's net assets)
As of May 31, 2011 *		As of November 30, 2010 **
	Stocks 98.8%		Stocks 99.1%
	Convertible Securities 0.4%		Convertible Securities 0.4%
	Short-Term Investments and Net Other Assets 0.8%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	18.0%	** Foreign investments	16.7%

Semiannual Report

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.9%
Automobiles - 0.2%
Tesla Motors, Inc. (a)	135,500	$ 4,084
Distributors - 0.4%
Pool Corp.	172,300	5,210
Silver Base Group Holdings Ltd.	2,434,000	2,291
		7,501
Diversified Consumer Services - 0.5%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	63,600	7,366
Stewart Enterprises, Inc. Class A	375,000	2,794
		10,160
Hotels, Restaurants & Leisure - 1.5%
Arcos Dorados Holdings, Inc.	151,300	3,442
Bravo Brio Restaurant Group, Inc.	288,000	6,394
Denny's Corp. (a)	1,661,000	6,793
Hong Kong & Shanghai Hotels Ltd.	1,785,191	3,071
Starbucks Corp.	255,600	9,404
		29,104
Household Durables - 1.2%
D.R. Horton, Inc.	381,500	4,647
PulteGroup, Inc. (a)	400,000	3,376
SodaStream International Ltd.	15,600	907
Toll Brothers, Inc. (a)	172,400	3,750
Tupperware Brands Corp.	154,600	10,120
		22,800
Internet & Catalog Retail - 0.2%
Rakuten, Inc.	4,778	4,858
Leisure Equipment & Products - 0.6%
Brunswick Corp. (d)	512,442	11,110
Media - 3.1%
Comcast Corp. Class A	769,400	19,420
Legend Pictures LLC (a)	697	523
The Walt Disney Co.	409,900	17,064
Time Warner, Inc.	358,300	13,053
Viacom, Inc. Class B (non-vtg.)	212,100	10,692
		60,752
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.3%
Nordstrom, Inc.	95,600	$ 4,477
Springland International Holdings Ltd.	2,591,000	2,309
		6,786
Specialty Retail - 2.6%
Carphone Warehouse Group PLC (a)	500,000	3,210
China ZhengTong Auto Services Holdings Ltd.	2,868,000	3,304
GOME Electrical Appliances Holdings Ltd.	8,064,000	3,173
Hengdeli Holdings Ltd.	8,176,000	4,794
Lithia Motors, Inc. Class A (sub. vtg.)	383,200	6,859
Lowe's Companies, Inc.	507,800	12,258
MarineMax, Inc. (a)	626,782	5,215
Sally Beauty Holdings, Inc. (a)	346,700	5,811
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	93,500	5,234
		49,858
Textiles, Apparel & Luxury Goods - 0.3%
Trinity Ltd.	3,684,000	3,643
Vera Bradley, Inc.	30,000	1,483
		5,126
TOTAL CONSUMER DISCRETIONARY		212,139
CONSUMER STAPLES - 9.9%
Food & Staples Retailing - 0.5%
Drogasil SA	450,000	3,196
Whole Foods Market, Inc.	97,900	5,988
		9,184
Food Products - 3.5%
Danone	135,000	9,896
Green Mountain Coffee Roasters, Inc. (a)	562,325	46,319
Ralcorp Holdings, Inc. (a)	63,000	5,540
Sara Lee Corp.	361,500	7,067
		68,822
Household Products - 3.1%
Church & Dwight Co., Inc.	70,000	5,887
Colgate-Palmolive Co.	197,300	17,270
Procter & Gamble Co.	562,300	37,674
		60,831
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.5%
Nu Skin Enterprises, Inc. Class A	143,300	$ 5,602
Prestige Brands Holdings, Inc. (a)	300,000	3,873
		9,475
Tobacco - 2.3%
Altria Group, Inc.	668,000	18,744
British American Tobacco PLC sponsored ADR	106,500	9,622
Lorillard, Inc.	132,300	15,252
		43,618
TOTAL CONSUMER STAPLES		191,930
ENERGY - 12.7%
Energy Equipment & Services - 0.2%
North American Energy Partners, Inc. (a)	324,800	3,056
Oil, Gas & Consumable Fuels - 12.5%
Anadarko Petroleum Corp.	190,900	15,180
BG Group PLC	238,883	5,527
Chesapeake Energy Corp.	151,000	4,732
Chevron Corp.	369,700	38,785
Concho Resources, Inc. (a)	47,800	4,522
EV Energy Partners LP	90,000	4,982
Exxon Mobil Corp.	1,118,577	93,364
Imperial Oil Ltd. (d)	80,700	4,008
Niko Resources Ltd.	50,300	4,168
Noble Energy, Inc.	54,800	5,107
Occidental Petroleum Corp.	288,100	31,072
Petrohawk Energy Corp. (a)	191,100	5,058
Plains Exploration & Production Co. (a)	100,000	3,685
Royal Dutch Shell PLC Class A sponsored ADR	133,256	9,518
SouthGobi Energy Resources Ltd. (a)	239,700	2,748
Southwestern Energy Co. (a)	150,600	6,592
Suncor Energy, Inc.	100,000	4,175
		243,223
TOTAL ENERGY		246,279
FINANCIALS - 15.0%
Capital Markets - 1.6%
Ashmore Group PLC	799,800	4,992
Bank of New York Mellon Corp.	301,700	8,481
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
KKR & Co. LP	450,000	$ 7,736
Morgan Stanley	430,000	10,389
		31,598
Commercial Banks - 5.1%
Alliance Financial Corp. (e)	260,476	7,530
BB&T Corp.	184,100	5,070
FirstMerit Corp.	444,200	7,236
M&T Bank Corp.	87,100	7,691
Standard Chartered PLC (United Kingdom)	222,902	5,969
SunTrust Banks, Inc.	191,100	5,376
Susquehanna Bancshares, Inc.	559,400	4,878
U.S. Bancorp, Delaware	448,800	11,489
Webster Financial Corp.	248,800	5,190
Wells Fargo & Co.	1,354,700	38,433
		98,862
Diversified Financial Services - 5.0%
Citigroup, Inc.	712,280	29,310
JPMorgan Chase & Co.	808,200	34,947
KKR Financial Holdings LLC	3,158,800	31,683
		95,940
Insurance - 1.4%
Arch Capital Group Ltd. (a)	153,600	5,181
Fidelity National Financial, Inc. Class A	315,000	5,034
Lincoln National Corp.	369,000	10,830
Unum Group	230,000	6,051
		27,096
Real Estate Management & Development - 0.3%
Henderson Land Development Co. Ltd.	283,000	1,921
Swire Pacific Ltd. (A Shares)	129,000	1,989
Wharf Holdings Ltd.	273,000	2,010
		5,920
Thrifts & Mortgage Finance - 1.6%
BankUnited, Inc.	60,400	1,713
First Niagara Financial Group, Inc.	366,100	5,199
MGIC Investment Corp. (a)(d)	1,423,000	11,469
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Ocwen Financial Corp. (a)	390,900	$ 4,699
Radian Group, Inc. (d)	1,769,923	8,814
		31,894
TOTAL FINANCIALS		291,310
HEALTH CARE - 13.8%
Biotechnology - 3.3%
Alexion Pharmaceuticals, Inc. (a)	190,400	9,029
Allos Therapeutics, Inc. (a)(d)	500,000	1,100
ARIAD Pharmaceuticals, Inc. (a)	407,700	3,539
AVEO Pharmaceuticals, Inc. (a)	133,000	2,438
BioMarin Pharmaceutical, Inc. (a)	150,000	4,235
Dynavax Technologies Corp. (a)	700,000	1,932
Inhibitex, Inc. (a)	954,980	4,383
Isis Pharmaceuticals, Inc. (a)	234,400	2,164
Keryx Biopharmaceuticals, Inc. (a)(d)	900,000	4,878
Medivir AB (B Shares) (a)	258,700	6,014
Neurocrine Biosciences, Inc. (a)	668,900	5,518
SIGA Technologies, Inc. (a)(d)	627,719	8,750
Theravance, Inc. (a)	250,000	6,533
ZIOPHARM Oncology, Inc. (a)(d)	500,000	3,560
		64,073
Health Care Equipment & Supplies - 2.6%
C. R. Bard, Inc.	73,500	8,216
Covidien PLC	176,800	9,724
HeartWare International, Inc. CDI (a)	9,290,545	18,646
Mako Surgical Corp. (a)	239,300	7,878
Masimo Corp.	91,800	2,820
Volcano Corp. (a)	100,000	3,143
		50,427
Health Care Providers & Services - 2.1%
Air Methods Corp. (a)	60,000	3,663
Capital Senior Living Corp. (a)	583,800	5,610
Centene Corp. (a)	120,000	4,176
Emeritus Corp. (a)	200,915	4,701
Express Scripts, Inc. (a)	161,300	9,607
Henry Schein, Inc. (a)	77,600	5,573
Medco Health Solutions, Inc. (a)	143,600	8,596
		41,926
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - 0.3%
SXC Health Solutions Corp. (a)	95,900	$ 5,670
Life Sciences Tools & Services - 2.3%
Agilent Technologies, Inc. (a)	222,700	11,106
Bruker BioSciences Corp. (a)	272,200	5,368
Covance, Inc. (a)	50,000	2,943
ICON PLC sponsored ADR (a)	135,000	3,455
Illumina, Inc. (a)	114,200	8,232
PerkinElmer, Inc.	187,700	5,197
QIAGEN NV (a)	186,200	3,674
Techne Corp.	52,000	4,238
		44,213
Pharmaceuticals - 3.2%
Cadence Pharmaceuticals, Inc. (a)(d)	526,200	5,073
Dr. Reddy's Laboratories Ltd. sponsored ADR (d)	179,200	6,498
Eli Lilly & Co.	407,300	15,673
GlaxoSmithKline PLC	660,700	14,364
Hospira, Inc. (a)	75,000	4,147
Novo Nordisk A/S Series B sponsored ADR	61,200	7,712
Shire PLC sponsored ADR	83,600	7,991
		61,458
TOTAL HEALTH CARE		267,767
INDUSTRIALS - 9.9%
Aerospace & Defense - 2.6%
Precision Castparts Corp.	54,800	8,609
Raytheon Co.	196,000	9,874
Textron, Inc.	191,100	4,372
The Boeing Co.	168,500	13,148
United Technologies Corp.	167,500	14,701
		50,704
Air Freight & Logistics - 0.3%
Hub Group, Inc. Class A (a)	129,016	4,923
Airlines - 0.8%
Copa Holdings SA Class A	117,600	7,349
Delta Air Lines, Inc. (a)	825,900	8,325
		15,674
Building Products - 0.7%
Lennox International, Inc.	98,300	4,582
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - continued
Owens Corning (a)	133,800	$ 5,111
Quanex Building Products Corp.	240,000	4,762
		14,455
Commercial Services & Supplies - 0.8%
Casella Waste Systems, Inc. Class A (a)	424,632	2,675
Clean Harbors, Inc. (a)	82,300	8,325
The Geo Group, Inc. (a)	191,100	4,699
		15,699
Construction & Engineering - 0.2%
Shaw Group, Inc. (a)	80,700	2,948
Electrical Equipment - 1.1%
Acuity Brands, Inc.	80,400	4,901
GrafTech International Ltd. (a)	235,300	4,974
Polypore International, Inc. (a)	104,800	6,870
Zumtobel AG	163,900	5,136
		21,881
Machinery - 0.4%
Blount International, Inc. (a)	233,800	3,963
Key Technology, Inc. (a)	182,200	3,230
		7,193
Professional Services - 1.3%
Acacia Research Corp. - Acacia Technologies (a)	303,408	11,760
IHS, Inc. Class A (a)	35,000	3,070
Michael Page International PLC	561,311	4,931
Robert Half International, Inc.	198,200	5,464
		25,225
Road & Rail - 1.2%
CSX Corp.	119,900	9,508
Kansas City Southern (a)	168,700	9,935
Tegma Gestao Logistica	250,000	4,010
		23,453
Trading Companies & Distributors - 0.5%
Beacon Roofing Supply, Inc. (a)	174,400	3,821
Rush Enterprises, Inc. Class A (a)	271,600	5,424
		9,245
TOTAL INDUSTRIALS		191,400
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 22.0%
Communications Equipment - 0.7%
Polycom, Inc. (a)	100,000	$ 5,741
RADWARE Ltd. (a)	100,000	3,682
Riverbed Technology, Inc. (a)	103,900	3,940
		13,363
Computers & Peripherals - 4.4%
Apple, Inc. (a)	169,500	58,957
Hewlett-Packard Co.	502,500	18,783
NetApp, Inc. (a)	127,200	6,967
		84,707
Electronic Equipment & Components - 2.0%
Corning, Inc.	612,100	12,334
Everlight Electronics Co. Ltd.	881,263	2,418
Fabrinet (a)	200,870	4,759
FLIR Systems, Inc.	157,100	5,679
Measurement Specialties, Inc. (a)	266,500	10,194
Universal Display Corp. (a)(d)	86,100	4,109
		39,493
Internet Software & Services - 2.9%
Blinkx PLC (a)	1,652,300	3,812
eBay, Inc. (a)	392,900	12,247
Google, Inc. Class A (a)	48,500	25,657
Open Text Corp. (a)	70,600	4,601
Rackspace Hosting, Inc. (a)(d)	109,000	4,796
SciQuest, Inc.	326,800	5,386
		56,499
IT Services - 4.1%
Accenture PLC Class A	167,000	9,584
Cardtronics, Inc. (a)	126,800	2,807
CoreLogic, Inc. (a)	92,500	1,675
Fidelity National Information Services, Inc.	192,000	6,179
International Business Machines Corp.	288,700	48,770
MasterCard, Inc. Class A	35,400	10,162
		79,177
Semiconductors & Semiconductor Equipment - 0.8%
Ceva, Inc. (a)	125,000	4,291
Epistar Corp.	726,317	2,409
Lam Research Corp. (a)	109,891	5,164
Siliconware Precision Industries Co. Ltd. sponsored ADR	472,300	3,146
		15,010
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 7.1%
Autonomy Corp. PLC (a)	1,147,141	$ 33,909
CA, Inc.	238,900	5,590
Check Point Software Technologies Ltd. (a)	86,200	4,734
Citrix Systems, Inc. (a)	74,900	6,563
Concur Technologies, Inc. (a)	78,400	3,918
Informatica Corp. (a)	88,000	5,162
Kenexa Corp. (a)	143,234	4,529
MICROS Systems, Inc. (a)	76,500	3,906
Nice Systems Ltd. sponsored ADR (a)	126,900	4,518
Nuance Communications, Inc. (a)	704,100	15,462
Oracle Corp.	812,500	27,804
Red Hat, Inc. (a)	83,400	3,636
Solera Holdings, Inc.	75,000	4,432
Taleo Corp. Class A (a)	103,400	3,860
Trion World Network, Inc. warrants 8/10/17 (a)(g)	28,652	0
VanceInfo Technologies, Inc. ADR (a)	218,200	5,577
VMware, Inc. Class A (a)	49,500	4,817
		138,417
TOTAL INFORMATION TECHNOLOGY		426,666
MATERIALS - 1.5%
Chemicals - 0.5%
Airgas, Inc.	75,000	5,181
The Mosaic Co.	70,200	4,974
		10,155
Metals & Mining - 1.0%
Gem Diamonds Ltd. (a)	1,955,500	8,331
Ivanhoe Mines Ltd. (a)	356,345	8,966
Tahoe Resources, Inc. (f)	89,400	1,760
		19,057
TOTAL MATERIALS		29,212
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.3%
Iliad SA	25,000	3,201
TalkTalk Telecom Group PLC	1,000,000	2,377
		5,578
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.6%
Vodafone Group PLC sponsored ADR	392,700	$ 11,007
TOTAL TELECOMMUNICATION SERVICES		16,585
UTILITIES - 1.5%
Electric Utilities - 0.4%
Southern Co.	191,100	7,659
Multi-Utilities - 1.1%
Alliant Energy Corp.	124,200	5,108
TECO Energy, Inc.	728,000	13,978
YTL Corp. Bhd	6,305,640	3,309
		22,395
TOTAL UTILITIES		30,054
TOTAL COMMON STOCKS (Cost $1,432,207)		1,903,342
Preferred Stocks - 1.1%

Convertible Preferred Stocks - 0.4%
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Ning, Inc. Series D 8.00% (a)(g)	419,580	2,473
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
Trion World Network, Inc.:
Series C, 8.00% (a)(g)	910,747	3,898
Series C-1, 8.00% (a)(g)	71,630	307
		4,205
TOTAL CONVERTIBLE PREFERRED STOCKS		6,678
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.7%
Porsche Automobil Holding SE (Germany)	123,725	$ 8,601
Volkswagen AG	32,500	5,770
		14,371
TOTAL PREFERRED STOCKS (Cost $20,929)		21,049
Money Market Funds - 2.1%

Fidelity Cash Central Fund, 0.14% (b)	6,923,253	6,923
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	33,758,836	33,759
TOTAL MONEY MARKET FUNDS (Cost $40,682)		40,682
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $1,493,818)		1,965,073
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(25,844)
NET ASSETS - 100%		$ 1,939,229
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,760,000 or 0.1% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,678,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ning, Inc. Series D 8.00%	3/19/08	$ 3,000
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0
Trion World Network, Inc. Series C, 8.00%	8/22/08	$ 5,001
Series C-1, 8.00%	8/10/10	$ 393
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 19
Fidelity Securities Lending Cash Central Fund	334
Total	$ 353
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Alliance Financial Corp.	$ 3,307	$ 4,683	$ -	$ 97	$ 7,530
Total	$ 3,307	$ 4,683	$ -	$ 97	$ 7,530
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 226,510	$ 221,129	$ 4,858	$ 523
Consumer Staples	191,930	191,930	-	-
Energy	246,279	246,279	-	-
Financials	293,783	291,310	-	2,473
Health Care	267,767	253,403	14,364	-
Industrials	191,400	191,400	-	-
Information Technology	430,871	426,666	-	4,205
Materials	29,212	29,212	-	-
Telecommunication Services	16,585	16,585	-	-
Utilities	30,054	30,054	-	-
Money Market Funds	40,682	40,682	-	-
Total Investments in Securities:	$ 1,965,073	$ 1,938,650	$ 19,222	$ 7,201
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 7,201
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 7,201
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	82.0%
United Kingdom	5.8%
Canada	2.0%
Cayman Islands	1.6%
Ireland	1.2%
Others (Individually Less Than 1%)	7.4%
100.0%
Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $233,833,000 of which $62,224,000 and $171,609,000 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $32,837) - See accompanying schedule: Unaffiliated issuers (cost $1,445,179)	$ 1,916,861
Fidelity Central Funds (cost $40,682)	40,682
Other affiliated issuers (cost $7,957)	7,530
Total Investments (cost $1,493,818)		$ 1,965,073
Receivable for investments sold		25,853
Receivable for fund shares sold		686
Dividends receivable		2,902
Distributions receivable from Fidelity Central Funds		72
Prepaid expenses		1
Other receivables		26
Total assets		1,994,613

Liabilities
Payable for investments purchased	$ 18,146
Payable for fund shares redeemed	1,843
Accrued management fee	1,240
Other affiliated payables	317
Other payables and accrued expenses	79
Collateral on securities loaned, at value	33,759
Total liabilities		55,384

Net Assets		$ 1,939,229
Net Assets consist of:
Paid in capital		$ 1,512,803
Undistributed net investment income		1,692
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(46,523)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		471,257
Net Assets, for 60,828 shares outstanding		$ 1,939,229
Net Asset Value, offering price and redemption price per share ($1,939,229 ÷ 60,828 shares)		$ 31.88

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)

Investment Income
Dividends (including $97 earned from other affiliated issuers)		$ 10,261
Income from Fidelity Central Funds		353
Total income		10,614

Expenses
Management fee Basic fee	$ 5,837
Performance adjustment	1,560
Transfer agent fees	1,691
Accounting and security lending fees	300
Custodian fees and expenses	59
Independent trustees' compensation	5
Registration fees	22
Audit	35
Legal	3
Interest	1
Miscellaneous	11
Total expenses before reductions	9,524
Expense reductions	(83)	9,441
Net investment income (loss)		1,173
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	205,968
Foreign currency transactions	13
Total net realized gain (loss)		205,981
Change in net unrealized appreciation (depreciation) on: Investment securities	91,679
Assets and liabilities in foreign currencies	6
Total change in net unrealized appreciation (depreciation)		91,685
Net gain (loss)		297,666
Net increase (decrease) in net assets resulting from operations		$ 298,839

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,173	$ 2,687
Net realized gain (loss)	205,981	93,337
Change in net unrealized appreciation (depreciation)	91,685	165,136
Net increase (decrease) in net assets resulting from operations	298,839	261,160
Distributions to shareholders from net investment income	(1,944)	(5,833)
Distributions to shareholders from net realized gain	(7,777)	(2,058)
Total distributions	(9,721)	(7,891)
Share transactions Proceeds from sales of shares	93,988	253,618
Reinvestment of distributions	9,248	7,493
Cost of shares redeemed	(235,088)	(350,283)
Net increase (decrease) in net assets resulting from share transactions	(131,852)	(89,172)
Total increase (decrease) in net assets	157,266	164,097

Net Assets
Beginning of period	1,781,963	1,617,866
End of period (including undistributed net investment income of $1,692 and undistributed net investment income of $2,463, respectively)	$ 1,939,229	$ 1,781,963
Other Information Shares
Sold	3,084	9,956
Issued in reinvestment of distributions	322	310
Redeemed	(7,716)	(13,750)
Net increase (decrease)	(4,310)	(3,484)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 27.36	$ 23.58	$ 17.09	$ 33.53	$ 39.51	$ 34.11
Income from Investment Operations
Net investment income (loss) D	.02	.04	.09	.08	.03	(.03)
Net realized and unrealized gain (loss)	4.65	3.86	6.51	(12.54)	4.78	5.43
Total from investment operations	4.67	3.90	6.60	(12.46)	4.81	5.40
Distributions from net investment income	(.03)	(.09)	(.09)	(.02)	-	-
Distributions from net realized gain	(.12)	(.03)	(.02)	(3.96)	(10.79)	-
Total distributions	(.15)	(.12)	(.11)	(3.98)	(10.79)	-
Net asset value, end of period	$ 31.88	$ 27.36	$ 23.58	$ 17.09	$ 33.53	$ 39.51
Total Return B, C	17.13%	16.58%	38.86%	(42.23)%	16.29%	15.83%
Ratios to Average Net Assets E, G
Expenses before reductions	.99% A	1.04%	1.05%	1.10%	.94%	.93%
Expenses net of fee waivers, if any	.99% A	1.04%	1.05%	1.10%	.94%	.93%
Expenses net of all reductions	.98% A	1.03%	1.03%	1.09%	.93%	.91%
Net investment income (loss)	.12% A	.16%	.44%	.31%	.10%	(.07)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,939	$ 1,782	$ 1,618	$ 1,167	$ 2,275	$ 2,455
Portfolio turnover rate F	71% A	72%	125%	92%	87%	147%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity New Millennium Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carry forwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 490,007
Gross unrealized depreciation	(30,525)
Net unrealized appreciation (depreciation) on securities and other investments	$ 459,482
Tax cost	$ 1,505,591

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November 30, 2012.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $677,662 and $822,669, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .77% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $32 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 13,697.42%		$ 1

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of

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8. Security Lending - continued

U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $334, including $14 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $83 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

NMF-USAN-0711
1.786815.108

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Mt. Vernon Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Mt. Vernon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 22, 2011
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 22, 2011